UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23346

Name of Fund:  BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds II, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2024

Date of reporting period: 06/30/2024

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.

BlackRock High Yield V.I. Fund

Class I Shares  | HICUI

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock High Yield V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$28	0.55%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ................................................................................................................................................................	3.24%	10.70%	4.42%	4.25%
Bloomberg U.S. Universal Index................................................................................................................................................................	(0.28)	3.47	0.11	1.63
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index................................................................................................................................................................	2.58	10.43	3.90	4.30
Net Assets................................................................................................................................................................	$931,958,572
Number of Portfolio Holdings................................................................................................................................................................	1,206
Portfolio Turnover Rate................................................................................................................................................................	34%

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Credit quality allocation

Credit RatingFootnote Reference(a)	Percent of Total InvestmentsFootnote Reference(b)
A................................................................................................................................................................	0.3%
BBB/Baa................................................................................................................................................................	5.2
BB/Ba................................................................................................................................................................	38.2
B................................................................................................................................................................	46.9
CCC/Caa................................................................................................................................................................	8.5
CC/Ca................................................................................................................................................................	0.1
NR................................................................................................................................................................	0.8
Footnote	Description
Footnote(a)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(b)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield V.I. Fund

Class I Shares  | HICUI

Semi-Annual Shareholder Report — June 30, 2024

HICUI-06/24-SAR

BlackRock High Yield V.I. Fund

Class III Shares  | HCIII

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock High Yield V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$40	0.79%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ................................................................................................................................................................	3.12%	10.61%	4.17%	4.00%
Bloomberg U.S. Universal Index................................................................................................................................................................	(0.28)	3.47	0.11	1.63
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index................................................................................................................................................................	2.58	10.43	3.90	4.30
Net Assets................................................................................................................................................................	$931,958,572
Number of Portfolio Holdings................................................................................................................................................................	1,206
Portfolio Turnover Rate................................................................................................................................................................	34%

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Credit quality allocation

Credit RatingFootnote Reference(a)	Percent of Total InvestmentsFootnote Reference(b)
A................................................................................................................................................................	0.3%
BBB/Baa................................................................................................................................................................	5.2
BB/Ba................................................................................................................................................................	38.2
B................................................................................................................................................................	46.9
CCC/Caa................................................................................................................................................................	8.5
CC/Ca................................................................................................................................................................	0.1
NR................................................................................................................................................................	0.8
Footnote	Description
Footnote(a)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(b)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield V.I. Fund

Class III Shares  | HCIII

Semi-Annual Shareholder Report — June 30, 2024

HCIII-06/24-SAR

BlackRock Total Return V.I. Fund

Class I Shares  | CRBDI

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Total Return V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$24	0.48%

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ................................................................................................................................................................	(0.26)%	2.63%	(0.02)%	1.40%
Bloomberg U.S. Aggregate Bond Index................................................................................................................................................................	(0.71)	2.63	(0.23)	1.35

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Total Return V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Key Fund statistics

Net Assets................................................................................................................................................................	$866,624,701
Number of Portfolio Holdings................................................................................................................................................................	2,032
Portfolio Turnover Rate................................................................................................................................................................	364%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities................................................................................................................................................................	30.9%
Corporate Bonds................................................................................................................................................................	23.2
U.S. Treasury Obligations................................................................................................................................................................	22.7
Investment Companies................................................................................................................................................................	14.7
Foreign Government Obligations................................................................................................................................................................	3.9
Asset-Backed Securities................................................................................................................................................................	2.2
Non-Agency Mortgage-Backed Securities................................................................................................................................................................	1.0
Foreign Agency Obligations................................................................................................................................................................	0.7
Municipal Bonds................................................................................................................................................................	0.6
Common Stocks................................................................................................................................................................	0.1
OtherFootnote Reference(b)................................................................................................................................................................	0.0Footnote Reference(c)
Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)................................................................................................................................................................	56.0%
AA/Aa................................................................................................................................................................	2.4
A................................................................................................................................................................	22.6
BBB/Baa................................................................................................................................................................	16.3
BB/Ba................................................................................................................................................................	1.3
B................................................................................................................................................................	0.2
CCC/Caa................................................................................................................................................................	0.1
CC/Ca................................................................................................................................................................	0.2
C................................................................................................................................................................	0.1
D................................................................................................................................................................	0.0Footnote Reference(c)
NR................................................................................................................................................................	0.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Total Return V.I. Fund

Class I Shares  | CRBDI

Semi-Annual Shareholder Report — June 30, 2024

CRBDI-06/24-SAR

BlackRock Total Return V.I. Fund

Class III Shares  | CBIII

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Total Return V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$39	0.79%

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ................................................................................................................................................................	(0.44)%	2.29%	(0.33)%	1.09%
Bloomberg U.S. Aggregate Bond Index................................................................................................................................................................	(0.71)	2.63	(0.23)	1.35

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Total Return V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Key Fund statistics

Net Assets................................................................................................................................................................	$866,624,701
Number of Portfolio Holdings................................................................................................................................................................	2,032
Portfolio Turnover Rate................................................................................................................................................................	364%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities................................................................................................................................................................	30.9%
Corporate Bonds................................................................................................................................................................	23.2
U.S. Treasury Obligations................................................................................................................................................................	22.7
Investment Companies................................................................................................................................................................	14.7
Foreign Government Obligations................................................................................................................................................................	3.9
Asset-Backed Securities................................................................................................................................................................	2.2
Non-Agency Mortgage-Backed Securities................................................................................................................................................................	1.0
Foreign Agency Obligations................................................................................................................................................................	0.7
Municipal Bonds................................................................................................................................................................	0.6
Common Stocks................................................................................................................................................................	0.1
OtherFootnote Reference(b)................................................................................................................................................................	0.0Footnote Reference(c)
Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)................................................................................................................................................................	56.0%
AA/Aa................................................................................................................................................................	2.4
A................................................................................................................................................................	22.6
BBB/Baa................................................................................................................................................................	16.3
BB/Ba................................................................................................................................................................	1.3
B................................................................................................................................................................	0.2
CCC/Caa................................................................................................................................................................	0.1
CC/Ca................................................................................................................................................................	0.2
C................................................................................................................................................................	0.1
D................................................................................................................................................................	0.0Footnote Reference(c)
NR................................................................................................................................................................	0.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Total Return V.I. Fund

Class III Shares  | CBIII

Semi-Annual Shareholder Report — June 30, 2024

CBIII-06/24-SAR

(b)    Not Applicable.

Item 2 –            Code of Ethics – Not Applicable to this semi-annual report.
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable.
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)    The registrant’s Financial Statements are attached herewith.
(b)    The registrant’s Financial Highlights are attached herewith.

JUNE 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

June 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund

Derivative Financial Instruments
2024
BlackRock Semi-Annual Financial Statements
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a) (b)
AIMCO CLO 18 Ltd., Series 2022-18A, Class
D1R, (3-mo. CME Term SOFR at 2.85%
Floor + 2.85%), 0.00%, 07/20/37 ....... USD 1,500 $ 1,500,000
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class D1, (3-mo. CME Term
SOFR at 2.95% Floor + 2.95%), 0.00%,
07/25/37 ....................... 1,500 1,494,593
Marathon CLO Ltd., Series 2020-15A, Class
C1R3, (3-mo. CME Term SOFR at 3.20%
Floor + 3.20%), 0.00%, 08/15/37 ....... 2,500 2,500,000
Total Asset-Backed Securities — 0 .6%
(Cost: $ 5,500,000 ) ............................... 5,494,593
Shares
Shares
Common Stocks
Building Products — 0.1%
JELD-WEN Holding, Inc.
(c)
.............. 35,112 472,959
Capital Markets — 0.0%
Ardagh MP USA, Inc. , (Acquired 08/02/21 , cost
$ 315,123 )
(c) (d)
.................... 32,449 110,327
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(c)
............. 880 1,478
Life Sciences Tools & Services — 0.1%
Avantor, Inc.
(c)
...................... 34,421 729,725
Metals & Mining — 0.1%
Constellium SE , Class A
(c)
.............. 58,591 1,104,440
Oil, Gas & Consumable Fuels — 0.0%
NGL Energy Partners LP
(c)
.............. 65,308 330,458
Specialized REITs — 0.3%
Crown Castle, Inc. ................... 4,618 451,179
VICI Properties, Inc. .................. 67,733 1,939,873
2,391,052
Total Common Stocks — 0 .6%
(Cost: $ 5,285,760 ) ............................... 5,140,439
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.8%
(b)
AAR Escrow Issuer LLC, 6.75%, 03/15/29 ... 662 674,832
Boeing Co. (The)
6.53% , 05/01/34 .................. 1,200 1,228,679
6.86% , 05/01/54 .................. 1,355 1,390,463
7.01% , 05/01/64 .................. 870 890,767
Bombardier, Inc.
7.88% , 04/15/27 .................. 181 181,461
6.00% , 02/15/28 .................. 1,107 1,094,266
7.50% , 02/01/29 .................. 5 5,181
8.75% , 11/15/30 .................. 1,478 1,597,397
7.25% , 07/01/31 .................. 565 580,097
7.00% , 06/01/32 .................. 658 667,140
7.45% , 05/01/34 .................. 301 338,095
BWX Technologies, Inc., 4.13%, 06/30/28 ... 457 426,553
Embraer Netherlands Finance BV, 7.00%,
07/28/30 ...................... 941 981,875
F-Brasile SpA, Series PS, 7.35%, 08/15/26 .. 1,600 1,584,000
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Spirit AeroSystems, Inc.
9.38% , 11/30/29 .................. USD 1,228 $ 1,322,110
9.75% , 11/15/30 .................. 1,343 1,481,485
TransDigm, Inc.
6.75% , 08/15/28 .................. 4,202 4,253,365
6.38% , 03/01/29 .................. 6,182 6,213,176
7.13% , 12/01/31 .................. 1,798 1,852,618
6.63% , 03/01/32 .................. 5,841 5,899,757
Triumph Group, Inc., 9.00%, 03/15/28 ..... 2,205 2,311,368
34,974,685
Automobile Components — 2.0%
Champions Financing, Inc., 8.75%, 02/15/29
(b)
1,277 1,309,530
Clarios Global LP
6.75% , 05/15/25
(b)
................. 1,117 1,116,661
4.38% , 05/15/26
(e)
................. EUR 560 596,733
8.50% , 05/15/27
(b)
................. USD 5,696 5,728,131
6.75% , 05/15/28
(b)
................. 1,076 1,088,969
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(e)
..................... EUR 100 96,767
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... USD 304 293,351
Forvia SE, 5.50%, 06/15/31
(e)
.......... EUR 126 135,952
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
USD 1,244 1,260,697
Gates Corp., 6.88%, 07/01/29
(b)
......... 776 789,533
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. 176 163,820
5.63% , 04/30/33 .................. 248 224,172
Icahn Enterprises LP
6.25% , 05/15/26 .................. 202 200,405
5.25% , 05/15/27 .................. 2,392 2,245,186
9.75% , 01/15/29
(b)
................. 720 745,919
4.38% , 02/01/29 .................. 644 550,647
9.00% , 06/15/30
(b)
................. 510 507,427
IHO Verwaltungs GmbH, 8.75%, (8.75% Cash
or 9.50% PIK), 05/15/28
(a) (e) (f)
......... EUR 100 114,586
Mahle GmbH, 6.50%, 05/02/31
(e)
........ 100 108,996
Phinia, Inc., 6.75%, 04/15/29
(b)
.......... USD 368 373,461
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ 370 336,828
ZF Europe Finance BV, 4.75%, 01/31/29
(e)
... EUR 300 322,088
18,309,859
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(b)
................ USD 361 355,697
10.38% , 03/31/29
(e)
................ GBP 100 125,146
RCI Banque SA, (5-Year EURIBOR ICE Swap
Rate + 2.75%), 5.50%, 10/09/34
(a) (e)
..... EUR 100 106,834
587,677
Banks — 1.6%
Banca Monte dei Paschi di Siena SpA, (3-mo.
EURIBOR + 2.05%), 4.75%, 03/15/29
(a) (e)
.. 100 107,277
Banco BPM SpA, (5-Year EUR Swap Annual +
3.40%), 3.38%, 01/19/32
(a) (e)
.......... 200 205,644
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29
(a) (e)
............... 100 118,605
Banco de Sabadell SA, (5-Year EUR Swap
Annual + 6.20%), 5.75%
(a) (e) (g)
......... 200 209,103
Banco Espirito Santo SA
(c)(e)(h)
2.63% , 05/08/17 .................. 100 29,987
4.75% , 01/15/18 .................. 100 29,987
4.00% , 01/21/25 .................. 100 29,986
Banco Santander SA, 6.92%, 08/08/33 ..... USD 400 417,592
Bank of Ireland Group plc, (5-Year EUR Swap
Annual + 7.92%), 7.50%
(a) (e) (g)
......... EUR 200 217,671

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Bankinter SA, (5-Year EURIBOR ICE Swap
Rate + 4.71%), 7.38%
(a) (e) (g)
.......... EUR 200 $ 219,910
Barclays plc
(a)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.41%), 4.38% USD 940 789,322
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00% 390 395,982
(USISSO05 + 5.78%), 9.63% ......... 2,240 2,428,366
CaixaBank SA, (5-Year EUR Swap Annual +
4.50%), 5.25%
(a) (e) (g)
............... EUR 200 208,568
Citigroup, Inc.
(a)(g)
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63% ....................... USD 780 812,120
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ....................... 1,885 1,880,783
Commerzbank AG
(a)(e)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(g)
...................... EUR 200 212,182
(5-Year EURIBOR ICE Swap Rate +
5.13%), 7.88%
(g)
................ 200 213,457
(5-Year EURIBOR ICE Swap Rate +
4.30%), 6.50% , 12/06/32 .......... 100 113,050
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63% ,
02/28/33 ..................... GBP 100 133,957
Eurobank SA, (5-Year EURIBOR ICE Swap
Rate + 2.17%), 4.88%, 04/30/31
(a) (e)
..... EUR 100 107,451
HSBC Holdings plc
(a)(g)
(5-Year USD Swap Rate + 3.75%), 6.00% . USD 465 449,003
(5-Year EUR Swap Annual + 3.84%),
4.75%
(e)
...................... EUR 200 200,535
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.65%), 4.60% USD 200 171,412
ING Groep NV, (USISSO05 + 4.36%),
8.00%
(a) (e) (g)
.................... 200 203,910
Intesa Sanpaolo SpA
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a) (e) (g)
.................... EUR 250 255,839
5.15% , 06/10/30
(e)
................. GBP 150 174,948
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20% ,
06/01/32
(a) (b)
................... USD 320 270,737
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95% ,
06/01/42
(a) (b)
................... 235 175,603
Lloyds Banking Group plc
(a)(g)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.61%), 5.13% .... GBP 200 249,344
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.91%), 8.00% USD 505 516,212
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%), 5.88%,
06/28/35
(a) (e)
.................... EUR 125 135,074
NatWest Group plc, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(a) (g)
................ USD 565 570,845
Societe Generale SA, (5-Year EUR Swap
Annual + 5.23%), 7.88%
(a) (e) (g)
......... EUR 100 108,969
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
.... USD 1,055 1,052,362
Security
Par (000)
Par (000) Value
Banks (continued)
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.61%), 7.63%
(a) (g)
................ USD 1,064 $ 1,133,059
14,548,852
Biotechnology — 0.1%
(e)
Cidron Aida Finco SARL, 6.25%, 04/01/28 ... GBP 100 116,993
Grifols SA, 2.25%, 11/15/27 ........... EUR 416 398,736
515,729
Broadline Retail — 0.5%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ....... USD 282 242,305
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 419 378,381
LCM Investments Holdings II LLC
4.88% , 05/01/29 .................. 491 458,953
8.25% , 08/01/31 .................. 1,042 1,087,305
Match Group Holdings II LLC
4.63% , 06/01/28 .................. 231 216,151
5.63% , 02/15/29 .................. 164 157,529
NMG Holding Co., Inc., 7.13%, 04/01/26 .... 227 224,262
Rakuten Group, Inc.
11.25% , 02/15/27 ................. 521 556,432
9.75% , 04/15/29 .................. 880 907,060
4,228,378
Building Products — 0.6%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
..................... 320 321,157
Builders FirstSource, Inc., 6.38%, 03/01/34
(b)
. 473 468,275
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
..................... 560 549,022
HT Troplast GmbH, 9.38%, 07/15/28
(e)
..... EUR 100 104,889
JELD-WEN, Inc., 4.63%, 12/15/25
(b)
...... USD 442 434,152
Masterbrand, Inc., 7.00%, 07/15/32
(b)
...... 370 374,181
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 .................. 181 170,886
9.75% , 07/15/28 .................. 240 243,997
Owens Corning, 3.50%, 02/15/30
(b)
....... 454 413,656
Standard Industries, Inc.
2.25% , 11/21/26
(e)
................. EUR 200 202,292
5.00% , 02/15/27
(b)
................. USD 260 252,736
4.75% , 01/15/28
(b)
................. 3 2,855
4.38% , 07/15/30
(b)
................. 776 701,129
3.38% , 01/15/31
(b)
................. 558 470,132
Summit Materials LLC, 7.25%, 01/15/31
(b)
... 1,033 1,069,831
5,779,190
Capital Markets — 1.2%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
..................... 311 322,438
Apollo Debt Solutions BDC, 6.90%, 04/13/29
(b)
510 512,542
Ares Capital Corp.
5.88% , 03/01/29 .................. 275 271,040
5.95% , 07/15/29 .................. 665 653,735
Aretec Group, Inc., 10.00%, 08/15/30
(b)
.... 200 217,518
Blackstone Private Credit Fund
3.25% , 03/15/27 .................. 155 143,096
5.95% , 07/16/29
(b)
................. 358 350,611
6.25% , 01/25/31
(b)
................. 397 394,720
Blue Owl Capital Corp.
3.75% , 07/22/25 .................. 380 370,441
3.40% , 07/15/26 .................. 32 30,152
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(b)
. 357 368,332
Blue Owl Credit Income Corp., 7.75%, 09/16/27 644 661,712
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 403 382,234
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(b)
..................... 651 659,567

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Deutsche Bank AG, (5-Year EURIBOR ICE
Swap Rate + 4.55%), 4.50%
(a) (e) (g)
...... EUR 200 $ 191,165
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(i)
..................... USD 494 524,381
Julius Baer Group Ltd., (5-Year EUR Swap
Annual + 3.85%), 6.63%
(a) (e) (g)
......... EUR 200 207,773
Oaktree Strategic Credit Fund, 8.40%,
11/14/28
(b)
..................... USD 396 418,576
State Street Corp., Series I, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.61%), 6.70%
(a) (g)
......... 655 658,904
UBS Group AG
(a)(b)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.75%), 9.25% 1,095 1,178,114
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.31%), 4.38% 320 259,537
(USISSO05 + 4.16%), 7.75% ......... 1,175 1,198,555
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.76%), 9.25% 1,240 1,388,666
11,363,809
Chemicals — 2.3%
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
................ 653 678,104
Axalta Coating Systems LLC, 3.38%, 02/15/29
(b)
687 614,647
Chemours Co. (The)
4.00% , 05/15/26 .................. EUR 100 103,614
5.38% , 05/15/27 .................. USD 576 546,751
5.75% , 11/15/28
(b)
................. 944 871,545
4.63% , 11/15/29
(b)
................. 356 306,516
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 3,267 3,002,406
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(e)
..................... EUR 100 104,821
HB Fuller Co., 4.25%, 10/15/28 ......... USD 185 174,367
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... 1,439 1,248,246
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 779 785,169
INEOS Finance plc, 6.38%, 04/15/29
(e)
..... EUR 100 110,174
INEOS Quattro Finance 2 plc
(e)
2.50% , 01/15/26 .................. 100 103,743
8.50% , 03/15/29 .................. 100 113,387
Ingevity Corp., 3.88%, 11/01/28
(b)
........ USD 132 119,763
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
.. 648 519,287
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
... 296 280,149
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
388 368,255
Olympus Water US Holding Corp.
9.75% , 11/15/28
(b)
................. 3,285 3,475,434
5.38% , 10/01/29
(e)
................. EUR 200 193,651
7.25% , 06/15/31
(b)
................. USD 1,549 1,539,722
SCIL IV LLC, 9.50%, 07/15/28
(e)
......... EUR 100 115,732
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 .................. USD 222 202,922
4.00% , 04/01/31 .................. 325 280,402
4.38% , 02/01/32 .................. 533 459,171
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 1,346 1,218,955
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 .................. 419 404,055
5.63% , 08/15/29 .................. 3,256 3,001,040
7.38% , 03/01/31 .................. 816 826,987
21,769,015
Commercial Services & Supplies — 3.3%
ADT Security Corp. (The)
(b)
4.13% , 08/01/29 .................. 58 53,489
4.88% , 07/15/32 .................. 327 300,285
Allied Universal Holdco LLC
6.63% , 07/15/26
(b)
................. 79 78,761
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
9.75% , 07/15/27
(b)
................. USD 156 $ 155,048
4.63% , 06/01/28
(b)
................. 4,389 4,001,052
4.88% , 06/01/28
(e)
................. GBP 150 170,416
6.00% , 06/01/29
(b)
................. USD 3,340 2,923,787
7.88% , 02/15/31
(b)
................. 3,249 3,257,454
APi Group DE, Inc.
(b)
4.13% , 07/15/29 .................. 453 412,231
4.75% , 10/15/29 .................. 225 209,932
APX Group, Inc.
(b)
6.75% , 02/15/27 .................. 455 453,821
5.75% , 07/15/29 .................. 500 479,715
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 618 597,682
Brink's Co. (The)
(b)
6.50% , 06/15/29 .................. 408 412,277
6.75% , 06/15/32 .................. 619 623,543
Clean Harbors, Inc.
(b)
4.88% , 07/15/27 .................. 61 59,044
5.13% , 07/15/29 .................. 108 103,741
6.38% , 02/01/31 .................. 85 85,222
Garda World Security Corp.
(b)
4.63% , 02/15/27 .................. 408 389,869
9.50% , 11/01/27 .................. 418 419,934
7.75% , 02/15/28 .................. 2,225 2,266,133
6.00% , 06/01/29 .................. 259 236,293
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 .................. 689 640,363
3.50% , 09/01/28 .................. 113 104,171
4.75% , 06/15/29 .................. 885 835,231
4.38% , 08/15/29 .................. 1,081 996,212
6.75% , 01/15/31 .................. 1,011 1,031,406
Intrum AB
(e)
3.00% , 09/15/27 .................. EUR 156 107,599
9.25% , 03/15/28 .................. 100 70,982
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. USD 1,706 1,637,376
Paprec Holding SA, 7.25%, 11/17/29
(e)
..... EUR 100 112,452
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... USD 1,020 1,005,131
Q-Park Holding I BV, 5.13%, 02/15/30
(e)
.... EUR 100 106,827
Reworld Holding Corp.
4.88% , 12/01/29
(b)
................. USD 365 333,146
5.00% , 09/01/30 .................. 200 180,763
Stericycle, Inc., 3.88%, 01/15/29
(b)
........ 105 98,043
Techem Verwaltungsgesellschaft 675 mbH,
5.38%, 07/15/29
(e)
................ EUR 100 107,979
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... USD 3,191 3,146,986
Williams Scotsman, Inc.
(b)
4.63% , 08/15/28 .................. 255 241,122
6.63% , 06/15/29 .................. 506 510,004
7.38% , 10/01/31 .................. 1,337 1,375,918
30,331,440
Communications Equipment — 0.1%
(b)
CommScope, Inc., 4.75%, 09/01/29 ....... 615 425,771
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 288 243,233
669,004
Construction & Engineering — 0.7%
Arcosa, Inc., 4.38%, 04/15/29
(b)
......... 676 627,750
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... 4,397 4,751,812
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... 279 261,091
Heathrow Finance plc
(e)
4.13% , 09/01/29
(j)
................. GBP 100 114,596
6.63% , 03/01/31 .................. 100 124,988
Pike Corp., 8.63%, 01/31/31
(b)
.......... USD 214 226,694
6,106,931

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials — 0.4%
Smyrna Ready Mix Concrete LLC
(b)
6.00% , 11/01/28 .................. USD 1,458 $ 1,424,416
8.88% , 11/15/31 .................. 2,185 2,318,123
3,742,539
Consumer Finance — 0.8%
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 337 354,024
Ford Motor Credit Co. LLC, 7.20%, 06/10/30 . 559 588,020
Global Aircraft Leasing Co. Ltd.
(b)(f)
Series 2021 , 6.50% , ( 6.50 % Cash or 7.25%
PIK), 09/15/24
(a)
................ 418 402,119
6.50% , ( 6.50 % Cash or 7.25 % PIK),
09/15/24 ..................... 293 282,751
Macquarie Airfinance Holdings Ltd.
(b)
8.38% , 05/01/28 .................. 228 240,305
6.40% , 03/26/29 .................. 135 137,284
8.13% , 03/30/29 .................. 676 714,664
6.50% , 03/26/31 .................. 355 365,051
Navient Corp., 9.38%, 07/25/30 ......... 787 827,510
OneMain Finance Corp.
3.50% , 01/15/27 .................. 197 184,579
9.00% , 01/15/29 .................. 1,612 1,700,695
5.38% , 11/15/29 .................. 112 105,040
7.88% , 03/15/30 .................. 931 959,913
4.00% , 09/15/30 .................. 471 404,232
7.50% , 05/15/31 .................. 267 270,171
Volkswagen International Finance NV, (9-Year
EUR Swap Annual + 3.96%), 3.88%
(a) (e) (g)
.. EUR 200 199,358
7,735,716
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos., Inc.
(b)
5.88% , 02/15/28 .................. USD 205 202,620
6.50% , 02/15/28 .................. 117 117,555
3.50% , 03/15/29 .................. 662 595,497
4.88% , 02/15/30 .................. 659 622,755
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(e)
. GBP 163 205,791
Market Bidco Finco plc, 5.50%, 11/04/27
(e)
... 100 116,930
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
..................... USD 323 294,062
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
236 213,051
US Foods, Inc.
(b)
6.88% , 09/15/28 .................. 342 349,667
4.75% , 02/15/29 .................. 126 119,509
4.63% , 06/01/30 .................. 84 78,041
7.25% , 01/15/32 .................. 568 589,466
Walgreens Boots Alliance, Inc., 3.20%,
04/15/30 ...................... 74 61,947
3,566,891
Containers & Packaging — 2.4%
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(b)
................. 971 954,126
2.00% , 09/01/28
(e)
................. EUR 100 93,307
3.25% , 09/01/28
(b)
................. USD 200 175,720
3.00% , 09/01/29
(e)
................. EUR 200 172,958
4.00% , 09/01/29
(b)
................. USD 3,489 2,952,585
Ardagh Packaging Finance plc
2.13% , 08/15/26
(e)
................. EUR 509 451,905
4.13% , 08/15/26
(b)
................. USD 1,490 1,293,270
Canpack SA, 3.13%, 11/01/25
(b)
......... 211 202,385
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 942 925,829
8.75% , 04/15/30 .................. 1,990 1,947,524
Crown Americas LLC, 5.25%, 04/01/30 .... 32 30,956
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Crown European Holdings SA, 5.00%,
05/15/28
(e)
..................... EUR 100 $ 109,772
Graphic Packaging International LLC
3.50% , 03/15/28
(b)
................. USD 8 7,376
2.63% , 02/01/29
(e)
................. EUR 200 198,707
Kleopatra Finco SARL, 4.25%, 03/01/26
(e)
... 100 94,056
LABL, Inc.
(b)
6.75% , 07/15/26 .................. USD 331 326,865
5.88% , 11/01/28 .................. 524 477,813
9.50% , 11/01/28 .................. 1,164 1,173,170
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 .................. 8,249 8,413,907
9.25% , 04/15/27 .................. 258 258,166
OI European Group BV
6.25% , 05/15/28
(b)
................. EUR 270 298,915
5.25% , 06/01/29
(e)
................. 100 107,469
Owens-Brockway Glass Container, Inc.
(b)
6.63% , 05/13/27 .................. USD 91 90,814
7.25% , 05/15/31 .................. 396 395,313
Sealed Air Corp.
(b)
4.00% , 12/01/27 .................. 143 134,395
5.00% , 04/15/29 .................. 146 138,951
6.50% , 07/15/32 .................. 490 487,250
Titan Holdings II BV, 5.13%, 07/15/29
(e)
.... EUR 100 108,236
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
USD 329 359,336
Trivium Packaging Finance BV, 8.50%,
08/15/27
(b) (j)
.................... 200 198,508
22,579,584
Distributors — 0.2%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 72 64,403
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 1,379 1,336,254
Resideo Funding, Inc., 4.00%, 09/01/29 .... 124 109,290
1,509,947
Diversified Consumer Services — 0.5%
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(b)
................ 244 227,478
Pachelbel Bidco SpA
(e)
7.13% , 05/17/31 .................. EUR 100 110,576
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
8.07% , 05/17/31
(a)
............... 100 108,583
Service Corp. International
5.13% , 06/01/29 .................. USD 217 210,852
3.38% , 08/15/30 .................. 279 242,813
4.00% , 05/15/31 .................. 190 169,209
Sotheby's
(b)
7.38% , 10/15/27 .................. 1,591 1,328,574
5.88% , 06/01/29 .................. 1,375 1,023,243
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... 1,477 1,525,434
4,946,762
Diversified REITs — 0.5%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 198 173,475
HAT Holdings I LLC
(b)
3.38% , 06/15/26 .................. 384 362,092
8.00% , 06/15/27 .................. 493 512,541
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 1,086 991,997
MPT Operating Partnership LP
2.50% , 03/24/26 .................. GBP 567 614,286
5.25% , 08/01/26 .................. USD 134 121,771
5.00% , 10/15/27 .................. 107 88,372
4.63% , 08/01/29 .................. 1,572 1,140,978
3.50% , 03/15/31 .................. 1,029 670,513

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
VICI Properties LP
5.63% , 05/15/52 .................. USD 131 $ 117,946
6.13% , 04/01/54 .................. 265 254,386
5,048,357
Diversified Telecommunication Services — 5.1%
Altice France SA
11.50% , 02/01/27
(e)
................ EUR 100 87,577
5.50% , 01/15/28
(b)
................. USD 503 344,498
5.13% , 01/15/29
(b)
................. 200 130,499
5.13% , 07/15/29
(b)
................. 2,954 1,942,554
British Telecommunications plc, (5-Year
EURIBOR ICE Swap Rate + 2.54%), 5.13%,
10/03/54
(a) (e)
.................... EUR 125 134,202
CCO Holdings LLC
(b)
5.38% , 06/01/29 .................. USD 302 274,749
6.38% , 09/01/29 .................. 1,967 1,869,691
4.75% , 03/01/30 .................. 900 779,514
4.50% , 08/15/30 .................. 334 282,757
4.25% , 02/01/31 .................. 1,242 1,014,020
7.38% , 03/01/31 .................. 4,760 4,693,384
4.75% , 02/01/32 .................. 652 533,969
4.25% , 01/15/34 .................. 1,431 1,086,211
Cellnex Telecom SA, 2.13%, 08/11/30
(e) (i)
.... EUR 400 427,109
Frontier Communications Holdings LLC
(b)
5.88% , 10/15/27 .................. USD 746 728,326
5.00% , 05/01/28 .................. 1,499 1,412,200
8.75% , 05/15/30 .................. 3,934 4,053,761
8.63% , 03/15/31 .................. 930 958,018
Iliad Holding SASU
6.50% , 10/15/26
(b)
................. 702 698,890
7.00% , 10/15/28
(b)
................. 932 924,198
6.88% , 04/15/31
(e)
................. EUR 100 108,691
8.50% , 04/15/31
(b)
................. USD 1,721 1,742,579
Iliad SA
(e)
5.63% , 02/15/30 .................. EUR 300 328,781
5.38% , 05/02/31 .................. 100 107,828
Infrastrutture Wireless Italiane SpA, 1.63%,
10/21/28
(e)
..................... 100 98,789
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(e)
200 207,764
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 ................. USD 2,344 2,338,140
4.88% , 06/15/29 .................. 1,244 709,372
11.00% , 11/15/29 ................. 2,254 2,306,999
10.50% , 05/15/30 ................. 2,291 2,269,039
10.75% , 12/15/30 ................. 75 74,812
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(e)
EUR 124 135,827
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 .................. USD 452 293,683
4.13% , 04/15/30 .................. 452 282,405
Optics Bidco SpA
(b)(c)
6.00% , 09/30/34 .................. 1,216 1,150,804
7.20% , 07/18/36 .................. 1,168 1,203,741
RCS & RDS SA, 3.25%, 02/05/28
(e)
....... EUR 100 99,847
Sable International Finance Ltd., 5.75%,
09/07/27
(b)
..................... USD 200 192,687
Uniti Group LP
(b)
Series MAY , 10.50% , 02/15/28 ......... 748 732,503
10.50% , 02/15/28 ................. 3,616 3,541,085
Virgin Media Secured Finance plc
4.13% , 08/15/30
(e)
................. GBP 200 209,841
4.50% , 08/15/30
(b)
................. USD 200 169,587
Vmed O2 UK Financing I plc, 7.75%, 04/15/32
(b)
465 453,580
Windstream Escrow LLC, 7.75%, 08/15/28
(b)
. 529 498,342
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 .................. 6,493 5,192,879
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
6.13% , 03/01/28 .................. USD 1,414 $ 946,750
47,772,482
Electric Utilities — 0.7%
EDP - Energias de Portugal SA
(a)(e)
(5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75% , 05/29/54 .......... EUR 100 106,426
(5-Year EUR Swap Annual + 3.18%),
5.94% , 04/23/83 ................ 100 111,509
FirstEnergy Corp., 4.00%, 05/01/26
(i)
...... USD 1,530 1,513,170
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(a)
..................... 735 739,215
NextEra Energy Operating Partners LP
(b)
3.88% , 10/15/26 .................. 153 145,492
7.25% , 01/15/29 .................. 402 412,239
NRG Energy, Inc., 7.00%, 03/15/33
(b)
...... 186 196,342
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 426 394,313
PG&E Corp., 4.25%, 12/01/27
(b) (i)
........ 540 544,590
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a) (e) (g)
.................... EUR 100 105,756
Vistra Operations Co. LLC
(b)
7.75% , 10/15/31 .................. USD 1,218 1,268,414
6.88% , 04/15/32 .................. 950 964,414
6.95% , 10/15/33 .................. 276 295,399
6,797,279
Electrical Equipment — 0.3%
Nexans SA, 4.25%, 03/11/30
(e)
.......... EUR 100 105,914
Sensata Technologies BV, 4.00%, 04/15/29
(b)
. USD 29 26,625
Sensata Technologies, Inc., 6.63%, 07/15/32
(b)
865 871,187
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 1,553 1,450,303
2,454,029
Electronic Equipment, Instruments & Components — 0.4%
(b)
Coherent Corp., 5.00%, 12/15/29 ........ 1,209 1,144,167
Insight Enterprises, Inc., 6.63%, 05/15/32 ... 412 418,371
Sensata Technologies, Inc.
4.38% , 02/15/30 .................. 1,286 1,181,064
3.75% , 02/15/31 .................. 597 520,345
Zebra Technologies Corp., 6.50%, 06/01/32 .. 302 305,400
3,569,347
Energy Equipment & Services — 4.1%
Archrock Partners LP
(b)
6.88% , 04/01/27 .................. 444 445,769
6.25% , 04/01/28 .................. 2,624 2,598,765
Borr IHC Ltd.
(b)
10.00% , 11/15/28 ................. 641 667,834
10.38% , 11/15/30 ................. 429 446,774
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 540 546,788
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 1,262 1,293,646
Nabors Industries Ltd., 7.50%, 01/15/28
(b)
... 397 378,819
Nabors Industries, Inc.
(b)
7.38% , 05/15/27 .................. 736 748,653
9.13% , 01/31/30 .................. 444 459,955
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 689 717,054
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
..................... 448 448,784
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 171 169,045
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 . 230 243,618
Precision Drilling Corp., 6.88%, 01/15/29
(b)
.. 25 24,731
Seadrill Finance Ltd., 8.38%, 08/01/30
(b)
.... 577 603,069
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 312 316,856

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... USD 368 $ 379,808
Transocean, Inc.
(b)
8.00% , 02/01/27 .................. 820 817,158
8.25% , 05/15/29 .................. 1,655 1,659,103
8.75% , 02/15/30 .................. 2,277 2,390,572
8.50% , 05/15/31 .................. 2,105 2,105,903
USA Compression Partners LP
6.88% , 09/01/27 .................. 270 270,506
7.13% , 03/15/29
(b)
................. 1,464 1,475,138
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 2,309 2,390,376
Vallourec SACA, 7.50%, 04/15/32
(b)
....... 771 798,380
Venture Global LNG, Inc.
(b)
8.13% , 06/01/28 .................. 1,159 1,194,022
9.50% , 02/01/29 .................. 5,123 5,610,179
8.38% , 06/01/31 .................. 3,537 3,668,686
9.88% , 02/01/32 .................. 3,429 3,732,209
Weatherford International Ltd., 8.63%,
04/30/30
(b)
..................... 1,755 1,818,596
38,420,796
Entertainment — 0.3%
CPUK Finance Ltd.
(e)
3.59% , 08/28/25 .................. GBP 100 123,378
7.88% , 08/28/29 .................. 100 128,622
Live Nation Entertainment, Inc.
(b)
4.75% , 10/15/27 .................. USD 676 647,828
3.75% , 01/15/28 .................. 728 676,225
Motion Finco SARL, 7.38%, 06/15/30
(e)
..... EUR 100 111,379
Odeon Finco plc, 12.75%, 11/01/27
(b)
...... USD 800 838,498
Pinnacle Bidco plc, 8.25%, 10/11/28
(e)
..... EUR 100 113,521
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... USD 187 164,085
2,803,536
Financial Services — 3.1%
Alpha Bank SA, (1-Year EUR Swap Annual +
2.43%), 5.00%, 05/12/30
(a) (e)
.......... EUR 100 107,365
Aroundtown Finance SARL, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
4.49%), 8.63%
(a) (e) (g)
............... GBP 100 93,999
Block, Inc.
2.75% , 06/01/26 .................. USD 180 170,028
3.50% , 06/01/31 .................. 196 169,080
6.50% , 05/15/32
(b)
................. 4,149 4,204,555
Blue Owl Credit Income Corp.
6.60% , 09/15/29
(b)
................. 220 217,019
6.65% , 03/15/31 .................. 650 635,276
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(b)
..................... 250 244,575
Citycon Treasury BV, Series EURO, 2.38%,
01/15/27
(e)
..................... EUR 100 98,643
Enact Holdings, Inc., 6.25%, 05/28/29 ..... USD 350 350,103
Fiber Midco SpA, 10.00%, 06/15/29
(e)
...... EUR 100 106,908
Freedom Mortgage Corp., 12.25%, 10/01/30
(b)
USD 247 265,705
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 .................. 979 978,368
9.13% , 05/15/31 .................. 703 684,089
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 .................. 103 105,104
8.00% , 02/15/27 .................. 768 793,285
8.00% , 06/15/28 .................. 399 420,245
6.88% , 04/15/29 .................. 632 643,060
Global Payments, Inc., 1.50%, 03/01/31
(b) (i)
.. 1,325 1,213,038
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(b)
........ 384 375,917
Security
Par (000)
Par (000) Value
Financial Services (continued)
HPS Corporate Lending Fund, 6.75%,
01/30/29
(b)
..................... USD 435 $ 438,198
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... 665 613,442
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29
(b)
..................... 638 566,493
Midcap Financial Issuer Trust, 6.50%,
05/01/28
(b)
..................... 422 399,077
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. 3,547 3,471,673
6.00% , 01/15/27 .................. 6 5,936
5.13% , 12/15/30 .................. 321 294,354
5.75% , 11/15/31 .................. 474 445,520
7.13% , 02/01/32 .................. 1,835 1,845,722
Nationwide Building Society, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.63%), 5.75%
(a) (e) (g)
............... GBP 200 237,651
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... USD 599 647,364
Nexi SpA, 0.00%, 02/24/28
(e) (i) (k)
......... EUR 100 91,294
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 .................. USD 679 700,173
7.13% , 11/15/30 .................. 718 715,788
Permian Resources Operating LLC
(b)
5.88% , 07/01/29 .................. 775 763,133
9.88% , 07/15/31 .................. 740 819,111
7.00% , 01/15/32 .................. 797 818,731
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. 1,185 1,106,656
3.88% , 03/01/31 .................. 890 775,620
4.00% , 10/15/33 .................. 329 277,244
Salini SpA, 4.00%, 05/30/28
(e) (i)
......... EUR 100 104,781
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... USD 1,528 1,479,499
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
508 508,754
Worldline SA, 0.00%, 07/30/26
(e) (i) (k)
....... EUR 161 159,006
29,161,582
Food Products — 1.0%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
...... USD 233 236,781
Boparan Finance plc, 7.63%, 11/30/25
(e)
.... GBP 100 123,281
Chobani LLC
(b)
4.63% , 11/15/28 .................. USD 1,988 1,877,484
7.63% , 07/01/29 .................. 3,253 3,350,284
Darling Global Finance BV, 3.63%, 05/15/26
(e)
EUR 290 307,012
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
.. USD 374 367,742
Fiesta Purchaser, Inc., 7.88%, 03/01/31
(b)
... 357 368,883
Lamb Weston Holdings, Inc.
(b)
4.88% , 05/15/28 .................. 76 73,603
4.13% , 01/31/30 .................. 525 476,754
4.38% , 01/31/32 .................. 1,182 1,054,190
Post Holdings, Inc.
(b)
5.50% , 12/15/29 .................. 51 49,211
4.50% , 09/15/31 .................. 180 161,342
6.25% , 02/15/32 .................. 660 660,857
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... 203 178,510
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(e)
EUR 100 112,599
9,398,533
Gas Utilities — 0.9%
(b)
AmeriGas Partners LP, 9.38%, 06/01/28 .... USD 755 774,973
Blue Racer Midstream LLC
7.00% , 07/15/29 .................. 581 591,685
7.25% , 07/15/32 .................. 468 481,173
Howard Midstream Energy Partners LLC
8.88% , 07/15/28 .................. 629 665,562
7.38% , 07/15/32 .................. 820 832,755
NGL Energy Operating LLC
8.13% , 02/15/29 .................. 1,245 1,268,544

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
8.38% , 02/15/32 .................. USD 3,140 $ 3,188,340
Suburban Propane Partners LP, 5.00%,
06/01/31 ...................... 183 164,799
7,967,831
Ground Transportation — 0.6%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
. 389 383,993
Brightline East LLC, 11.00%, 01/31/30
(b)
.... 532 485,112
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
1,061 1,057,025
GN Bondco LLC, 9.50%, 10/15/31
(b)
...... 451 420,367
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a) (e) (g)
.................... GBP 100 114,421
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. USD 228 211,180
Uber Technologies, Inc.
0.00% , 12/15/25
(i) (k)
................ 148 158,656
Series 2028 , 0.88% , 12/01/28
(b) (i)
....... 1,055 1,254,395
4.50% , 08/15/29
(b)
................. 1,429 1,361,537
5,446,686
Health Care Equipment & Supplies — 1.3%
Avantor Funding, Inc.
2.63% , 11/01/25
(e)
................. EUR 200 209,390
3.88% , 07/15/28
(e)
................. 100 104,284
4.63% , 07/15/28
(b)
................. USD 883 840,262
3.88% , 11/01/29
(b)
................. 431 391,935
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 3,724 3,812,445
Medline Borrower LP
(b)
3.88% , 04/01/29 .................. 735 676,868
6.25% , 04/01/29 .................. 1,148 1,160,993
5.25% , 10/01/29 .................. 4,250 4,055,889
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
414 446,951
Teleflex, Inc., 4.25%, 06/01/28
(b)
......... 222 209,206
11,908,223
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.
(b)
5.50% , 07/01/28 .................. 9 8,802
5.00% , 04/15/29 .................. 144 136,842
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 729 692,037
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 .................. 2,984 2,778,722
6.00% , 01/15/29 .................. 1,060 935,457
5.25% , 05/15/30 .................. 2,107 1,737,205
4.75% , 02/15/31 .................. 1,137 893,944
10.88% , 01/15/32 ................. 1,479 1,539,323
Encompass Health Corp.
4.75% , 02/01/30 .................. 674 630,659
4.63% , 04/01/31 .................. 229 210,158
Ephios Subco 3 SARL, 7.88%, 01/31/31
(e)
... EUR 100 113,866
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... USD 1,391 1,300,140
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 623 664,382
11.00% , 10/15/30 ................. 2,293 2,526,354
10.00% , 06/01/32 ................. 706 721,824
Molina Healthcare, Inc., 3.88%, 05/15/32
(b)
.. 258 223,556
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 533 489,246
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(b)
..................... 2,524 2,549,581
Tenet Healthcare Corp.
6.13% , 06/15/30 .................. 290 288,042
6.75% , 05/15/31 .................. 1,909 1,937,659
US Acute Care Solutions LLC, 9.75%,
05/15/29
(b)
..................... 641 631,250
21,009,049
Security
Par (000)
Par (000) Value
Health Care Technology — 0.7%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. USD 6,927 $ 6,377,684
IQVIA, Inc.
1.75% , 03/15/26
(e)
................. EUR 190 195,113
6.50% , 05/15/30
(b)
................. USD 200 203,008
6,775,805
Hotel & Resort REITs — 1.1%
RHP Hotel Properties LP
(b)
7.25% , 07/15/28 .................. 678 701,104
4.50% , 02/15/29 .................. 1,146 1,074,729
6.50% , 04/01/32 .................. 2,716 2,716,196
RLJ Lodging Trust LP
(b)
3.75% , 07/01/26 .................. 258 245,261
4.00% , 09/15/29 .................. 217 191,661
Service Properties Trust
8.63% , 11/15/31
(b)
................. 4,150 4,325,602
8.88% , 06/15/32 .................. 1,195 1,114,618
10,369,171
Hotels, Restaurants & Leisure — 6.5%
1011778 BC ULC
(b)
3.88% , 01/15/28 .................. 384 359,652
4.00% , 10/15/30 .................. 376 330,993
Accor SA, (5-Year EUR Swap Annual + 4.11%),
7.25%
(a) (e) (g)
.................... EUR 100 116,072
Allwyn Entertainment Financing UK plc
7.88% , 04/30/29
(b)
................. USD 300 307,969
7.25% , 04/30/30
(e)
................. EUR 100 113,119
Aramark International Finance SARL, 3.13%,
04/01/25
(e)
..................... 752 796,294
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 7.49%,
07/18/30
(a) (e)
.................... 100 107,566
Boyd Gaming Corp.
4.75% , 12/01/27 .................. USD 167 160,733
4.75% , 06/15/31
(b)
................. 584 529,282
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 747 697,026
Caesars Entertainment, Inc.
(b)
4.63% , 10/15/29 .................. 2,177 1,995,810
7.00% , 02/15/30 .................. 3,398 3,471,672
6.50% , 02/15/32 .................. 1,646 1,654,072
Carnival Corp.
(b)
5.75% , 03/01/27 .................. 2 1,976
4.00% , 08/01/28 .................. 1,126 1,056,681
6.00% , 05/01/29 .................. 2,101 2,075,409
7.00% , 08/15/29 .................. 297 307,119
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... 5,837 6,319,042
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 .................. 875 835,751
5.75% , 04/01/30 .................. 2,103 2,042,717
6.75% , 05/01/31 .................. 1,315 1,322,119
Cirsa Finance International SARL, (3-mo.
EURIBOR + 4.50%), 8.36%, 07/31/28
(a) (e)
.. EUR 100 108,166
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. USD 1,413 1,286,764
6.75% , 01/15/30 .................. 308 270,472
Flutter Treasury DAC, 6.38%, 04/29/29
(b)
... 357 359,260
Hilton Domestic Operating Co., Inc.
(b)
3.75% , 05/01/29 .................. 217 198,980
4.00% , 05/01/31 .................. 30 26,853
6.13% , 04/01/32 .................. 492 494,387
Hilton Grand Vacations Borrower Escrow LLC,
6.63%, 01/15/32
(b)
................ 562 564,631
Light & Wonder International, Inc.
(b)
7.00% , 05/15/28 .................. 171 171,884

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
7.25% , 11/15/29 .................. USD 193 $ 197,112
7.50% , 09/01/31 .................. 811 837,941
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 207 212,809
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 481 474,965
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR +
3.63%), 7.34%, 07/01/29
(a) (e)
.......... EUR 100 107,095
Lottomatica SpA
(e)
5.38% , 06/01/30 .................. 100 108,241
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
7.05% , 06/01/31
(a)
............... 100 108,574
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 655 616,730
Melco Resorts Finance Ltd.
(b)
4.88% , 06/06/25 .................. 500 490,000
5.63% , 07/17/27 .................. 200 190,062
5.75% , 07/21/28 .................. 200 187,000
5.38% , 12/04/29 .................. 1,342 1,205,109
7.63% , 04/17/32 .................. 643 638,178
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................ 923 940,407
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
800 788,164
MGM China Holdings Ltd.
(b)
5.25% , 06/18/25 .................. 200 197,750
4.75% , 02/01/27 .................. 200 190,600
7.13% , 06/26/31 .................. 244 245,244
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 220 204,928
Motion Bondco DAC, 6.63%, 11/15/27
(b)
.... 615 595,674
NCL Corp. Ltd.
(b)
5.88% , 03/15/26 .................. 970 958,964
8.38% , 02/01/28 .................. 194 202,719
8.13% , 01/15/29 .................. 717 751,238
7.75% , 02/15/29 .................. 593 616,543
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 780 770,277
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
.. 680 697,850
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
..................... 565 571,738
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 .................. 214 153,898
5.88% , 09/01/31 .................. 239 162,540
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 324 349,932
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 286 276,688
Royal Caribbean Cruises Ltd.
(b)
4.25% , 07/01/26 .................. 181 175,171
5.38% , 07/15/27 .................. 254 250,094
5.50% , 04/01/28 .................. 157 154,997
7.25% , 01/15/30 .................. 383 396,564
6.25% , 03/15/32 .................. 810 816,805
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... 804 783,753
Six Flags Entertainment Corp.
(b)
7.25% , 05/15/31 .................. 2,906 2,958,633
6.63% , 05/01/32 .................. 240 243,897
Station Casinos LLC
(b)
4.50% , 02/15/28 .................. 392 368,847
4.63% , 12/01/31 .................. 467 416,238
6.63% , 03/15/32 .................. 466 463,711
TUI AG, 5.88%, 03/15/29
(e)
............ EUR 100 108,701
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
...... USD 884 894,571
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 .................. 612 605,669
7.00% , 02/15/29 .................. 123 123,655
9.13% , 07/15/31 .................. 2,181 2,362,164
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... USD 258 $ 252,210
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 227 211,619
Wynn Macau Ltd.
(b)
5.50% , 01/15/26 .................. 263 257,499
5.50% , 10/01/27 .................. 200 190,000
5.63% , 08/26/28 .................. 2,791 2,612,376
5.13% , 12/15/29 .................. 938 847,424
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 1,681 1,598,738
7.13% , 02/15/31 .................. 1,669 1,730,626
60,955,403
Household Durables — 0.4%
Ashton Woods USA LLC
(b)
4.63% , 08/01/29 .................. 208 187,399
4.63% , 04/01/30 .................. 325 290,472
Beazer Homes USA, Inc., 7.50%, 03/15/31
(b)
. 213 212,556
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 .................. 418 381,780
4.88% , 02/15/30 .................. 307 274,604
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
283 289,768
Empire Communities Corp., 9.75%, 05/01/29
(b)
190 193,325
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
..................... 41 40,096
LGI Homes, Inc., 8.75%, 12/15/28
(b)
....... 314 327,064
Mattamy Group Corp.
(b)
5.25% , 12/15/27 .................. 161 156,428
4.63% , 03/01/30 .................. 262 242,184
Meritage Homes Corp., 1.75%, 05/15/28
(b) (i)
.. 68 67,524
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
545 546,330
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 290 302,674
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 49 46,922
Tempur Sealy International, Inc.
(b)
4.00% , 04/15/29 .................. 338 304,814
3.88% , 10/15/31 .................. 115 96,128
TRI Pointe Homes, Inc.
5.25% , 06/01/27 .................. 31 30,235
5.70% , 06/15/28 .................. 6 5,885
3,996,188
Household Products — 0.1%
Central Garden & Pet Co.
5.13% , 02/01/28 .................. 20 19,452
4.13% , 10/15/30 .................. 325 289,649
4.13% , 04/30/31
(b)
................. 345 304,047
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(b)
..................... 153 153,153
Spectrum Brands, Inc.
(b)
3.38% , 06/01/29
(i)
................. 496 477,648
3.88% , 03/15/31 .................. 46 38,444
1,282,393
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(a)
........... 744 753,198
Calpine Corp.
(b)
5.13% , 03/15/28 .................. 817 785,749
4.63% , 02/01/29 .................. 184 170,714
5.00% , 02/01/31 .................. 199 185,726
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 .................. 233 222,637
3.75% , 01/15/32 .................. 693 589,195

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
NextEra Energy Partners LP
(b)(i)
0.00% , 11/15/25
(k)
................. USD 726 $ 655,578
2.50% , 06/15/26 .................. 474 432,527
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
. 287 306,006
TransAlta Corp., 7.75%, 11/15/29 ........ 63 65,742
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (g)
.................... 477 481,055
4,648,127
Industrial Conglomerates — 1.2%
EMRLD Borrower LP
6.38% , 12/15/30
(e)
................. EUR 100 111,111
6.38% , 12/15/30
(b)
................. 370 411,111
6.63% , 12/15/30
(b)
................. USD 6,131 6,178,834
6.75% , 07/15/31
(b)
................. 590 597,375
Foundry JV Holdco LLC
(b)
6.25% , 01/25/35 .................. 795 811,856
6.40% , 01/25/38 .................. 495 510,196
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
..................... 2,870 2,971,925
11,592,408
Insurance — 6.1%
Acrisure LLC, 7.50%, 11/06/30
(b)
......... 702 702,486
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. 2,930 2,743,456
6.75% , 10/15/27 .................. 5,251 5,179,374
6.75% , 04/15/28 .................. 691 692,097
5.88% , 11/01/29 .................. 2,028 1,897,693
7.00% , 01/15/31 .................. 2,337 2,360,894
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 .................. 339 339,925
4.88% , 06/30/29 .................. 717 667,000
Ardonagh Finco Ltd.
6.88% , 02/15/31
(e)
................. EUR 220 229,327
7.75% , 02/15/31
(b)
................. USD 1,941 1,918,804
Ardonagh Group Finance Ltd., 8.88%,
02/15/32
(b)
..................... 1,504 1,468,973
AssuredPartners, Inc., 7.50%, 02/15/32
(b)
... 926 929,493
AXA SA, (5-Year EURIBOR ICE Swap Rate +
3.84%), 6.38%
(a) (e) (g)
............... EUR 100 109,394
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31
(b)
..................... USD 203 205,359
FWD Group Holdings Ltd., 8.40%, 04/05/29
(e)
. 1,300 1,328,437
Galaxy Bidco Ltd., 6.50%, 07/31/26
(e)
...... GBP 100 124,514
Howden UK Refinance plc
(b)
7.25% , 02/15/31 .................. USD 4,129 4,098,133
8.13% , 02/15/32 .................. 1,838 1,826,044
HUB International Ltd.
(b)
7.25% , 06/15/30 .................. 7,908 8,106,736
7.38% , 01/31/32 .................. 10,491 10,638,734
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50% , 03/15/30 .................. 1,828 1,906,370
10.50% , 12/15/30 ................. 546 586,323
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
7,373 7,457,303
Phoenix Group Holdings plc, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(a) (e) (g)
........ 200 196,756
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
.... 306 283,405
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34
(e)
EUR 100 105,451
USI, Inc., 7.50%, 01/15/32
(b)
........... USD 1,124 1,141,584
57,244,065
Security
Par (000)
Par (000) Value
IT Services — 1.0%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
.. USD 1,210 $ 1,074,598
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
2,238 2,333,456
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... 1,259 1,204,312
Cablevision Lightpath LLC
(b)
3.88% , 09/15/27 .................. 476 420,856
5.63% , 09/15/28 .................. 855 689,405
Central Parent LLC, 8.00%, 06/15/29
(b)
..... 1,104 1,120,941
Engineering - Ingegneria Informatica - SpA,
11.13%, 05/15/28
(e)
............... EUR 100 110,417
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 1,515 1,552,193
Global Switch Finance BV, 1.38%, 10/07/30
(e)
. EUR 100 97,197
Twilio, Inc.
3.63% , 03/15/29 .................. USD 334 300,429
3.88% , 03/15/31 .................. 682 599,809
9,503,613
Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28
(b)
........ 48 49,741
Amer Sports Co., 6.75%, 02/16/31
(b)
...... 714 709,430
Mattel, Inc., 6.20%, 10/01/40 ........... 140 137,997
897,168
Life Sciences Tools & Services — 0.4%
(b)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 ................. 81 72,244
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 456 453,075
Star Parent, Inc., 9.00%, 10/01/30 ........ 3,044 3,195,885
3,721,204
Machinery — 1.6%
Alstom SA, (5-Year EURIBOR ICE Swap Rate +
2.93%), 5.87%
(a) (e) (g)
............... EUR 100 108,605
ATS Corp., 4.13%, 12/15/28
(b)
.......... USD 188 171,322
Boels Topholding BV, 5.75%, 05/15/30
(e)
.... EUR 107 116,081
Chart Industries, Inc.
(b)
7.50% , 01/01/30 .................. USD 1,703 1,759,822
9.50% , 01/01/31 .................. 574 621,908
Esab Corp., 6.25%, 04/15/29
(b)
.......... 645 648,868
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
..................... 329 242,494
IMA Industria Macchine Automatiche SpA,
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
7.65%, 04/15/29
(a) (e)
............... EUR 100 107,888
Loxam SAS, 6.38%, 05/15/28
(e)
......... 100 110,058
Madison IAQ LLC
(b)
4.13% , 06/30/28 .................. USD 585 545,587
5.88% , 06/30/29 .................. 1,266 1,177,885
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
145 132,759
Nova Alexandre III SAS, (3-mo. EURIBOR at
0.00% Floor + 5.25%), 9.11%, 07/15/29
(a) (e)
. EUR 100 106,827
OT Merger Corp., 7.88%, 10/15/29
(b)
...... USD 258 116,100
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
..................... 272 250,305
Terex Corp., 5.00%, 05/15/29
(b)
......... 823 780,940
TK Elevator Holdco GmbH
6.63% , 07/15/28
(e)
................. EUR 450 463,976
7.63% , 07/15/28
(b)
................. USD 2,197 2,180,242
TK Elevator Midco GmbH, 4.38%, 07/15/27
(e)
. EUR 472 487,215
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 4,253 4,122,502
Wabash National Corp., 4.50%, 10/15/28
(b)
.. 442 397,722
14,649,106
Media — 4.5%
Altice Financing SA
(b)
9.63% , 07/15/27 .................. 1,264 1,158,196
5.75% , 08/15/29 .................. 2,317 1,682,274
Banijay Entertainment SASU
7.00% , 05/01/29
(e)
................. EUR 100 111,646

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
8.13% , 05/01/29
(b)
................. USD 222 $ 227,040
Cable One, Inc.
0.00% , 03/15/26
(i) (k)
................ 185 161,875
1.13% , 03/15/28
(i)
................. 695 515,884
4.00% , 11/15/30
(b)
................. 157 117,177
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 865 826,062
7.75% , 04/15/28 .................. 650 568,753
9.00% , 09/15/28 .................. 3,477 3,640,266
7.50% , 06/01/29 .................. 1,252 1,046,196
7.88% , 04/01/30 .................. 1,972 1,984,909
CMG Media Corp., 8.88%, 12/15/27
(b)
..... 655 373,571
CSC Holdings LLC
(b)
5.50% , 04/15/27 .................. 200 162,228
11.25% , 05/15/28 ................. 3,000 2,612,657
11.75% , 01/31/29 ................. 1,800 1,535,137
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 1,860 1,749,491
DISH DBS Corp.
(b)
5.25% , 12/01/26 .................. 1,575 1,242,348
5.75% , 12/01/28 .................. 153 106,077
DISH Network Corp., 11.75%, 11/15/27
(b)
... 3,193 3,130,735
EquipmentShare.com, Inc., 8.63%, 05/15/32
(b)
227 235,381
GCI LLC, 4.75%, 10/15/28
(b)
........... 217 198,073
Gray Television, Inc.
(b)
7.00% , 05/15/27 .................. 858 789,964
10.50% , 07/15/29 ................. 1,125 1,131,052
Lamar Media Corp., 4.00%, 02/15/30 ...... 55 49,863
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... 1,306 1,223,114
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... 307 294,720
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 .................. 848 820,880
4.25% , 01/15/29 .................. 977 890,848
4.63% , 03/15/30 .................. 1,077 969,776
7.38% , 02/15/31 .................. 695 723,293
Pinewood Finco plc, 6.00%, 03/27/30
(e)
..... GBP 112 139,102
Radiate Holdco LLC
(b)
4.50% , 09/15/26 .................. USD 445 339,085
6.50% , 09/15/28 .................. 647 320,657
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 .................. 374 351,873
5.00% , 08/01/27 .................. 2,012 1,925,929
4.00% , 07/15/28 .................. 223 201,448
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 209 193,036
Summer BC Holdco B SARL, 5.75%, 10/31/26
(e)
EUR 100 105,890
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
.... USD 882 800,869
Tele Columbus AG, 10.00%, 01/01/29
(a) (e)
... EUR 155 118,457
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 400 378,869
United Group BV
(e)
6.75% , 02/15/31 .................. EUR 100 109,773
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
8.08% , 02/15/31
(a)
............... 100 107,764
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. USD 1,245 1,191,890
8.00% , 08/15/28 .................. 1,899 1,851,958
8.50% , 07/31/31 .................. 1,179 1,145,210
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ 893 794,596
VZ Vendor Financing II BV, 2.88%, 01/15/29
(e)
EUR 200 184,567
Ziggo Bond Co. BV
(b)
6.00% , 01/15/27 .................. USD 200 196,168
5.13% , 02/28/30 .................. 275 233,658
Security
Par (000)
Par (000) Value
Media (continued)
Ziggo BV, 4.88%, 01/15/30
(b)
........... USD 565 $ 502,290
41,472,575
Metals & Mining — 2.5%
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 .................. 580 608,650
11.50% , 10/01/31 ................. 2,963 3,315,661
ATI, Inc.
5.88% , 12/01/27 .................. 155 152,937
4.88% , 10/01/29 .................. 225 210,325
7.25% , 08/15/30 .................. 1,106 1,141,676
5.13% , 10/01/31 .................. 934 863,325
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 2,530 2,535,632
Carpenter Technology Corp., 7.63%, 03/15/30 505 519,909
Constellium SE
4.25% , 02/15/26
(e)
................. EUR 223 237,388
5.63% , 06/15/28
(b)
................. USD 333 325,914
3.75% , 04/15/29
(b)
................. 1,976 1,791,494
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 715 689,925
First Quantum Minerals Ltd., 9.38%, 03/01/29
(b)
1,585 1,658,306
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 .................. 1,389 1,299,637
4.50% , 06/01/31 .................. 1,647 1,458,490
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 70 73,467
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 1,760 1,771,232
Novelis Corp.
(b)
3.25% , 11/15/26 .................. 1,511 1,421,857
4.75% , 01/30/30 .................. 1,375 1,275,594
3.88% , 08/15/31 .................. 1,560 1,350,622
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(e)
EUR 500 503,347
23,205,388
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
(b)
Ladder Capital Finance Holdings LLLP
4.25% , 02/01/27 .................. USD 369 349,486
4.75% , 06/15/29 .................. 139 128,402
7.00% , 07/15/31 .................. 586 591,128
Starwood Property Trust, Inc.
4.38% , 01/15/27 .................. 84 79,529
7.25% , 04/01/29 .................. 415 419,449
1,567,994
Multi-Utilities — 0.2%
(a)
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(e) (g)
................ EUR 100 106,158
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%,
05/21/55
(e)
..................... GBP 100 127,674
Dominion Energy, Inc.
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................ USD 440 457,804
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.39%),
6.88% , 02/01/55 ................ 759 774,824
Engie SA, (5-Year EUR Swap Annual + 1.94%),
4.75%
(e) (g)
..................... EUR 100 106,400
1,572,860
Oil, Gas & Consumable Fuels — 6.1%
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... USD 1,291 1,305,113
Antero Midstream Partners LP
(b)
5.38% , 06/15/29 .................. 422 409,069
6.63% , 02/01/32 .................. 704 710,334
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 .................. 897 1,110,688
8.25% , 12/31/28 .................. 1,828 1,872,780
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... 819 856,510

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP
4.13% , 03/01/25
(b)
................. USD 19 $ 18,743
6.88% , 07/01/29
(b)
................. 253 253,945
5.85% , 11/15/43 .................. 237 203,390
5.60% , 10/15/44 .................. 158 124,508
CITGO Petroleum Corp.
(b)
7.00% , 06/15/25 .................. 453 452,877
8.38% , 01/15/29 .................. 1,234 1,271,899
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 .................. 163 170,796
8.63% , 11/01/30 .................. 639 685,148
8.75% , 07/01/31 .................. 2,026 2,169,745
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
232 209,070
CNX Resources Corp., 7.38%, 01/15/31
(b)
... 205 209,595
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. 1,345 1,300,903
5.88% , 01/15/30 .................. 1,538 1,431,139
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 3,516 3,332,907
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 .................. 983 1,001,865
7.38% , 01/15/33 .................. 999 1,001,154
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
536 562,620
DT Midstream, Inc.
(b)
4.13% , 06/15/29 .................. 666 615,281
4.38% , 06/15/31 .................. 1,509 1,374,433
Enbridge, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54 ..................... 420 422,529
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55 ..................... 570 571,140
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50% ,
01/15/84 ..................... 476 513,143
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................ 552 575,566
Energy Transfer LP
(a)
Series B , (3-mo. LIBOR USD + 4.16%),
6.63%
(g)
...................... 280 271,720
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54 ..................... 1,381 1,444,514
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54 ..................... 805 794,201
EnQuest plc, 11.63%, 11/01/27
(b)
........ 200 203,176
EQM Midstream Partners LP
(b)
4.50% , 01/15/29 .................. 40 37,749
6.38% , 04/01/29 .................. 832 840,409
7.50% , 06/01/30 .................. 96 102,450
4.75% , 01/15/31 .................. 605 565,702
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
..................... 459 485,974
Genesis Energy LP
7.75% , 02/01/28 .................. 453 457,810
8.25% , 01/15/29 .................. 796 821,742
8.88% , 04/15/30 .................. 808 849,952
7.88% , 05/15/32 .................. 940 948,959
Harbour Energy plc, 5.50%, 10/15/26
(b)
..... 200 196,054
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
.. 553 561,486
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
..................... 637 645,767
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 .................. 224 221,232
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.75% , 02/01/29 .................. USD 560 $ 541,894
6.00% , 04/15/30 .................. 49 47,332
8.38% , 11/01/33 .................. 1,577 1,680,699
6.88% , 05/15/34 .................. 866 856,635
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 719 651,418
Kinetik Holdings LP
(b)
6.63% , 12/15/28 .................. 86 87,373
5.88% , 06/15/30 .................. 395 389,237
Matador Resources Co.
(b)
6.88% , 04/15/28 .................. 593 601,917
6.50% , 04/15/32 .................. 736 736,054
Murphy Oil Corp., 5.88%, 12/01/42
(j)
...... 46 40,792
New Fortress Energy, Inc.
(b)
6.75% , 09/15/25 .................. 271 263,072
8.75% , 03/15/29 .................. 1,473 1,344,654
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 .................. 2,761 2,792,158
8.75% , 06/15/31 .................. 734 770,174
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 588 601,951
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 465 479,249
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
.. 717 671,150
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... 109 102,612
Saturn Oil & Gas, Inc., 9.63%, 06/15/29
(b)
... 524 528,898
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ 911 941,948
SM Energy Co., 6.50%, 07/15/28 ........ 13 12,888
Southwestern Energy Co.
5.38% , 02/01/29 .................. 400 388,803
4.75% , 02/01/32 .................. 8 7,360
Sunoco LP, 5.88%, 03/15/28 ........... 100 99,565
Tallgrass Energy Partners LP
(b)
6.00% , 03/01/27 .................. 96 94,617
5.50% , 01/15/28 .................. 367 351,123
7.38% , 02/15/29 .................. 1,139 1,144,566
6.00% , 12/31/30 .................. 24 22,361
6.00% , 09/01/31 .................. 288 269,150
Talos Production, Inc.
(b)
9.00% , 02/01/29 .................. 447 469,146
9.38% , 02/01/31 .................. 373 393,817
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (e)
..... EUR 100 116,198
Venture Global Calcasieu Pass LLC
(b)
3.88% , 08/15/29 .................. USD 1,238 1,127,496
4.13% , 08/15/31 .................. 153 137,297
3.88% , 11/01/33 .................. 1,818 1,549,130
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 345 339,076
Vital Energy, Inc.
9.75% , 10/15/30 .................. 818 893,165
7.88% , 04/15/32
(b)
................. 1,430 1,453,724
57,184,486
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28
(b)
... 200 186,725
Fiber Bidco SpA, 6.13%, 06/15/31
(e)
....... EUR 100 106,024
ProGroup AG, 5.13%, 04/15/29
(e)
........ 100 107,376
400,125
Passenger Airlines — 0.4%
Air France-KLM, 4.63%, 05/23/29
(e)
....... 100 105,468
American Airlines, Inc.
(b)
5.50% , 04/20/26 .................. USD —
(l)
1
5.75% , 04/20/29 .................. 463 449,986
8.50% , 05/15/29 .................. 1,139 1,183,383
United Airlines, Inc.
(b)
4.38% , 04/15/26 .................. 1,105 1,067,438

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
4.63% , 04/15/29 .................. USD 1,119 $ 1,042,136
3,848,412
Personal Care Products — 0.1%
(b)
Coty, Inc.
4.75% , 01/15/29 .................. 36 34,215
6.63% , 07/15/30 .................. 419 425,201
Prestige Brands, Inc., 3.75%, 04/01/31 ..... 177 154,054
613,470
Pharmaceuticals — 1.0%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
...... 710 682,719
Bausch Health Cos., Inc., 11.00%, 09/30/28
(b)
. 246 218,940
Bayer AG, (5-Year EUR Swap Annual + 3.75%),
4.50%, 03/25/82
(a) (e)
............... EUR 200 206,014
Catalent Pharma Solutions, Inc.
(b)
5.00% , 07/15/27 .................. USD 611 599,120
3.13% , 02/15/29 .................. 882 844,147
3.50% , 04/01/30 .................. 947 906,551
Cheplapharm Arzneimittel GmbH
5.50% , 01/15/28
(b)
................. 280 259,026
7.50% , 05/15/30
(e)
................. EUR 100 112,009
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
USD 764 788,431
Gruenenthal GmbH, 6.75%, 05/15/30
(e)
..... EUR 100 112,455
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... USD 400 371,344
Organon & Co.
2.88% , 04/30/28
(e)
................. EUR 100 100,685
4.13% , 04/30/28
(b)
................. USD 583 541,430
7.88% , 05/15/34
(b)
................. 570 585,677
Teva Pharmaceutical Finance Netherlands II BV
4.38% , 05/09/30 .................. EUR 100 103,393
7.88% , 09/15/31 .................. 100 123,159
Teva Pharmaceutical Finance Netherlands III
BV
7.13% , 01/31/25 .................. USD 287 287,897
3.15% , 10/01/26 .................. 1,160 1,090,400
4.75% , 05/09/27 .................. 400 385,750
7.88% , 09/15/29 .................. 531 570,659
8.13% , 09/15/31 .................. 725 804,070
9,693,876
Professional Services — 0.5%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ........ 3,253 2,951,766
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 1,385 1,286,429
KBR, Inc., 4.75%, 09/30/28 ............ 400 372,000
Science Applications International Corp.,
4.88%, 04/01/28 ................. 314 299,656
4,909,851
Real Estate Management & Development — 0.4%
ADLER Real Estate AG, 3.00%, 04/27/26
(e)
.. EUR 100 96,372
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... USD 570 466,412
7.00% , 04/15/30
(b)
................. 678 554,232
Aroundtown SA, 0.38%, 04/15/27
(e)
....... EUR 100 92,835
Cushman & Wakefield US Borrower LLC
(b)
6.75% , 05/15/28 .................. USD 669 664,068
8.88% , 09/01/31 .................. 776 816,387
Heimstaden Bostad AB, (5-Year EUR Swap
Annual + 3.15%), 2.63%
(a) (e) (g)
......... EUR 100 66,131
Heimstaden Bostad Treasury BV, 1.00%,
04/13/28
(e)
..................... 100 87,332
Howard Hughes Corp. (The)
(b)
4.13% , 02/01/29 .................. USD 469 419,419
4.38% , 02/01/31 .................. 192 165,322
3,428,510
Security
Par (000)
Par (000) Value
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... USD 358 $ 333,177
Semiconductors & Semiconductor Equipment — 0.3%
ams-OSRAM AG, 10.50%, 03/30/29
(e)
..... EUR 200 224,096
Entegris, Inc., 4.75%, 04/15/29
(b)
........ USD 1,838 1,758,520
MKS Instruments, Inc., 1.25%, 06/01/30
(b) (i)
.. 641 682,464
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 335 303,549
2,968,629
Software — 4.8%
Boxer Parent Co., Inc., 9.13%, 03/01/26
(b)
... 2,260 2,261,756
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 1,204 1,243,370
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 1,156 1,150,287
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 3,171 2,945,152
4.88% , 07/01/29 .................. 2,027 1,881,182
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 .................. 8,051 7,731,494
9.00% , 09/30/29 .................. 4,236 4,109,853
8.25% , 06/30/32 .................. 4,767 4,858,746
Dye & Durham Ltd., 8.63%, 04/15/29
(b)
..... 283 287,081
Elastic NV, 4.13%, 07/15/29
(b)
.......... 794 724,971
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 515 481,731
Helios Software Holdings, Inc.
4.63% , 05/01/28
(b)
................. 200 178,581
7.88% , 05/01/29
(e)
................. EUR 100 107,205
8.75% , 05/01/29
(b)
................. USD 375 381,830
ION Trading Technologies SARL, 9.50%,
05/30/29
(b)
..................... 262 266,860
McAfee Corp., 7.38%, 02/15/30
(b)
........ 1,579 1,458,764
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 1,151 1,115,616
PTC, Inc., 4.00%, 02/15/28
(b)
........... 61 57,415
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 .................. 843 776,627
11.25% , 12/15/27 ................. 62 60,269
SS&C Technologies, Inc.
(b)
5.50% , 09/30/27 .................. 1,243 1,223,989
6.50% , 06/01/32 .................. 1,806 1,821,706
UKG, Inc., 6.88%, 02/01/31
(b)
........... 7,510 7,604,100
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 448 387,402
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
1,279 1,161,352
44,277,339
Specialized REITs — 0.4%
Iron Mountain, Inc.
(b)
7.00% , 02/15/29 .................. 722 734,701
5.63% , 07/15/32 .................. 1,451 1,377,817
SBA Communications Corp., 3.13%, 02/01/29 1,442 1,285,612
3,398,130
Specialty Retail — 1.5%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 328 310,769
4.75% , 03/01/30 .................. 186 172,358
5.00% , 02/15/32
(b)
................. 297 269,084
Carvana Co.
(b)(f)
13.00% , ( 13.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 566 613,449
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 1,628 1,811,990
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(e)
.. GBP 100 128,022
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
USD 555 573,910
Dufry One BV, 4.75%, 04/18/31
(e)
........ EUR 100 105,927
eG Global Finance plc, 12.00%, 11/30/28
(b)
.. USD 1,109 1,180,728
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 747 691,301
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
220 203,901

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Penske Automotive Group, Inc., 3.50%,
09/01/25 ...................... USD 119 $ 115,845
PetSmart, Inc.
(b)
4.75% , 02/15/28 .................. 390 362,262
7.75% , 02/15/29 .................. 1,364 1,328,356
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 186 182,750
Staples, Inc., 10.75%, 09/01/29
(b)
........ 579 550,239
Velocity Vehicle Group LLC, 8.00%, 06/01/29
(b)
336 345,593
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 4,645 4,481,919
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b) (f)
............ 812 812,019
14,240,422
Technology Hardware, Storage & Peripherals — 0.2%
Seagate HDD Cayman
(b)
8.25% , 12/15/29 .................. 936 1,003,860
8.50% , 07/15/31 .................. 1,096 1,180,418
2,184,278
Textiles, Apparel & Luxury Goods — 0.1%
(b)
Crocs, Inc., 4.13%, 08/15/31 ........... 211 183,715
Hanesbrands, Inc.
4.88% , 05/15/26 .................. 376 367,841
9.00% , 02/15/31 .................. 40 41,910
Kontoor Brands, Inc., 4.13%, 11/15/29 ..... 224 202,776
Levi Strauss & Co., 3.50%, 03/01/31 ...... 580 501,741
1,297,983
Trading Companies & Distributors — 1.3%
(b)
Beacon Roofing Supply, Inc.
4.13% , 05/15/29 .................. 184 167,620
6.50% , 08/01/30 .................. 484 488,360
Fortress Transportation & Infrastructure
Investors LLC
5.50% , 05/01/28 .................. 672 651,535
7.88% , 12/01/30 .................. 1,817 1,900,816
7.00% , 05/01/31 .................. 3,467 3,542,088
7.00% , 06/15/32 .................. 1,642 1,665,229
Foundation Building Materials, Inc., 6.00%,
03/01/29 ...................... 153 135,779
H&E Equipment Services, Inc., 3.88%, 12/15/28 75 67,670
Herc Holdings, Inc.
5.50% , 07/15/27 .................. 1,030 1,013,881
6.63% , 06/15/29 .................. 718 728,069
Imola Merger Corp., 4.75%, 05/15/29 ...... 655 612,321
United Rentals North America, Inc., 6.13%,
03/15/34 ...................... 426 424,446
WESCO Distribution, Inc.
6.38% , 03/15/29 .................. 422 423,525
6.63% , 03/15/32 .................. 544 549,726
12,371,065
Transportation Infrastructure — 0.1%
Fraport AG Frankfurt Airport Services
Worldwide, 4.25%, 06/11/32
(e)
......... EUR 45 48,571
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... USD 67 67,832
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 8.65%, 04/22/30
(a)
...... EUR 100 108,164
Stena International SA, 7.25%, 01/15/31
(b)
... USD 200 204,436
429,003
Wireless Telecommunication Services — 0.4%
CK Hutchison Group Telecom Finance SA,
2.63%, 10/17/34
(e)
................ GBP 200 184,289
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... USD 1,492 1,440,005
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
............... 244 258,793
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
SoftBank Group Corp.
(e)
2.88% , 01/06/27 .................. EUR 150 $ 152,044
3.88% , 07/06/32 .................. 250 239,625
Telefonica Europe BV
(a)(e)(g)
(7-Year EUR Swap Annual + 3.35%), 6.14% 200 224,350
(EUAMDB08 + 3.12%), 5.75% ........ 100 109,532
Vmed O2 UK Financing I plc
4.50% , 07/15/31
(e)
................. GBP 200 208,513
4.75% , 07/15/31
(b)
................. USD 617 520,363
Vodafone Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(a) (e)
............... GBP 404 547,464
WP/AP Telecom Holdings III BV, 5.50%,
01/15/30
(e)
..................... EUR 100 99,063
3,984,041
Total Corporate Bonds — 86 .3%
(Cost: $ 804,299,267 ) .............................. 804,040,003
Fixed Rate Loan Interests
Health Care Technology — 0.7%
Cotiviti, Inc., Term Loan , 7.63%
,
05/01/31 ... USD 6,409 6,371,636
Media — 0.2%
Clear Channel International BV, Term Loan ,
7.50%
,
08/12/27
(m)
................. 2,455 2,387,487
Total Fixed Rate Loan Interests — 0 .9%
(Cost: $ 8,842,146 ) ............................... 8,759,123
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.86%
,
05/25/28 ............ 330 240,214
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.86%
,
05/25/28 ............ 67 48,854
Bleriot US Bidco, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.58%
,
10/30/28 .................. 290 291,428
Dynasty Acquisition Co., Inc., Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
08/24/28 ............ 212 212,286
Dynasty Acquisition Co., Inc., Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
08/24/28 ............ 82 81,852
Ovation Parent, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor + 3.50%),
8.83%
,
04/21/31 .................. 316 317,580
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.19%
,
02/01/28 .................. 574 574,086
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
13.18%
,
02/01/29 ................. 1,189 1,191,926
2,958,226
Air Freight & Logistics — 0.1%
GN Loanco LLC, Term Loan B , (3-mo. CME
Term SOFR at 0.75% Floor + 4.50%),
9.83%
,
12/19/30
(a)
................. 460 427,614

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components — 0.2%
(a)
Champions Holdco, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.08%
,
02/23/29 ................. USD 586 $ 588,198
Gates Corp., Term Loan B5 , 06/04/31
(n)
..... 498 498,309
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
10.43%
,
11/17/28 ................. 319 305,940
1,392,447
Broadline Retail — 0.2%
StubHub Holdco Sub LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.09%
,
03/15/30
(a)
................ 1,467 1,464,943
Building Products — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
11/03/28 .................. 373 373,841
Cornerstone Building Brands, Inc., Term Loan
C , (1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.83%
,
05/15/31 ............ 194 192,384
566,225
Capital Markets — 0.1%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.84%
,
04/30/31 .................. 300 299,625
Grant Thornton Advisors LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.60%
,
06/02/31 ............ 752 753,887
OVG Business Services LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.35%
,
06/25/31 ............ 237 236,261
1,289,773
Chemicals — 0.3%
(a)
Aruba Investments Holdings LLC, 2nd Lien
Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 7.75%), 13.19%
,
11/24/28 .. 190 180,690
Chemours Co. (The), Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
08/18/28 .................. 470 467,154
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.38%), 9.69%
,
10/04/29 ............ 1,091 1,088,581
Herens Holdco SARL, Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.36%
,
07/03/28 ............ 328 317,582
Momentive Performance Materials, Inc., Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 9.84%
,
03/29/28
(m)
...... 824 822,091
Nouryon Finance BV, Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.83%
,
04/03/28 .................. 101 101,126
Nouryon Finance BV, Term Loan B2 , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.82%
,
04/03/28
(m)
................. 32 32,080
Olympus Water US Holding Corp., Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.85%
,
06/20/31 ............ 4 4,002
3,013,306
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.19%
,
05/12/28 .................. USD 884 $ 879,946
GFL Environmental Inc., Term Loan B ,
07/03/31
(m) (n)
..................... 298 298,000
PECF USS Intermediate Holding III Corp., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.84%
,
12/15/28 ....... 549 361,744
TruGreen LP, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 8.50%),
14.09%
,
11/02/28 ................. 61 46,428
1,586,118
Communications Equipment — 0.0%
ViaSat, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.94%
,
05/30/30
(a)
................. 466 413,350
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., Term Loan C ,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 0.00%
,
08/01/30
(a)
.. 2,191 2,196,628
Construction Materials — 0.1%
White Cap Supply Holdings, LLC, Term Loan C ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.59%
,
10/19/29
(a)
........... 544 545,117
Consumer Staples Distribution & Retail — 0.0%
BCPE Empire Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.34%
,
12/11/28
(a)
...... 297 297,106
Containers & Packaging — 0.1%
(a)
Mauser Packaging Solutions Holding Co., Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.84%
,
04/15/27 ....... 354 354,193
Trident TPI Holdings, Inc., Term Loan B3 ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.33%
,
09/30/24 ............ 251 250,822
605,015
Diversified Consumer Services — 0.3%
(a)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94%
,
12/11/28 ............. 346 345,744
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 11.19%
,
12/10/29 ............ 284 277,042
OMNIA Partners LLC, Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.57%
,
07/25/30 .................. 140 139,628
PG Polaris Bidco SARL, Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.83%
,
03/26/31 .................. 490 492,656
Wand Newco 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.09%
,
01/30/31 ............ 1,895 1,906,503
3,161,573
Diversified Telecommunication Services — 0.1%
(a)
Frontier Communications Holdings LLC, Term
Loan , 06/20/31
(m) (n)
................. 196 195,510
Level 3 Financing, Inc., Term Loan B1 , (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.90%
,
04/15/29 ................. 144 140,756

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.90%
,
04/15/30 ................. USD 145 $ 141,040
Lumen Technologies, Inc., Term Loan ,
12/31/30
(n)
...................... 142 116,982
Radiate Holdco LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.71%
,
09/25/26 .................. 356 287,516
Windstream Services LLC, Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor + 6.25%),
11.69%
,
09/21/27 ................. 310 309,660
Zayo Group Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.46%
,
03/09/27 .................. 29 25,180
1,216,644
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.44%
,
06/30/27
(a) (m)
................ 25 11,652
Entertainment — 0.1%
(a)
City Football Group Ltd., Term Loan ,
(3-mo. CME Term SOFR + 3.00%),
0.00%
,
07/26/24 .................. 528 525,382
Motion Acquisition Ltd., Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.83%
,
11/12/29 ............. 441 440,782
966,164
Financial Services — 0.2%
(a)
APi Group DE, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
01/03/29 .................. 110 109,872
CPI Holdco B LLC, Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
05/17/31 .................. 532 531,170
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 9.08%
,
04/09/27 ....... 219 219,019
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 6.75%), 12.35%
,
04/07/28 ...... 426 424,935
Sotera Health Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
05/30/31 .................. 489 487,371
1,772,367
Food Products — 0.1%
Chobani LLC, Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.75%),
9.08%
,
10/25/27
(a)
................. 563 565,282
Gas Utilities — 0.0%
NGL Energy Operating LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
9.84%
,
02/03/31
(a)
................. 419 419,922
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.33%
,
04/10/31
(a)
................. 1,114 1,112,463
Health Care Equipment & Supplies — 0.2%
Bausch + Lomb Corp., Term Loan
(a)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.69% , 05/10/27 .......... 1,221 1,206,778
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.34% , 09/29/28 .......... USD 490 $ 488,765
1,695,543
Health Care Providers & Services — 0.4%
(a)
CNT Holding I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.83%
,
11/08/27 ............. 491 491,354
Concentra Health Services, Inc., Term Loan B ,
06/26/31
(m) (n)
..................... 111 111,278
Ensemble RCM LLC, Term Loan B , 08/01/29
(n)
491 488,753
LifePoint Health, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 10.06% , 11/16/28 .......... 253 254,055
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.33% , 05/17/31 .......... 504 504,474
Medline Borrower LP, Term Loan , 10/23/28
(n)
. 1,324 1,324,000
Quorum Health Corp., Term Loan , (3-mo.
CME Term SOFR at 1.00% Floor + 8.25%),
13.65%
,
04/29/25
(m)
................ 500 370,060
Surgery Center Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.50%),
0.00%
,
12/19/30
(c)
................. 243 242,916
3,786,890
Health Care Technology — 0.6%
(a)
Athenahealth Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
02/15/29 .................. 4,160 4,141,635
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.43%
,
10/01/27 ............ 806 779,392
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.59%
,
06/02/28 .................. 584 583,389
5,504,416
Hotels, Restaurants & Leisure — 0.1%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B6 , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 7.09%
,
09/20/30 ........... 546 544,040
Cedar Fair LP, Term Loan B , 05/01/31
(n)
..... 324 322,989
Entain plc, Facility Term Loan B3 , (6-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.01%
,
10/31/29 .................. 470 470,700
1,337,729
Household Durables — 0.1%
(a)
Hunter Douglas Holding BV, Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84%
,
02/26/29 ............ 467 462,954
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.46%
,
10/06/28 ............ 932 795,438
1,258,392
Industrial Conglomerates — 0.1%
(a)
Chromalloy Corp., Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.75%),
9.08%
,
03/27/31 .................. 746 746,933
EMRLD Borrower LP, Term Loan B , 06/18/31
(n)
316 315,605
1,062,538

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance — 0.6%
(a)
AssuredPartners, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
02/14/31 .................. USD 814 $ 815,596
Truist Insurance Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.58%
,
05/06/31 ....... 1,283 1,284,142
Truist Insurance Holdings, LLC, Second Lien
Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 4.75%), 10.08%
,
05/06/32 .. 3,091 3,146,391
5,246,129
IT Services — 0.5%
(a)
Central Parent LLC, 1st Lien Term Loan ,
07/06/29
(n)
...................... 297 292,198
Fortress Intermediate 3, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
9.10%
,
06/27/31
(m)
................. 1,668 1,668,000
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.59%
,
06/17/31 ............ 720 712,800
Modena Buyer LLC, Term Loan , 07/01/31
(n)
.. 859 837,259
Project Alpha Intermediate Holding, Inc., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.07%
,
10/28/30 ....... 550 551,144
Sedgwick Claims Management Services, Inc.,
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.75%), 0.00%
,
02/24/28 .. 219 218,959
4,280,360
Life Sciences Tools & Services — 0.1%
(a)
Parexel International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.71%
,
11/15/28 ............. 224 224,204
Star Parent, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.75%),
9.08%
,
09/27/30 .................. 909 907,382
1,131,586
Machinery — 0.6%
(a)
Husky Injection Molding Systems Ltd., Term
Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 5.00%), 10.33%
,
02/15/29 ...... 2,254 2,258,229
Indicor LLC, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.58%
,
11/22/29 .................. 306 307,179
SPX Flow, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
04/05/29 .................. 678 681,173
TK Elevator Midco GmbH, Facility Term Loan
B2 , (6-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.79%
,
04/30/30 ........... 2,060 2,068,874
WEC US Holdings Ltd., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
01/27/31 .................. 313 313,069
5,628,524
Media — 0.4%
(a)
Altice France SA, Term Loan B14 , (3-mo.
CME Term SOFR at 0.00% Floor + 5.50%),
10.83%
,
08/15/28 ................. 234 171,093
AVSC Holding Corp., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
7.25%), 12.71%
,
09/01/25 ............ 252 246,728
Security
Par (000)
Par (000) Value
Media (continued)
Clear Channel Outdoor Holdings, Inc., Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 9.46%
,
08/21/28 ....... USD 1,248 $ 1,248,252
CSC Holdings LLC, Term Loan
(1-mo. LIBOR USD at 0.00% Floor + 2.50%),
7.94% , 04/15/27 ................ 470 389,917
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 9.83% , 01/18/28 .......... 494 473,742
DirecTV Financing LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 5.25%),
10.71%
,
08/02/29 ................. 177 175,551
Gray Television, Inc., Term Loan F , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.59%
,
01/01/38 ................. 362 343,447
Univision Communications, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.96%
,
01/31/29 ....... 189 187,041
3,235,771
Metals & Mining — 0.0%
CD&R Hydra Buyer, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.44%
,
03/25/31
(a)
................. 320 320,197
Oil, Gas & Consumable Fuels — 0.2%
(a)
Freeport LNG investments LLLP, Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.09%
,
12/21/28 ............ 248 247,601
New Fortress Energy Inc., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.33%
,
10/30/28 ................. 1,578 1,533,200
1,780,801
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.34%
,
04/20/28
(a)
................ 961 991,834
Personal Care Products — 0.1%
KDC/ONE Development Corp., Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 9.84%
,
08/15/28
(a)
........... 467 467,512
Pharmaceuticals — 0.3%
(a)
Amneal Pharmaceuticals LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.84%
,
05/04/28 ............ 147 147,306
Bausch Health Cos., Inc., Term Loan ,
02/01/27
(n)
...................... 1,079 981,247
Endo Finance Holdings, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.83%
,
04/23/31 .................. 1,087 1,084,967
Organon & Co., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
05/19/31 .................. 202 202,018
2,415,538
Professional Services — 0.1%
(a)
Chrysaor Bidco SARL, Delayed Draw Term
Loan , 05/14/31
(n)
.................. 13 12,571
Chrysaor Bidco SARL, Term Loan B , 05/14/31
(n)
169 169,983
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
06/02/28 .................. 271 266,078

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.08%
,
04/29/29 ............ USD 272 $ 219,527
668,159
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.09%
,
01/31/30
(a) (m)
..... 196 196,554
Software — 1.2%
(a)
Applied Systems, Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.25%), 10.58%
,
02/23/32 ............ 463 478,047
Boxer Parent Co., Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
12/29/28 .................. 788 788,209
Cast & Crew LLC, Facility 1st Lien Term Loan ,
12/29/28
(n)
...................... 383 382,983
Cloud Software Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.83%
,
03/21/31 ....... 914 915,855
Cloud Software Group, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.33%
,
03/30/29 .................. 649 647,838
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.44%
,
10/08/29 ................. 712 703,914
Delta Topco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.85%
,
11/30/29 .................. 720 719,402
Delta Topco, Inc., 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.60%
,
11/29/30 ................. 145 146,740
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94%
,
10/09/29 ............ 639 641,483
Genesys Cloud Services Holdings I LLC, Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.21%
,
12/01/27 ....... 471 473,763
McAfee Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
03/01/29 .................. 266 265,076
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.59%
,
05/03/28 .................. 2,006 2,002,708
MH Sub I LLC, 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
11.59%
,
02/23/29 ................. 103 102,308
Planview Parent, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR + 6.00%),
11.34%
,
12/17/28 ................. 295 294,236
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.34%
,
08/31/28 .................. 362 362,301
Sabre GLBL, Inc., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
12/17/27 .................. 97 87,142
Sabre GLBL, Inc., Term Loan B2 , (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.96%
,
12/17/27 .................. 153 137,337
Sovos Compliance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.96%
,
08/11/28 ............. 352 348,787
Security
Par (000)
Par (000) Value
Software (continued)
SS&C Technologies Holdings, Inc., Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.34%
,
05/09/31 ........... USD 891 $ 892,002
UKG, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.58%
,
02/10/31 .................. 846 848,749
VS Buyer LLC, Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.58%
,
04/12/31 .................. 279 279,342
11,518,222
Specialty Retail — 0.1%
PetSmart LLC, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
9.19%
,
02/11/28
(a)
................. 922 918,495
Trading Companies & Distributors — 0.0%
(a)
Foundation Building Materials, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.33%
,
01/29/31 ............ 211 209,770
Gulfside Supply, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
8.33%
,
06/17/31
(m)
................. 146 146,000
355,770
Transportation Infrastructure — 0.0%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
09/22/28 .................. 121 121,128
Brown Group Holdings LLC, Facility Term Loan
B2 , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 8.33% - 8.35%
,
07/02/29 ..... 156 155,415
276,543
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 5.25%), 10.57%
,
05/25/27
(a)
..... 1,252 1,208,773
Total Floating Rate Loan Interests — 8 .7%
(Cost: $ 81,022,800 ) ............................... 81,268,211
Foreign Agency Obligations
Denmark — 0.0%
Orsted A/S , (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.14%), 2.50%
,
02/18/3021
(a) (e)
.................... GBP 100 90,699
Finland — 0.0%
Finnair OYJ , 4.75%
,
05/24/29
(e)
.......... EUR 100 105,390
France — 0.1%
Electricite de France SA , (13-Year GBP Swap
Semi + 4.23%), 6.00%
(a) (e) (g)
........... GBP 400 492,537
Ireland — 0.0%
AIB Group plc , (5-Year EUR Swap Annual +
6.63%), 6.25%
(a) (e) (g)
................ EUR 200 214,110
Total Foreign Agency Obligations — 0 .1%
(Cost: $ 913,325 ) ................................. 902,736

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 0.7%
Banks — 0.1%
PNC Financial Services Group, Inc. (The)
(a)(g)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... USD 629 $ 626,553
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 606 590,529
1,217,082
Consumer Finance — 0.0%
General Motors Financial Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70%
(a) (g)
210 197,131
Electric Utilities — 0.3%
(a)(g)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 1,200 1,168,980
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 581 552,648
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................. 983 1,075,117
2,796,745
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (g)
...................... USD 1,296 $ 1,284,739
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a) (g)
.......... 950 937,033
Total Preferred Securities — 0 .7%
(Cost: $ 6,407,863 ) ............................... 6,432,730
Total Long-Term Investments — 97.9%
(Cost: $ 912,271,161 ) .............................. 912,037,835
Shares
Shares
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(o) (p)
.................. 19,571,590 19,571,590
Total Short-Term Securities — 2 .1%
(Cost: $ 19,571,590 ) ............................... 19,571,590
Total Investments — 100 .0%
(Cost: $ 931,842,751 ) .............................. 931,609,425
Other Assets Less Liabilities — 0.0% .................... 349,147
Net Assets — 100.0% ...............................
$ 931,958,572
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $110,327, representing less than 0.05% of its net assets as of period end, and an original cost of $315,123.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Perpetual security with no stated maturity date.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Convertible security.
(j)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)
Zero-coupon bond.
(l)
Rounds to less than 1,000.
(m)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Affiliate of the Fund.
(p)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
21
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 9,375,946 $ 10,195,644
(a)
$ — $ — $ — $ 19,571,590 19,571,590 $ 588,201 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
22
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 113 09/30/24 $ 12,036 $ 72,931
Short Contracts
U.S. Treasury Long Bond ..................................................... 13 09/19/24 1,532 (6,029)
U.S. Treasury Ultra Bond ..................................................... 7 09/19/24 872 (3,289)
(9,318)
$ 63,613
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 100,000 USD 107,080 State Street Bank and Trust Co. 07/03/24 $ 20
USD 34,424 EUR 32,000 Barclays Bank plc 09/18/24 22
USD 21,738,748 EUR 20,129,000 Nomura International plc 09/18/24 98,664
USD 428,423 EUR 398,000 UBS AG 09/18/24 545
USD 334,869 GBP 264,000 Citibank NA 09/18/24 950
USD 1,147,658 GBP 905,000 Goldman Sachs International 09/18/24 2,975
USD 1,224,412 GBP 965,000 HSBC Bank plc 09/18/24 3,838
USD 1,413,742 GBP 1,115,000 JPMorgan Chase Bank NA 09/18/24 3,442
USD 1,090,764 GBP 860,000 Standard Chartered Bank 09/18/24 2,999
113,455
EUR 200,000 USD 214,494 UBS AG 07/02/24 (304)
USD 107,475 EUR 100,000 State Street Bank and Trust Co. 09/18/24 (32)
USD 75,206 EUR 70,000 UBS AG 09/18/24 (49)
(385)
$ 113,070
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 % Quarterly 06/20/29 B+ USD 7,900 $ 503,076 $ 521,554 $ (18,478)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Matterhorn Telecom Holding SA 5 .00 % Quarterly Goldman Sachs International 06/20/29 EUR 86 $ (10,998) $ (10,544) $ (454)
$ – $ – $ –

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
23
Derivative Financial Instruments Categorized by Risk Exposure
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Forvia SE ........... 5 .00 % Quarterly Barclays Bank plc 06/20/29 BB EUR 49 $ 5,414 $ 6,435 $ (1,021)
Ziggo Bond Co. BV .... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 B- EUR 77 4,075 3,531 544
$ 9,489 $ 9,966 $ (477)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 521,554 $ — $ — $ (18,478)
OTC Swaps ................................................................... 9,966 (10,544) 544 (1,475)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 72,931 $ — $ 72,931
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 113,455 — — 113,455
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 10,510 — — — — 10,510
$ — $ 10,510 $ — $ 113,455 $ 72,931 $ — $ 196,896
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 9,318 $ — $ 9,318
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 385 — — 385
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 18,478 — — — — 18,478
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 12,019 — — — — 12,019
$ — $ 30,497 $ — $ 385 $ 9,318 $ — $ 40,200
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
24
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (134,843) $ — $ (197,653) $ — $ (332,496)
Forward foreign currency exchange contracts .... — — — 222,179 — — 222,179
Swaps .............................. — 648,312 — — — — 648,312
$ — $ 648,312 $ (134,843) $ 222,179 $ (197,653) $ — $ 537,995
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (242,318) $ — $ (242,318)
Forward foreign currency exchange contracts .... — — — 163,678 — — 163,678
Swaps .............................. — (399,599) — — — — (399,599)
$ — $ (399,599) $ — $ 163,678 $ (242,318) $ — $ (478,239)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 12,385,563
Average notional value of contracts — short ................................................................................. $ 1,266,657
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 25,381,483
Average amounts sold — in USD ........................................................................................ $ 226,596
Credit default swaps
Average notional value — buy protection ................................................................................... $ 46,051
Average notional value — sell protection ................................................................................... $ 7,993,902
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 24,594 $ 8,274
Forward f oreign currency exchange contracts ................................................................. 113,455 385
Swaps — centrally cleared .............................................................................. — 1,918
Swaps — OTC
(a)
..................................................................................... 10,510 12,019
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 148,559 $ 22,596
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(24,594) (10,192)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 123,965 $ 12,404
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
Schedule of Investments
25
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Barclays Bank plc ................................ $ 6,457 $ (1,021) $ — $ — $ 5,436
Citibank NA .................................... 950 — — — 950
Goldman Sachs International ........................ 7,050 (7,050) — — —
HSBC Bank plc .................................. 3,838 — — — 3,838
JPMorgan Chase Bank NA .......................... 3,442 — — — 3,442
Nomura International plc ........................... 98,664 — — — 98,664
Standard Chartered Bank ........................... 2,999 — — — 2,999
State Street Bank and Trust Co. ...................... 20 (20) — — —
UBS AG ...................................... 545 (353) — — 192
$ 123,965 $ (8,444) $ — $ — $ 115,521
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Barclays Bank plc ................................ $ 1,021 $ (1,021) $ — $ — $ —
Goldman Sachs International ........................ 10,998 (7,050) — — 3,948
State Street Bank and Trust Co. ...................... 32 (20) — — 12
UBS AG ...................................... 353 (353) — — —
$ 12,404 $ (8,444) $ — $ — $ 3,960
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 5,494,593 $ — $ 5,494,593
Common Stocks
Building Products ....................................... 472,959 — — 472,959
Capital Markets ........................................ — 110,327 — 110,327
Energy Equipment & Services .............................. 1,478 — — 1,478
Life Sciences Tools & Services .............................. 729,725 — — 729,725
Metals & Mining ........................................ 1,104,440 — — 1,104,440
Oil, Gas & Consumable Fuels ............................... 330,458 — — 330,458
Specialized REITs ...................................... 2,391,052 — — 2,391,052
Corporate Bonds ........................................ — 804,040,003 — 804,040,003
Fixed Rate Loan Interests
Health Care Technology .................................. — 6,371,636 — 6,371,636
Media ............................................... — — 2,387,487 2,387,487
Floating Rate Loan Interests
Aerospace & Defense .................................... — 2,958,226 — 2,958,226
Air Freight & Logistics .................................... — 427,614 — 427,614
Automobile Components .................................. — 1,392,447 — 1,392,447

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield V.I. Fund
26
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Broadline Retail ........................................ $ — $ 1,464,943 $ — $ 1,464,943
Building Products ....................................... — 566,225 — 566,225
Capital Markets ........................................ — 1,289,773 — 1,289,773
Chemicals ............................................ — 2,159,135 854,171 3,013,306
Commercial Services & Supplies ............................. — 1,288,118 298,000 1,586,118
Communications Equipment ................................ — 413,350 — 413,350
Construction & Engineering ................................ — 2,196,628 — 2,196,628
Construction Materials .................................... — 545,117 — 545,117
Consumer Staples Distribution & Retail ........................ — 297,106 — 297,106
Containers & Packaging .................................. — 605,015 — 605,015
Diversified Consumer Services .............................. — 3,161,573 — 3,161,573
Diversified Telecommunication Services ........................ — 1,021,134 195,510 1,216,644
Energy Equipment & Services .............................. — — 11,652 11,652
Entertainment ......................................... — 966,164 — 966,164
Financial Services ...................................... — 1,772,367 — 1,772,367
Food Products ......................................... — 565,282 — 565,282
Gas Utilities ........................................... — 419,922 — 419,922
Ground Transportation ................................... — 1,112,463 — 1,112,463
Health Care Equipment & Supplies ........................... — 1,695,543 — 1,695,543
Health Care Providers & Services ............................ — 3,305,552 481,338 3,786,890
Health Care Technology .................................. — 5,504,416 — 5,504,416
Hotels, Restaurants & Leisure .............................. — 1,337,729 — 1,337,729
Household Durables ..................................... — 1,258,392 — 1,258,392
Industrial Conglomerates .................................. — 1,062,538 — 1,062,538
Insurance ............................................ — 5,246,129 — 5,246,129
IT Services ........................................... — 2,612,360 1,668,000 4,280,360
Life Sciences Tools & Services .............................. — 1,131,586 — 1,131,586
Machinery ............................................ — 5,628,524 — 5,628,524
Media ............................................... — 3,235,771 — 3,235,771
Metals & Mining ........................................ — 320,197 — 320,197
Oil, Gas & Consumable Fuels ............................... — 1,780,801 — 1,780,801
Passenger Airlines ...................................... — 991,834 — 991,834
Personal Care Products .................................. — 467,512 — 467,512
Pharmaceuticals ....................................... — 2,415,538 — 2,415,538
Professional Services .................................... — 668,159 — 668,159
Real Estate Management & Development ....................... — — 196,554 196,554
Software ............................................. — 11,518,222 — 11,518,222
Specialty Retail ........................................ — 918,495 — 918,495
Trading Companies & Distributors ............................ — 209,770 146,000 355,770
Transportation Infrastructure ............................... — 276,543 — 276,543
Wireless Telecommunication Services ......................... — 1,208,773 — 1,208,773
Foreign Agency Obligations ................................. — 902,736 — 902,736
Preferred Securities ....................................... — 6,432,730 — 6,432,730
Short-Term Securities
Money Market Funds ...................................... 19,571,590 — — 19,571,590
$ 24,601,702 $ 900,769,011 $ 6,238,712 $ 931,609,425
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 544 $ — $ 544
Foreign currency exchange contracts ............................ — 113,455 — 113,455
Interest rate contracts ....................................... 72,931 — — 72,931
Liabilities
Credit contracts ........................................... — (19,953) — (19,953)
Foreign currency exchange contracts ............................ — (385) — (385)
Interest rate contracts ....................................... (9,318) — — (9,318)
$ 63,613 $ 93,661 $ — $ 157,274
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)

June 30, 2024
27
Statement of Assets and Liabilities
BlackRock High
Yield V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 912,037,835
Investments, at value — affiliated
(b)
.......................................................................................... 19,571,590
Cash ............................................................................................................. 6,837,085
Cash pledged: –
Futures contracts .................................................................................................... 92,000
Centrally cleared swaps ................................................................................................ 647,000
Foreign currency, at value
(c)
............................................................................................... 13,661
Receivables: –
Investments sold .................................................................................................... 3,526,633
Capital shares sold ................................................................................................... 43,906
Dividends — unaffiliated ............................................................................................... 28,109
Dividends — affiliated ................................................................................................. 94,814
Interest — unaffiliated ................................................................................................. 15,079,420
Variation margin on futures contracts ....................................................................................... 24,594
Swap premiums paid ................................................................................................... 9,966
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 113,455
OTC swaps ........................................................................................................ 544
Prepaid e xpenses ..................................................................................................... 11,714
Total a ssets .........................................................................................................
958,132,326
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 20,274,673
Swaps   .......................................................................................................... 75
Capital shares redeemed ............................................................................................... 168,313
Distribution fees ..................................................................................................... 116,479
Income dividend distributions ............................................................................................ 4,699,055
Investment advisory fees .............................................................................................. 334,640
Professional fees .................................................................................................... 30,612
Variation margin on futures contracts ....................................................................................... 8,274
Variation margin on centrally cleared swaps .................................................................................. 1,918
Other accrued expenses ............................................................................................... 527,311
Swap premiums received ................................................................................................ 10,544
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 385
OTC swaps ........................................................................................................ 1,475
Total li abilities ........................................................................................................
26,173,754
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 931,958,572
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 996,733,816
Accumulated loss ..................................................................................................... (64,775,244)
NET ASSETS ........................................................................................................
$ 931,958,572
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 912,271,161
(b)
  Investments, at cost — affiliated ................................................................................... $ 19,571,590
(c)
  Foreign currency, at cost ....................................................................................... $ 13,674
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
28
See notes to financial statements.
BlackRock High
Yield V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 325,685,946
Shares outstanding ...................................................................................................
47,765,357
Net asset value .....................................................................................................
$ 6.82
Shares authorized ...................................................................................................
300 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 606,272,626
Shares outstanding ...................................................................................................
88,957,226
Net asset value .....................................................................................................
$ 6.82
Shares authorized ...................................................................................................
200 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2024
29
Statement of Operations
See notes to financial statements.
BlackRock High
Yield V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 73,427
Dividends — affiliated ................................................................................................. 588,201
Interest — unaffiliated ................................................................................................. 31,857,048
Total investment income .................................................................................................
32,518,676
EXPENSES
Investment advisory .................................................................................................. 1,927,020
Distribution — class specific ............................................................................................ 728,560
Transfer agent — class specific .......................................................................................... 645,383
Accounting services .................................................................................................. 82,205
Professional ....................................................................................................... 41,990
Printing and postage ................................................................................................. 24,727
Registration ....................................................................................................... 16,561
Custodian ......................................................................................................... 16,023
Directors and Officer ................................................................................................. 7,809
Transfer agent ...................................................................................................... 6,046
Miscellaneous ...................................................................................................... 1,014
Total expenses excluding interest expense .....................................................................................
3,497,338
Interest expense .................................................................................................... 839
Total expenses .......................................................................................................
3,498,177
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (8,548)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (413,880)
Total expenses after fees waived and/or reimbursed ..............................................................................
3,075,749
Net investment income ..................................................................................................
29,442,927
REALIZED AND UNREALIZED GAIN (LOSS) $ (2,169,450)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (4,064,569)
Forward foreign currency exchange contracts ............................................................................... 222,179
Foreign currency transactions ......................................................................................... 74,666
Futures contracts .................................................................................................. (332,496)
Swaps ......................................................................................................... 648,312
A
(3,451,908)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 1,764,460
Forward foreign currency exchange contracts ............................................................................... 163,678
Foreign currency translations .......................................................................................... (3,762)
Futures contracts .................................................................................................. (242,318)
Swaps ......................................................................................................... (399,599)
A
1,282,459
Net realized and unrealized loss ............................................................................................
(2,169,449)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 27,273,478

Statements of Changes in Net Assets

2024
BlackRock Semi-Annual Financial Statements
30
See notes to financial statements.
BlackRock High Yield V.I. Fund
Six Months Ended
06/30/24 (unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 29,442,927  $ 47,459,905
Net realized loss .................................................................................. (3,451,908) (29,247,649)
Net change in unrealized appreciation (depreciation) .......................................................... 1,282,459  74,172,294
Net increase in net assets resulting from operations ............................................................. 27,273,478  92,384,550
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (10,061,807) (14,957,317)
Class III ....................................................................................... (19,799,722) (33,379,272)
Decrease in net assets resulting from distributions to shareholders ................................................... (29,861,529) (48,336,589)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 96,761,245  126,444,002
NET ASSETS
Total increase in net assets ............................................................................. 94,173,194  170,491,963
Beginning of period .................................................................................. 837,785,378  667,293,415
End of period ......................................................................................
$ 931,958,572  $ 837,785,378
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
31
Financial Highlights
BlackRock High Yield V.I. Fund
Class I
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ............
$ 6.84  $ 6.45  $ 7.59  $ 7.56  $ 7.43  $ 6.80
Net investment income
(a)
....................
0 .23  0 .43  0 .35  0 .33  0 .37  0 .38
Net realized and unrealized gain (loss) ...........
( 0 .01 ) 0 .39  ( 1 .13 ) 0 .06  0 .14  0 .64
Net increase (decrease) from investment operations ... 0.22  0.82  (0.78) 0.39  0.51  1.02
Distributions
(b)
– – – – – –
From net investment income .................
( 0 .24 ) ( 0 .43 ) ( 0 .35 ) ( 0 .34 ) ( 0 .38 ) ( 0 .39 )
From net realized gain ......................
—  —  ( 0 .01 ) ( 0 .02 ) —  —
Total distributions ........................... (0.24) (0.43) (0.36) (0.36) (0.38) (0.39)
Net asset value, end of period ................. $ 6.82  $ 6.84  $ 6.45  $ 7.59  $ 7.56  $ 7.43
Total Return
(c)
Based on net asset value ..................... 3.24%
(d)
13.21% (10.35)% 5.34% 7.27% 15.29%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.62%
(f)
0.67% 0.65% 0.67% 0.69% 0.70%
Total expenses after fees waived and/or reimbursed ...
0.55%
(f)
0.57% 0.56% 0.57% 0.58% 0.59%
Net investment income ......................
6.94%
(f)
6.49% 5.15% 4.38% 5.13% 5.28%
Supplemental Data
Net assets, end of period (000) ................. $ 325,686  $ 263,380  $ 175,009  $ 224,592  $ 182,845  $ 178,147
Portfolio turnover rate ........................ 34% 50% 46% 57% 103% 83%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements
32
BlackRock High Yield V.I. Fund
Class III
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ............
$ 6.84  $ 6.45  $ 7.59  $ 7.55  $ 7.42  $ 6.80
Net investment income
(a)
....................
0 .23  0 .41  0 .34  0 .31  0 .35  0 .37
Net realized and unrealized gain (loss) ...........
( 0 .02 ) 0 .40  ( 1 .14 ) 0 .08  0 .14  0 .62
Net increase (decrease) from investment operations ... 0.21  0.81  (0.80) 0.39  0.49  0.99
Distributions
(b)
– – – – – –
From net investment income .................
( 0 .23 ) ( 0 .42 ) ( 0 .33 ) ( 0 .33 ) ( 0 .36 ) ( 0 .37 )
From net realized gain ......................
—  —  ( 0 .01 ) ( 0 .02 ) —  —
Total distributions ........................... (0.23) (0.42) (0.34) (0.35) (0.36) (0.37)
Net asset value, end of period ................. $ 6.82  $ 6.84  $ 6.45  $ 7.59  $ 7.55  $ 7.42
Total Return
(c)
Based on net asset value ..................... 3.12%
(d)
12.94% (10.56)% 5.23% 7.01% 14.86%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.90%
(f)
0.91% 0.90% 0.91% 0.92% 0.94%
Total expenses after fees waived and/or reimbursed ...
0.79%
(f)
0.81% 0.80% 0.81% 0.82% 0.83%
Net investment income ......................
6.70%
(f)
6.23% 4.93% 4.13% 4.86% 5.06%
Supplemental Data
Net assets, end of period (000) ................. $ 606,273  $ 574,405  $ 492,285  $ 613,037  $ 487,109  $ 397,249
Portfolio turnover rate ........................ 34% 50% 46% 57% 103% 83%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
33
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 2 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock High Yield V.I.
Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with
U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed Income Complex and reflected as Directors and Officer expense on the Statement(s) of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
34
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
36
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
38
posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and BlackRock Total Return V.I.
Fund, a series of the Company, at the following annual rates:
For the six months ended June 30, 2024, the aggregate average daily net assets of the Fund and BlackRock High Yield V.I. Fund were approximately $1,720,255,131.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2024, the class specific distribution fees borne directly by Class III were $728,560.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.55%
$250 million- $500 million ................................................................................................. 0.50
$500 million- $750 million ................................................................................................. 0.45
Greater than $750 million ................................................................................................. 0.40
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 186,484 $ 458,899 $ 645,383

Notes to Financial Statements
(unaudited) (continued)
39
Notes to Financial Statements
contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended
June 30, 2024, the amount waived was $8,548.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2024, class specific expense reimbursements were
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, including paydowns/payups excluding short-term securities, were $385,662,654 and
$292,438,240, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Class I ................................................................................................................
0.06%
Class III ...............................................................................................................
0.05
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 100,688
Class III ...................................................................................................... 313,192
$ 413,880
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
40
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $(56,360,153) and qualified late-year capital losses of $(1,762,361).
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock High Yield V.I. Fund ........................................ $ 933,315,098 $ 15,955,897 $ (17,504,296) $ (1,548,399)

Notes to Financial Statements
(unaudited) (continued)
41
Notes to Financial Statements
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
Six Months Ended
06/30/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock High Yield V.I. Fund
Class I
Shares sold .............................................
10,849,030 $ 73,908,378 15,909,884 $ 104,935,881
Shares issued in reinvestment of distributions ........................
1,432,229 9,752,406 2,197,682 14,456,030
Shares redeemed .........................................
(3,027,534) (20,586,639) (6,725,260) (44,419,074)
9,253,725 $ 63,074,145 11,382,306 $ 74,972,837
Class III
Shares sold .............................................
9,069,001 $ 61,737,740 23,568,801 $ 155,449,956
Shares issued in reinvestment of distributions ........................
2,889,829 19,658,205 5,006,678 32,924,247
Shares redeemed .........................................
(7,034,354) (47,708,845) (20,894,867) (136,903,038)
4,924,476 $ 33,687,100 7,680,612 $ 51,471,165
14,178,201 $ 96,761,245 19,062,918 $ 126,444,002

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
42
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Glossary of Terms Used in this Report
43
Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

June 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Variable Series Funds II, Inc.
BlackRock Total Return V.I. Fund

The Benefits and Risks of Leveraging
2024
BlackRock Semi-Annual Financial Statements
2
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.

Derivative Financial Instruments
3
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Total Return V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust
(a)
Series 2003-OP1, Class A2, (1-mo. CME
Term SOFR at 0.72% Floor + 0.83%),
6.18%, 12/25/33 ................ USD 106 $ 100,203
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR at 0.26% Floor + 0.37%),
5.72%, 05/25/37 ................ 84 14,106
American Homes 4 Rent Trust, Series 2014-
SFR3, Class A, 3.68%, 12/17/36
(b)
...... 164 161,841
Apidos CLO XII, Series 2013-12A, Class AR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 6.67%, 04/15/31
(a) (b)
.......... 2,132 2,136,634
Apidos CLO XV, Series 2013-15A, Class A1RR,
(3-mo. CME Term SOFR at 1.01% Floor +
1.27%), 6.60%, 04/20/31
(a) (b)
.......... 382 382,583
Apidos CLO XXIV, Series 2016-24A, Class
A1AL, (3-mo. CME Term SOFR at 0.95%
Floor + 1.21%), 6.54%, 10/20/30
(a) (b)
..... 324 324,261
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.48%
Floor + 0.59%), 5.94%, 05/25/35
(a)
...... 31 24,237
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.24%,
12/10/25
(a)
...................... 300 42,466
Barings CLO Ltd., Series 2015-2A, Class AR,
(3-mo. CME Term SOFR at 1.19% Floor +
1.45%), 6.78%, 10/20/30
(a) (b)
.......... 168 168,345
Bayview Financial Revolving Asset Trust
(a)(b)
Series 2004-B, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 6.46%,
05/28/39 ..................... 61 48,305
Series 2005-A, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 6.46%,
02/28/40 ..................... 76 69,332
Series 2005-E, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 6.46%,
12/28/40 ..................... 18 17,756
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%, 06/15/30 . 40 3,807
Series 2000-A, Class A3, 7.83%, 06/15/30 . 37 3,655
Series 2000-A, Class A4, 8.29%, 06/15/30 . 27 2,803
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2007-FS1, Class 1A3, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.80%, 05/25/35 ................ 2 2,453
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.60%, 03/25/37 ................ 13 12,098
Series 2007-HE3, Class 1A4, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
5.81%, 04/25/37 ................ 195 202,655
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.77%, 10/22/30
(a) (b)
..... 224 224,825
Carbone CLO Ltd., Series 2017-1A, Class A1,
(3-mo. CME Term SOFR at 1.14% Floor +
1.40%), 6.73%, 01/20/31
(a) (b)
.......... 518 519,006
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2013-4A, Class A1RR, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
6.59%, 01/15/31 ................ 154 154,577
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
6.55%, 04/17/31 ................ 527 527,473
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-3RA, Class A1A, (3-mo. CME
Term SOFR at 0.00% Floor + 1.31%),
6.64%, 07/27/31 ................ USD 531 $ 531,400
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR
at 0.16% Floor and 12.50% Cap + 0.27%),
5.62%, 10/25/36
(a)
................. 23 22,247
CBAM Ltd., Series 2017-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor + 1.51%),
6.84%, 07/20/30
(a) (b)
................ 118 117,673
C-BASS Trust, Series 2006-CB7, Class A4,
(1-mo. CME Term SOFR at 0.32% Floor +
0.43%), 5.78%, 10/25/36
(a)
........... 35 22,332
CIFC Funding Ltd.
(a)(b)
Series 2013-3RA, Class A1, (3-mo. CME
Term SOFR at 0.98% Floor + 1.24%),
6.56%, 04/24/31 ................ 328 327,879
Series 2014-2RA, Class A1, (3-mo. CME
Term SOFR at 1.05% Floor + 1.31%),
6.63%, 04/24/30 ................ 128 127,669
Series 2014-5A, Class A1R2, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.78%, 10/17/31 ................ 236 236,169
Series 2015-3A, Class AR, (3-mo. CME
Term SOFR at 0.87% Floor + 1.13%),
6.46%, 04/19/29 ................ 322 321,832
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
5.66%, 05/25/37 ................ 151 97,911
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
5.73%, 05/25/37 ................ 68 44,438
Conseco Finance Corp.
(a)
Series 1997-3, Class M1, 7.53%, 03/15/28 . 14 13,942
Series 1997-6, Class M1, 7.21%, 01/15/29 . 9 8,916
Series 1999-5, Class A5, 7.86%, 03/01/30 . 24 7,809
Series 1999-5, Class A6, 7.50%, 03/01/30 . 25 7,914
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
56 9,513
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
151 26,029
Series 2000-5, Class A7, 8.20%, 05/01/31 . 134 33,050
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. CME Term
SOFR at 0.22% Floor + 0.33%), 5.68%,
12/25/25
(a)
...................... —
(c)
384
Credit-Based Asset Servicing & Securitization
LLC
Series 2006-CB2, Class AF4, 6.20%,
12/25/36
(d)
.................... 10 8,171
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(b) (d)
................... 55 53,822
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b) (d)
................... 74 2,731
Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.80%, 07/25/37
(a) (b)
.............. 34 21,598
CWABS Asset-Backed Certificates Trust, Series
2005-16, Class 1AF, 4.51%, 04/25/36
(a)
... 70 59,875
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (1-mo. CME Term
SOFR at 0.27% Floor and 16.00% Cap +
0.38%), 5.71%, 03/15/34
(a)
........... 5 5,092

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class A, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 6.36%,
10/25/34
(a)
...................... USD 61 $ 58,926
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ......... 1 2,083
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 5.62%, 05/15/35 .......... 2 1,977
Series 2006-C, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 5.62%, 05/15/36 .......... 16 15,500
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 0.15% Floor and 16.00% Cap +
0.26%), 5.59%, 11/15/36 ........... 10 9,990
Dewolf Park CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at 0.90% Floor
+ 1.18%), 6.51%, 10/15/30
(a) (b)
......... 210 210,395
Dryden 30 Senior Loan Fund, Series 2013-30A,
Class AR, (3-mo. CME Term SOFR at 0.82%
Floor + 1.08%), 6.40%, 11/15/28
(a) (b)
..... 107 107,434
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.29%, 10/15/30
(a) (b)
..... 250 250,462
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 6.71%, 01/15/31
(a) (b)
.......... 714 714,983
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (3-mo. CME Term SOFR at
0.90% Floor + 1.16%), 6.49%, 04/15/29
(a) (b)
428 428,160
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo. CME
Term SOFR at 1.05% Floor + 1.16%),
6.51%, 10/25/34 ................ 33 29,475
Series 2006-FF16, Class 2A3, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.74%, 12/25/36 ................ 517 208,418
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
5.61%, 12/25/36 ................ 287 235,827
Series 2006-FFH1, Class M2, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
6.06%, 01/25/36 ................ 97 86,282
Fremont Home Loan Trust, Series 2006-3,
Class 1A1, (1-mo. CME Term SOFR at
0.28% Floor + 0.39%), 5.74%, 02/25/37
(a)
. 64 47,873
Generate CLO 2 Ltd., Series 2A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.74%, 01/22/31
(a) (b)
.......... 704 703,911
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
............. 24 4,524
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo. CME
Term SOFR at 0.40% Floor + 0.51%),
5.86%, 01/25/47 ................ 19 9,702
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 3.38% Floor + 3.49%),
8.83%, 02/25/47 ................ 40 38,112
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30%
Floor + 0.41%), 5.76%, 05/25/37
(a)
...... 63 48,878
Home Equity Mortgage Loan Asset-Backed
Trust, Series 2004-A, Class M2, (1-mo.
CME Term SOFR at 2.03% Floor + 2.14%),
4.03%, 07/25/34
(a)
................. 11 10,718
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(d)
......... USD 49 $ 5,003
HPS Loan Management Ltd.
(a)(b)
Series 11A-17, Class AR, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%), 6.62%,
05/06/30 ..................... 172 172,316
Series 6A-2015, Class A1R, (3-mo. CME
Term SOFR at 0.00% Floor + 1.26%),
6.60%, 02/05/31 ................ 109 108,708
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(b) (d)
........ 7 7,371
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (1-mo. CME Term
SOFR at 0.41% Floor + 0.52%), 5.86%,
05/25/36
(a)
...................... 54 52,913
LCM 26 Ltd., Series 26A, Class A1, (3-mo.
CME Term SOFR at 1.07% Floor + 1.33%),
6.66%, 01/20/31
(a) (b)
................ 146 146,507
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
...................... 21 20,621
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 7.76%, 12/25/37
(a)
........... 13 12,069
Madison Park Funding XLII Ltd., Series 13A,
Class AR, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 6.48%, 11/21/30
(a) (b)
..... 273 273,286
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class ARR, (3-mo. CME Term SOFR at
0.94% Floor + 1.20%), 6.53%, 10/21/30
(a) (b)
1,438 1,439,088
Madison Park Funding XXIII Ltd., Series 2017-
23A, Class AR, (3-mo. CME Term SOFR at
0.97% Floor + 1.23%), 6.56%, 07/27/31
(a) (b)
719 719,107
Madison Park Funding XXX Ltd., Series 2018-
30A, Class A, (3-mo. CME Term SOFR at
1.01% Floor + 1.01%), 6.34%, 04/15/29
(a) (b)
750 750,856
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.77%, 12/18/30
(a) (b)
..... 137 137,025
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (1-mo. CME Term SOFR at 0.52%
Floor + 0.63%), 5.98%, 06/25/46
(a) (b)
..... 6 6,183
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-mo. CME
Term SOFR at 0.39% Floor + 0.50%),
5.85%, 08/25/37 ................ 35 29,192
Series 2006-RM3, Class A2B, (1-mo. CME
Term SOFR at 0.18% Floor + 0.29%),
5.64%, 06/25/37 ................ 24 5,048
Morgan Stanley ABS Capital I, Inc. Trust
(a)
Series 2005-HE1, Class A2MZ, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
6.06%, 12/25/34 ................ 155 139,667
Series 2005-HE5, Class M4, (1-mo. CME
Term SOFR at 0.87% Floor + 0.98%),
6.33%, 09/25/35 ................ 95 75,575
MP CLO III Ltd., Series 2013-1A, Class AR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.51%), 6.84%, 10/20/30
(a) (b)
.......... 118 118,722
Newday Funding Master Issuer plc, Series
2024-2X, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.65%), 0.00%,
07/15/32
(a) (e)
..................... GBP 100 126,410
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%, 01/15/19 . USD 13 5,438

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2001-D, Class A4, 6.93%, 09/15/31 . USD 8 $ 3,699
Series 2002-B, Class M1, 7.62%, 06/15/32 72 69,953
OCP CLO Ltd.
(a)(b)
Series 2017-14A, Class A1A, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.74%, 11/20/30 ................ 320 320,388
Series 2017-14A, Class B, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 7.54%,
11/20/30 ..................... 250 250,236
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%), 6.60%,
07/17/30
(a) (b)
..................... 231 231,168
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%), 6.59%,
01/25/31
(a) (b)
..................... 172 172,016
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.30%), 6.63%, 05/23/31
(a) (b)
......... 218 218,829
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
5.67%, 03/25/37
(a)
............... 90 72,517
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(d)
.................... 62 50,747
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(d)
.................... 152 126,101
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(d)
.................... 73 63,449
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1-mo. LIBOR
USD at 1.20% Floor and 18.00% Cap +
1.20%), 6.64%, 10/15/37
(a) (b)
.......... 12 12,206
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(d)
......... 56 49,192
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.51%), 6.84%, 10/22/30
(a) (b)
..... 118 118,128
Palmer Square CLO Ltd., Series 2014-1A,
Class A1R2, (3-mo. CME Term SOFR at
1.13% Floor + 1.39%), 6.71%, 01/17/31
(a) (b)
89 89,206
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
.... 68 67,635
Race Point X CLO Ltd., Series 2016-10A, Class
A1R, (3-mo. CME Term SOFR at 0.00%
Floor + 1.36%), 6.69%, 07/25/31
(a) (b)
..... 165 164,840
Regatta IX Funding Ltd., Series 2017-1A, Class
B1R, (3-mo. CME Term SOFR at 2.00%
Floor + 2.00%), 7.32%, 04/17/37
(a) (b)
..... 847 847,000
Romark WM-R Ltd., Series 2018-1A, Class A1,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 6.62%, 04/20/31
(a) (b)
.......... 203 203,608
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.09% Floor + 1.35%),
6.68%, 01/15/30
(a) (b)
................ 900 900,402
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (1-mo. CME Term SOFR
at 0.21% Floor + 0.32%), 5.67%, 10/25/36
(a)
100 70,690
SMB Private Education Loan Trust, Series
2015-B, Class B, 3.50%, 12/17/40
(b)
..... 60 59,001
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (1-mo. CME Term SOFR
at 0.80% Floor + 0.91%), 6.25%, 01/25/35
(a)
1 986
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TCI-Symphony CLO Ltd., Series 2016-1A,
Class AR2, (3-mo. CME Term SOFR at
1.02% Floor + 1.28%), 6.61%, 10/13/32
(a) (b)
USD 663 $ 663,990
Tricon American Homes Trust, Series 2018-
SFR1, Class E, 4.56%, 05/17/37
(b)
...... 100 98,535
Venture XVIII CLO Ltd., Series 2014-18A, Class
AR, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.48%), 6.81%, 10/15/29
(a) (b)
......... 16 16,420
Washington Mutual Asset-Backed
CertificatesTrust
(a)
Series 2006-HE4, Class 2A2, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.82%, 09/25/36 ................ 120 31,984
Series 2006-HE5, Class 1A, (1-mo. CME
Term SOFR at 0.31% Floor + 0.42%),
4.67%, 10/25/36 ................ 100 73,728
Yale Mortgage Loan Trust, Series 2007-1, Class
A, (1-mo. CME Term SOFR at 0.40% Floor +
0.51%), 5.86%, 06/25/37
(a) (b)
.......... 74 23,306
Total Asset-Backed Securities — 2 .3%
(Cost: $ 20,696,841 ) ............................... 19,896,512
Shares
Shares
Common Stocks
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc. , Class A
(f)
... 23,972 417,592
Residential REITs — 0.0%
Invitation Homes, Inc.
(f)
................ 6,147 220,616
Total Common Stocks — 0 .1%
(Cost: $ 649,527 ) ................................. 638,208
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 1.1%
BAE Systems plc
(b)
3.40% , 04/15/30 .................. 851 770,731
5.25% , 03/26/31 .................. 205 204,451
Boeing Co. (The)
5.93% , 05/01/60 .................. 130 116,227
7.01% , 05/01/64
(b)
................. 415 424,906
L3Harris Technologies, Inc.
1.80% , 01/15/31 .................. 322 260,514
5.25% , 06/01/31 .................. 1,202 1,197,977
5.40% , 07/31/33 .................. 1,095 1,091,547
5.35% , 06/01/34 .................. 361 358,425
4.85% , 04/27/35 .................. 91 86,384
Lockheed Martin Corp.
1.85% , 06/15/30 .................. 198 166,801
4.50% , 05/15/36 .................. 129 121,096
Northrop Grumman Corp.
4.70% , 03/15/33 .................. 139 134,101
5.20% , 06/01/54 .................. 284 265,913
RTX Corp.
6.70% , 08/01/28 .................. 1,713 1,813,786
7.00% , 11/01/28 .................. 445 471,256
6.10% , 03/15/34 .................. 1,133 1,192,605
5.40% , 05/01/35 .................. 195 195,791
2.82% , 09/01/51 .................. 1,051 639,996

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Textron, Inc., 3.90%, 09/17/29 .......... USD 95 $ 89,107
9,601,614
Banks — 2.3%
Bank of America Corp.
(a)
(1-day SOFR + 1.06%), 2.09% , 06/14/29 . 221 196,059
(1-day SOFR + 1.57%), 5.82% , 09/15/29 . 677 691,172
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 ..................... 599 567,267
(1-day SOFR + 1.53%), 1.90% , 07/23/31 . 698 574,936
(1-day SOFR + 1.33%), 2.97% , 02/04/33 . 760 643,169
(1-day SOFR + 1.65%), 5.47% , 01/23/35 . 2,432 2,429,540
(1-day SOFR + 1.88%), 2.83% , 10/24/51 . 651 411,300
Series N , (1-day SOFR + 1.65%), 3.48% ,
03/13/52 ..................... 142 101,915
Barclays plc, (1-day SOFR + 1.74%), 5.69%,
03/12/30
(a)
..................... 326 326,874
Citigroup, Inc.
(a)
(1-day SOFR + 1.28%), 3.07% , 02/24/28 . 415 391,651
(1-day SOFR + 1.36%), 5.17% , 02/13/30 . 259 257,491
(1-day SOFR + 1.42%), 2.98% , 11/05/30 . 195 173,680
(1-day SOFR + 1.17%), 2.56% , 05/01/32 . 1,055 879,192
(1-day SOFR + 2.09%), 4.91% , 05/24/33 . 797 765,327
(1-day SOFR + 2.34%), 6.27% , 11/17/33 . 253 264,975
(1-day SOFR + 1.45%), 5.45% , 06/11/35 . 1,125 1,116,186
HSBC Holdings plc
(a)
(1-day SOFR + 1.06%), 5.60% , 05/17/28 . 846 849,308
(1-day SOFR + 1.73%), 2.01% , 09/22/28 . 338 303,547
JPMorgan Chase & Co.
(a)
(1-day SOFR + 0.93%), 5.57% , 04/22/28 . 466 469,773
(1-day SOFR + 1.57%), 6.09% , 10/23/29 . 366 378,159
(1-day SOFR + 1.31%), 5.01% , 01/23/30 . 876 869,282
(1-day SOFR + 1.16%), 5.58% , 04/22/30 . 1,054 1,070,696
(3-mo. CME Term SOFR + 1.51%), 2.74% ,
10/15/30 ..................... 117 103,520
(3-mo. CME Term SOFR + 3.79%), 4.49% ,
03/24/31 ..................... 89 85,727
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 ..................... 743 604,391
(1-day SOFR + 1.07%), 1.95% , 02/04/32 . 549 446,549
(3-mo. CME Term SOFR + 1.25%), 2.58% ,
04/22/32 ..................... 574 484,795
(1-day SOFR + 1.49%), 5.77% , 04/22/35 . 1,618 1,660,081
Sumitomo Mitsui Financial Group, Inc., (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 2.28%), 6.60%
(a) (g)
... 462 458,978
Washington Mutual Escrow Bonds
(h)(i)(j)
0.00% , 11/06/09 .................. 300 3,000
0.00% , 09/19/17
(k)
................. 250 —
0.00% , 09/29/17 .................. 500 —
Wells Fargo & Co.
(a)
(1-day SOFR + 1.74%), 5.57% , 07/25/29 . 85 85,771
(1-day SOFR + 1.50%), 5.20% , 01/23/30 . 80 79,664
(1-day SOFR + 1.78%), 5.50% , 01/23/35 . 1,972 1,965,085
(3-mo. CME Term SOFR + 4.50%), 5.01% ,
04/04/51 ..................... 186 169,431
(1-day SOFR + 2.13%), 4.61% , 04/25/53 . 403 344,424
20,222,915
Biotechnology — 0.8%
AbbVie, Inc.
5.05% , 03/15/34 .................. 1,224 1,220,419
4.55% , 03/15/35 .................. 1,075 1,019,700
4.50% , 05/14/35 .................. 169 159,411
4.88% , 11/14/48 .................. 50 45,934
Amgen, Inc.
5.25% , 03/02/30 .................. 2,241 2,257,440
Security
Par (000)
Par (000) Value
Biotechnology (continued)
4.40% , 02/22/62 .................. USD 438 $ 347,819
5.75% , 03/02/63 .................. 1,068 1,045,820
Gilead Sciences, Inc.
1.65% , 10/01/30 .................. 226 186,222
2.60% , 10/01/40 .................. 469 323,234
4.80% , 04/01/44 .................. 375 338,240
6,944,239
Capital Markets — 3.6%
Deutsche Bank AG, (1-day SOFR + 2.26%),
3.74%, 01/07/33
(a)
................ 200 164,506
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.51%), 5.86% , 09/10/24
(a)
1,973 1,973,000
(1-day SOFR + 0.80%), 1.43% , 03/09/27
(a)
711 663,430
(1-day SOFR + 0.82%), 1.54% , 09/10/27
(a)
340 312,274
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28
(a)
.................... 748 715,553
2.60% , 02/07/30 .................. 193 169,126
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
2,789 2,838,522
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
542 439,859
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
418 351,437
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
398 326,850
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
2,605 2,165,610
(1-day SOFR + 1.55%), 5.85% , 04/25/35
(a)
2,233 2,287,322
Moody's Corp., 2.00%, 08/19/31 ......... 218 176,989
Morgan Stanley
(a)
(1-day SOFR + 1.63%), 5.45% , 07/20/29 . 174 175,073
(1-day SOFR + 1.83%), 6.41% , 11/01/29 . 3,173 3,310,588
(1-day SOFR + 1.26%), 5.66% , 04/18/30 . 1,867 1,898,621
(1-day SOFR + 1.14%), 2.70% , 01/22/31 . 1,437 1,259,646
(1-day SOFR + 1.03%), 1.79% , 02/13/32 . 1,230 987,132
(1-day SOFR + 1.02%), 1.93% , 04/28/32 . 159 127,751
(1-day SOFR + 1.18%), 2.24% , 07/21/32 . 563 459,920
(1-day SOFR + 1.58%), 5.83% , 04/19/35 . 2,325 2,383,299
MSCI, Inc., 4.00%, 11/15/29
(b)
.......... 2,168 2,025,640
Tupy Overseas SA, 4.50%, 02/16/31
(b)
..... 15 12,891
UBS AG
4.75% , 08/09/24 .................. 514 513,361
3.63% , 09/09/24 .................. 534 531,442
7.95% , 01/09/25 .................. 1,111 1,122,669
3.70% , 02/21/25 .................. 272 268,482
1.25% , 08/07/26 .................. 500 459,665
5.00% , 07/09/27 .................. 528 523,653
7.50% , 02/15/28 .................. 593 634,494
UBS Group AG
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 2.10% ,
02/11/32 ..................... 440 353,567
(1-day SOFR + 1.73%), 3.09% , 05/14/32 . 1,604 1,368,221
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.75% ,
02/11/33 ..................... 316 258,260
31,258,853
Chemicals — 0.0%
Braskem Netherlands Finance BV, 8.50%,
01/12/31
(e)
..................... 200 204,125
Eastman Chemical Co., 5.75%, 03/08/33 ... 110 110,965
315,090
Commercial Services & Supplies — 0.0%
Waste Management, Inc., 3.90%, 03/01/35 .. 254 226,099
Communications Equipment — 0.0%
Motorola Solutions, Inc., 5.60%, 06/01/32 ... 236 238,635

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance — 0.4%
Ford Motor Credit Co. LLC
7.12% , 11/07/33 .................. USD 400 $ 422,670
6.13% , 03/08/34 .................. 920 909,980
General Motors Financial Co., Inc.
1.50% , 06/10/26 .................. 317 293,591
5.75% , 02/08/31 .................. 507 508,353
5.60% , 06/18/31 .................. 473 469,460
5.95% , 04/04/34 .................. 454 454,388
3,058,442
Containers & Packaging — 0.0%
Amcor Finance USA, Inc., 5.63%, 05/26/33 .. 85 85,927
Berry Global, Inc., 1.65%, 01/15/27 ....... 179 163,017
248,944
Diversified REITs — 0.9%
Extra Space Storage LP, 5.50%, 07/01/30 ... 230 231,736
Invitation Homes Operating Partnership LP,
5.45%, 08/15/30 ................. 151 151,266
VICI Properties LP
4.25% , 12/01/26
(b)
................. 1,672 1,612,458
3.75% , 02/15/27
(b)
................. 179 170,012
4.50% , 01/15/28
(b)
................. 89 85,627
3.88% , 02/15/29
(b)
................. 418 386,367
4.63% , 12/01/29
(b)
................. 1,800 1,703,473
4.95% , 02/15/30 .................. 1,674 1,614,975
4.13% , 08/15/30
(b)
................. 348 316,493
5.13% , 05/15/32 .................. 1,153 1,098,504
5.75% , 04/01/34 .................. 86 85,194
7,456,105
Diversified Telecommunication Services — 0.8%
AT&T, Inc.
3.65% , 06/01/51 .................. 179 126,434
3.50% , 09/15/53 .................. 268 181,928
3.55% , 09/15/55 .................. 1,134 764,532
3.80% , 12/01/57 .................. 1,245 869,802
3.65% , 09/15/59 .................. 1,785 1,197,060
3.85% , 06/01/60 .................. 147 102,511
Verizon Communications, Inc.
1.75% , 01/20/31 .................. 1,084 877,250
2.55% , 03/21/31 .................. 300 254,883
2.36% , 03/15/32 .................. 1,343 1,097,871
5.05% , 05/09/33 .................. 105 103,516
4.50% , 08/10/33 .................. 91 85,550
4.40% , 11/01/34 .................. 1,174 1,087,877
5.85% , 09/15/35 .................. 117 121,157
4.27% , 01/15/36 .................. 4 3,624
3.00% , 11/20/60 .................. 456 272,738
7,146,733
Electric Utilities — 2.0%
AEP Texas, Inc.
Series I , 2.10% , 07/01/30 ............ 103 85,714
4.70% , 05/15/32 .................. 92 86,596
5.40% , 06/01/33 .................. 540 525,706
3.80% , 10/01/47 .................. 394 282,606
Series H , 3.45% , 01/15/50 ........... 120 79,624
AEP Transmission Co. LLC
3.80% , 06/15/49 .................. 167 123,294
3.15% , 09/15/49 .................. 1,170 769,011
Series O , 4.50% , 06/15/52 ........... 103 85,413
Alabama Power Co.
5.50% , 03/15/41 .................. 155 149,758
3.85% , 12/01/42 .................. 195 156,544
4.15% , 08/15/44 .................. 97 79,975
3.75% , 03/01/45 .................. 162 124,343
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.30% , 01/02/46 .................. USD 139 $ 115,667
Baltimore Gas & Electric Co.
3.75% , 08/15/47 .................. 170 127,326
3.20% , 09/15/49 .................. 371 246,805
4.55% , 06/01/52 .................. 103 85,844
CenterPoint Energy Houston Electric LLC,
Series AD, 2.90%, 07/01/50 .......... 317 202,940
Dominion Energy South Carolina, Inc., 6.25%,
10/15/53 ...................... 79 85,052
DTE Electric Co., Series B, 3.25%, 04/01/51 . 281 189,637
Duke Energy Carolinas LLC
3.88% , 03/15/46 .................. 319 244,819
3.70% , 12/01/47 .................. 345 253,413
3.20% , 08/15/49 .................. 263 176,415
3.45% , 04/15/51 .................. 474 330,768
Duke Energy Florida LLC
1.75% , 06/15/30 .................. 267 221,539
3.00% , 12/15/51 .................. 323 202,930
5.95% , 11/15/52 .................. 626 636,872
Duke Energy Ohio, Inc., 5.55%, 03/15/54 ... 87 83,797
Duke Energy Progress LLC
2.50% , 08/15/50 .................. 1,354 779,502
5.35% , 03/15/53 .................. 90 84,392
Edison International
5.75% , 06/15/27 .................. 477 481,181
5.25% , 11/15/28 .................. 291 288,451
6.95% , 11/15/29 .................. 447 475,243
Eversource Energy
5.45% , 03/01/28 .................. 286 286,844
5.95% , 02/01/29 .................. 145 148,176
FirstEnergy Corp.
Series B , 4.15% , 07/15/27
(d)
.......... 868 832,888
Series C , 3.40% , 03/01/50 ........... 322 215,388
FirstEnergy Transmission LLC, 4.55%,
04/01/49
(b)
..................... 729 602,503
Florida Power & Light Co.
3.95% , 03/01/48 .................. 302 237,293
3.99% , 03/01/49 .................. 358 283,328
3.15% , 10/01/49 .................. 157 106,757
2.88% , 12/04/51 .................. 491 311,836
Generacion Mediterranea SA, 9.88%,
12/01/27
(b)
..................... 33 28,677
Georgia Power Co.
4.70% , 05/15/32 .................. 89 86,010
4.95% , 05/17/33 .................. 232 226,203
MidAmerican Energy Co.
3.65% , 08/01/48 .................. 293 219,870
3.15% , 04/15/50 .................. 150 100,136
5.85% , 09/15/54 .................. 224 229,377
5.30% , 02/01/55 .................. 327 311,217
Northern States Power Co.
4.00% , 08/15/45 .................. 109 86,100
2.60% , 06/01/51 .................. 168 100,139
Ohio Power Co.
Series P , 2.60% , 04/01/30 ............ 99 86,229
Series Q , 1.63% , 01/15/31 ........... 371 296,216
4.00% , 06/01/49 .................. 336 254,410
Pacific Gas & Electric Co.
3.50% , 08/01/50 .................. 862 562,545
5.25% , 03/01/52 .................. 461 395,208
6.70% , 04/01/53 .................. 250 260,140
PECO Energy Co.
3.05% , 03/15/51 .................. 561 364,322
2.85% , 09/15/51 .................. 194 119,875

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Public Service Electric & Gas Co., 2.05%,
08/01/50 ...................... USD 307 $ 166,006
Southern California Edison Co.
5.30% , 03/01/28 .................. 168 168,297
5.65% , 10/01/28 .................. 182 185,063
Series A , 4.20% , 03/01/29 ............ 159 152,136
2.25% , 06/01/30 .................. 763 646,995
Series G , 2.50% , 06/01/31 ........... 446 374,311
Series 05-B , 5.55% , 01/15/36 ......... 230 228,292
5.63% , 02/01/36 .................. 188 187,666
Virginia Electric & Power Co.
4.45% , 02/15/44 .................. 138 116,538
2.95% , 11/15/51 .................. 266 166,137
Vistra Operations Co. LLC
(b)
6.95% , 10/15/33 .................. 96 102,748
6.00% , 04/15/34 .................. 462 463,104
17,570,157
Electrical Equipment — 0.0%
NXP BV, 2.65%, 02/15/32 ............. 103 85,634
Financial Services — 0.1%
Blue Owl Credit Income Corp., 6.60%,
09/15/29
(b)
..................... 154 151,913
Global Payments, Inc.
3.20% , 08/15/29 .................. 99 88,942
2.90% , 05/15/30 .................. 199 173,241
NAK Naftogaz Ukraine, 7.63%, 11/08/28
(b) (i)
.. 226 169,500
583,596
Food Products — 0.0%
MHP Lux SA, 6.25%, 09/19/29
(b)
......... 44 31,020
Gas Utilities — 0.0%
CenterPoint Energy Resources Corp., 4.00%,
04/01/28 ...................... 195 186,659
ONE Gas, Inc., 5.10%, 04/01/29 ......... 86 86,227
Piedmont Natural Gas Co., Inc., 2.50%,
03/15/31 ...................... 176 147,754
420,640
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
3.90% , 08/01/46 .................. 137 108,180
4.13% , 06/15/47 .................. 130 106,153
3.05% , 02/15/51 .................. 125 82,600
2.88% , 06/15/52 .................. 159 100,408
5.20% , 04/15/54 .................. 90 86,215
5.50% , 03/15/55 .................. 410 410,746
Norfolk Southern Corp.
3.40% , 11/01/49 .................. 195 136,345
3.05% , 05/15/50 .................. 131 85,160
3.16% , 05/15/55 .................. 779 493,851
Union Pacific Corp.
3.84% , 03/20/60 .................. 334 245,241
2.97% , 09/16/62 .................. 486 287,419
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ....... 75 72,187
2,214,505
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co.
4.30% , 08/22/32 .................. 128 119,963
5.11% , 02/08/34 .................. 136 133,992
Solventum Corp.
(b)
5.45% , 02/25/27 .................. 445 444,566
6.00% , 05/15/64 .................. 376 356,633
1,055,154
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 1.2%
CVS Health Corp.
2.70% , 08/21/40 .................. USD 269 $ 178,727
4.25% , 04/01/50 .................. 457 347,662
Elevance Health, Inc.
3.60% , 03/15/51 .................. 393 282,671
4.55% , 05/15/52 .................. 102 85,488
5.13% , 02/15/53 .................. 162 149,010
HCA, Inc.
5.25% , 04/15/25 .................. 1,255 1,249,088
5.88% , 02/15/26 .................. 976 977,296
5.38% , 09/01/26 .................. 420 418,952
5.45% , 04/01/31 .................. 4,865 4,861,506
Humana, Inc.
5.88% , 03/01/33 .................. 226 229,896
5.95% , 03/15/34 .................. 84 85,869
UnitedHealth Group, Inc.
4.25% , 06/15/48 .................. 101 83,467
2.90% , 05/15/50 .................. 269 174,460
3.25% , 05/15/51 .................. 383 263,005
4.75% , 05/15/52 .................. 131 115,983
3.88% , 08/15/59 .................. 591 437,318
6.05% , 02/15/63 .................. 152 159,950
10,100,348
Hotels, Restaurants & Leisure — 0.5%
GLP Capital LP
5.75% , 06/01/28 .................. 1,235 1,235,678
4.00% , 01/15/30 .................. 1,108 1,015,148
4.00% , 01/15/31 .................. 134 120,137
3.25% , 01/15/32 .................. 1,831 1,538,666
Grupo Posadas SAB de CV, 7.00%,
12/30/27
(d) (e)
.................... 55 49,487
Las Vegas Sands Corp., 5.90%, 06/01/27 ... 144 144,764
Marriott International, Inc.
Series II , 2.75% , 10/15/33 ............ 121 97,664
5.30% , 05/15/34 .................. 87 85,420
4,286,964
Independent Power and Renewable Electricity Producers — 0.0%
Continuum Energy PTE Ltd., 5.00%,
09/13/27
(b) (j)
.................... 418 418,000
Industrial Conglomerates — 0.1%
Foundry JV Holdco LLC, 6.15%, 01/25/32
(b)
.. 869 885,828
Insurance — 0.1%
Ambac Assurance Corp., 5.10%
(b) (g)
....... 15 21,488
American International Group, Inc., 4.38%,
06/30/50 ...................... 241 199,642
FWD Group Holdings Ltd., 8.40%, 04/05/29
(e)
. 400 408,750
Marsh & McLennan Cos., Inc.
2.90% , 12/15/51 .................. 193 119,944
5.70% , 09/15/53 .................. 191 192,918
5.45% , 03/15/54 .................. 61 59,251
1,001,993
Interactive Media & Services — 0.1%
Meta Platforms, Inc., 4.65%, 08/15/62 ..... 1,397 1,204,114
IT Services — 0.4%
Gartner, Inc., 4.50%, 07/01/28
(b)
......... 3,213 3,096,595
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 2.30%, 03/12/31 .. 133 110,892
Thermo Fisher Scientific, Inc.
5.09% , 08/10/33 .................. 269 268,315
5.20% , 01/31/34 .................. 93 93,564
472,771

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media — 0.3%
Charter Communications Operating LLC
3.70% , 04/01/51 .................. USD 317 $ 192,765
3.90% , 06/01/52 .................. 838 525,499
3.95% , 06/30/62 .................. 140 82,942
Comcast Corp.
1.50% , 02/15/31 .................. 221 177,493
2.89% , 11/01/51 .................. 562 350,629
2.94% , 11/01/56 .................. 159 95,911
2.99% , 11/01/63 .................. 932 546,968
Cox Communications, Inc., 3.15%, 08/15/24
(b)
52 51,802
Paramount Global
5.85% , 09/01/43 .................. 157 123,465
5.25% , 04/01/44 .................. 60 43,697
4.90% , 08/15/44 .................. 46 31,992
4.60% , 01/15/45 .................. 70 46,739
2,269,902
Metals & Mining — 0.4%
Anglo American Capital plc
(b)
5.63% , 04/01/30 .................. 464 467,335
5.50% , 05/02/33 .................. 200 196,750
Glencore Funding LLC
(b)
5.40% , 05/08/28 .................. 168 167,957
5.37% , 04/04/29 .................. 263 261,779
6.38% , 10/06/30 .................. 999 1,041,266
2.85% , 04/27/31 .................. 730 614,725
2.63% , 09/23/31 .................. 123 100,924
Newmont Corp., 2.25%, 10/01/30 ........ 347 296,122
Samarco Mineracao SA, 9.00%, (9.00% Cash
or 9.00% PIK), 06/30/31
(e) (l)
.......... 126 116,618
Vale Overseas Ltd., 6.40%, 06/28/54 ...... 30 29,691
3,293,167
Multi-Utilities — 0.3%
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(d)
..................... 134 133,351
Ameren Illinois Co., 2.90%, 06/15/51 ...... 132 82,330
Consolidated Edison Co. of New York, Inc.,
3.95%, 03/01/43 ................. 116 92,686
Consumers Energy Co.
4.63% , 05/15/33 .................. 1,156 1,106,786
3.75% , 02/15/50 .................. 452 343,989
NiSource, Inc., 5.40%, 06/30/33 ......... 279 276,148
San Diego Gas & Electric Co.
3.32% , 04/15/50 .................. 161 109,512
3.70% , 03/15/52 .................. 115 83,369
2,228,171
Oil, Gas & Consumable Fuels — 5.6%
Antero Resources Corp.
(b)
7.63% , 02/01/29 .................. 409 420,590
5.38% , 03/01/30 .................. 446 431,617
Apache Corp.
5.10% , 09/01/40 .................. 182 155,310
4.75% , 04/15/43 .................. 323 258,402
BP Capital Markets America, Inc.
2.72% , 01/12/32 .................. 373 316,857
2.77% , 11/10/50 .................. 221 135,828
3.38% , 02/08/61 .................. 255 167,402
Cameron LNG LLC
(b)
3.30% , 01/15/35 .................. 170 139,982
3.40% , 01/15/38 .................. 1,131 914,427
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 1,051 1,049,244
2.74% , 12/31/39 .................. 1,000 803,850
Cheniere Energy Partners LP
4.50% , 10/01/29 .................. 344 327,709
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.00% , 03/01/31 .................. USD 1,765 $ 1,605,093
5.95% , 06/30/33 .................. 470 476,554
5.75% , 08/15/34
(b)
................. 315 316,255
Cheniere Energy, Inc., 5.65%, 04/15/34
(b)
... 1,358 1,359,073
Chevron USA, Inc., 2.34%, 08/12/50 ...... 196 113,476
Devon Energy Corp., 5.88%, 06/15/28 ..... 755 757,453
Diamondback Energy, Inc.
3.25% , 12/01/26 .................. 3,777 3,609,276
3.50% , 12/01/29 .................. 4,263 3,931,321
3.13% , 03/24/31 .................. 1,616 1,420,386
4.25% , 03/15/52 .................. 814 630,657
5.75% , 04/18/54 .................. 477 462,424
5.90% , 04/18/64 .................. 1,277 1,232,669
Enbridge, Inc., 3.70%, 07/15/27 ......... 165 158,097
Energean Israel Finance Ltd., 8.50%,
09/30/33
(b) (e)
.................... 6 5,845
Energy Transfer LP
4.95% , 05/15/28 .................. 622 612,573
6.00% , 02/01/29
(b)
................. 84 84,577
4.15% , 09/15/29 .................. 95 89,937
7.38% , 02/01/31
(b)
................. 899 938,097
5.15% , 02/01/43 .................. 242 211,795
5.15% , 03/15/45 .................. 98 86,146
5.35% , 05/15/45 .................. 101 90,191
6.00% , 06/15/48 .................. 155 149,354
5.95% , 05/15/54 .................. 795 774,146
6.05% , 09/01/54 .................. 533 525,593
EnLink Midstream Partners LP
5.05% , 04/01/45 .................. 215 176,716
5.45% , 06/01/47 .................. 302 262,002
EQT Corp.
3.13% , 05/15/26
(b)
................. 1,003 958,469
3.90% , 10/01/27 .................. 578 552,453
5.00% , 01/15/29 .................. 1,538 1,508,903
7.00% , 02/01/30
(d)
................. 1,705 1,809,392
5.75% , 02/01/34 .................. 559 554,096
Exxon Mobil Corp., 3.45%, 04/15/51 ...... 480 346,410
Hess Corp., 7.30%, 08/15/31 ........... 191 212,908
Kinder Morgan, Inc., 5.30%, 12/01/34 ..... 493 477,835
Leviathan Bond Ltd., 6.75%, 06/30/30
(b) (e)
... 1 890
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(b)
..................... 49 43,766
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
29 30,341
NGPL PipeCo LLC
(b)
4.88% , 08/15/27 .................. 241 235,691
3.25% , 07/15/31 .................. 1,665 1,421,533
7.77% , 12/15/37 .................. 83 95,784
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 1,826 1,769,269
Oleoducto Central SA, 4.00%, 07/14/27
(b)
... 36 33,372
Ovintiv, Inc.
5.65% , 05/15/25 .................. 500 499,370
5.38% , 01/01/26 .................. 85 84,564
7.10% , 07/15/53 .................. 374 410,225
Petrorio Luxembourg Holding SARL, 6.13%,
06/09/26
(b)
..................... 55 53,797
Pioneer Natural Resources Co., 2.15%,
01/15/31 ...................... 101 84,797
Sabine Pass Liquefaction LLC
5.63% , 03/01/25 .................. 180 179,631
5.88% , 06/30/26 .................. 1,956 1,963,834
5.00% , 03/15/27 .................. 942 934,055
4.50% , 05/15/30 .................. 808 775,140
5.90% , 09/15/37 .................. 766 783,940
SCC Power plc, 4.00%, (4.00% Cash or 4.00%
PIK), 05/17/32
(b) (l)
................ 48 6,849

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp., 4.20%, 02/01/33 ... USD 584 $ 525,119
Targa Resources Partners LP
4.88% , 02/01/31 .................. 1,220 1,164,189
4.00% , 01/15/32 .................. 847 763,094
Tennessee Gas Pipeline Co. LLC, 7.00%,
10/15/28 ...................... 119 125,977
Transcontinental Gas Pipe Line Co. LLC
7.85% , 02/01/26 .................. 674 693,413
4.00% , 03/15/28 .................. 177 169,659
4.60% , 03/15/48 .................. 620 527,870
3.95% , 05/15/50 .................. 368 278,731
Viper Energy, Inc.
(b)
5.38% , 11/01/27 .................. 2,306 2,262,597
7.38% , 11/01/31 .................. 1,095 1,134,078
48,672,965
Passenger Airlines — 0.0%
(b)
Air Canada Pass-Through Trust, Series 2017-1,
Class B, 3.70%, 01/15/26 ........... —
(c)
441
Avianca Midco 2 plc, 9.00%, 12/01/28 ..... 38 37,007
Gol Finance SA, (1-mo. CME Term SOFR +
10.50%), 15.84%, 01/29/25
(a)
......... 38 41,103
78,551
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.
5.10% , 02/22/31 .................. 112 112,429
2.55% , 11/13/50 .................. 320 187,231
Pfizer Investment Enterprises Pte. Ltd., 5.30%,
05/19/53 ...................... 292 281,639
Pfizer, Inc.
4.13% , 12/15/46 .................. 202 167,172
4.20% , 09/15/48 .................. 172 143,169
4.00% , 03/15/49 .................. 120 96,718
Takeda Pharmaceutical Co. Ltd., 2.05%,
03/31/30 ...................... 512 432,086
Wyeth LLC, 6.00%, 02/15/36 ........... 121 128,734
1,549,178
Real Estate Management & Development — 0.0%
Fantasia Holdings Group Co. Ltd., 11.75%,
04/17/25
(e) (h) (i)
................... 200 2,000
Retail REITs — 0.1%
NNN REIT, Inc.
3.50% , 04/15/51 .................. 245 169,865
3.00% , 04/15/52 .................. 500 311,294
481,159
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc.
(b)
2.60% , 02/15/33 .................. 223 180,721
3.42% , 04/15/33 .................. 251 216,399
3.14% , 11/15/35 .................. 1,162 930,515
Intel Corp.
3.25% , 11/15/49 .................. 215 144,201
5.05% , 08/05/62 .................. 170 150,067
KLA Corp., 3.30%, 03/01/50 ........... 563 396,373
NXP BV, 2.50%, 05/11/31 ............. 291 243,389
Texas Instruments, Inc., 2.70%, 09/15/51 ... 295 184,335
2,446,000
Software — 0.4%
Oracle Corp.
2.95% , 04/01/30 .................. 462 410,878
2.88% , 03/25/31 .................. 203 175,285
4.50% , 07/08/44 .................. 120 99,964
4.13% , 05/15/45 .................. 929 727,397
4.00% , 07/15/46 .................. 761 580,347
Security
Par (000)
Par (000) Value
Software (continued)
4.00% , 11/15/47 .................. USD 133 $ 100,692
3.60% , 04/01/50 .................. 438 306,545
3.95% , 03/25/51 .................. 487 360,076
6.90% , 11/09/52 .................. 150 167,896
3.85% , 04/01/60 .................. 244 167,681
3,096,761
Specialized REITs — 0.7%
American Tower Corp.
5.50% , 03/15/28 .................. 122 122,720
5.25% , 07/15/28 .................. 250 249,471
3.80% , 08/15/29 .................. 435 404,327
2.90% , 01/15/30 .................. 430 379,070
2.10% , 06/15/30 .................. 445 372,849
1.88% , 10/15/30 .................. 678 551,988
2.70% , 04/15/31 .................. 186 157,306
2.30% , 09/15/31 .................. 172 140,328
Crown Castle, Inc.
3.10% , 11/15/29 .................. 350 312,458
2.25% , 01/15/31 .................. 1,189 977,849
Equinix, Inc.
3.20% , 11/18/29 .................. 394 355,000
2.15% , 07/15/30 .................. 134 112,349
2.50% , 05/15/31 .................. 920 770,707
3.90% , 04/15/32 .................. 1,384 1,258,450
6,164,872
Specialty Retail — 0.1%
Home Depot, Inc. (The), 2.38%, 03/15/51 ... 147 84,415
Lowe's Cos., Inc.
4.50% , 04/15/30 .................. 106 102,866
2.63% , 04/01/31 .................. 219 186,832
2.80% , 09/15/41 .................. 310 212,755
5.13% , 04/15/50 .................. 108 97,548
3.00% , 10/15/50 .................. 373 233,239
3.50% , 04/01/51 .................. 246 168,596
1,086,251
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, 4.90%, 10/01/26 .... 1,014 1,004,078
Hewlett Packard Enterprise Co., 5.25%,
07/01/28 ...................... 180 181,060
1,185,138
Tobacco — 0.6%
Altria Group, Inc.
6.88% , 11/01/33 .................. 492 531,646
4.25% , 08/09/42 .................. 211 167,887
4.50% , 05/02/43 .................. 365 298,784
3.70% , 02/04/51 .................. 411 277,790
6.20% , 02/14/59 .................. 280 277,719
BAT Capital Corp.
5.83% , 02/20/31 .................. 770 780,855
4.54% , 08/15/47 .................. 127 97,788
5.28% , 04/02/50 .................. 729 614,637
5.65% , 03/16/52 .................. 636 567,827
7.08% , 08/02/53 .................. 803 853,876
Philip Morris International, Inc.
3.13% , 08/17/27 .................. 222 209,788
4.88% , 02/13/29 .................. 209 206,671
3.38% , 08/15/29 .................. 170 157,067
Reynolds American, Inc., 5.85%, 08/15/45 ... 381 351,408
5,393,743
Trading Companies & Distributors — 0.0%
GATX Corp., 6.05%, 06/05/54 .......... 136 136,187

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.6%
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $560,000), 6.50%, 03/20/45
(m)
...... USD 560 $ 560,000
Kenbourne Invest SA, 6.88%, 11/26/24
(b) (h) (i)
.. 43 18,275
Millicom International Cellular SA, 6.63%,
10/15/26
(b)
..................... 180 178,420
Rogers Communications, Inc., 5.30%, 02/15/34 484 474,927
Sprint LLC
7.63% , 02/15/25 .................. 994 1,000,232
7.63% , 03/01/26 .................. 161 165,440
T-Mobile USA, Inc.
3.88% , 04/15/30 .................. 2,238 2,092,142
2.70% , 03/15/32 .................. 206 172,345
5.05% , 07/15/33 .................. 781 764,058
VF Ukraine PAT, 6.20%, 02/11/25
(b)
....... 44 38,940
5,464,779
Total Corporate Bonds — 24 .6%
(Cost: $ 214,724,157 ) .............................. 213,693,812
Fixed Rate Loan Interests
Metals & Mining — 0.0%
Vedanta Holdings Mauritius II Ltd., Term Loan ,
18.00%
,
12/01/30
(j)
................. 195 194,872
Total Fixed Rate Loan Interests — 0 .0%
(Cost: $ 195,360 ) ................................. 194,872
Floating Rate Loan Interests
Financial Services — 0.0%
EURO Parfums Fze, Term Loan A , (6-mo.
LIBOR USD at 0.00% Floor + 0.00%),
12.21%
,
01/01/30
(a) (j)
............... 28 28,000
Media — 0.0%
Gray Television, Inc., Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.46%
,
12/01/28
(a)
................. —
(c)
166
Oil, Gas & Consumable Fuels — 0.0%
Ecopetrol SA, Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 0.00%),
10.00%
,
09/06/30
(a) (j)
............... 150 153,705
Total Floating Rate Loan Interests — 0 .0%
(Cost: $ 176,403 ) ................................. 181,871
Foreign Agency Obligations
Argentina — 0.0%
YPF SA , 9.50%
,
01/17/31
(b)
............. 111 112,776
Brazil — 0.0%
Letras do Tesouro Nacional , 0.00%
,
10/01/24 . BRL 1 182,930
Latvia — 0.0%
Air Baltic Corp. A/S , 14.50%
,
08/14/29
(b)
.... EUR 100 115,605
Mexico — 0.1%
Petroleos Mexicanos
Series 13-2 , 7.19% , 09/12/24 .......... MXN 11 59,756
6.88% , 08/04/26 .................. USD 129 126,097
6.50% , 03/13/27 .................. 376 358,102
543,955
Morocco — 0.0%
OCP SA , 6.75%
,
05/02/34
(b)
............. 200 205,250
Security
Par (000)
Par (000) Value
Supranational — 0.6%
European Union
(e)
2.50% , 10/04/52 .................. EUR 505 $ 444,546
Series NGEU , 3.00% , 03/04/53 ........ 4,526 4,405,427
4,849,973
Total Foreign Agency Obligations — 0 .7%
(Cost: $ 5,981,551 ) ............................... 6,010,489
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The)
1.00% , 07/09/29 .................. USD 48 27,435
3.62% , 07/09/35
(d)
................. 92 38,430
4.25% , 01/09/38
(d)
................. 56 25,704
3.50% , 07/09/41
(d)
................. 90 35,280
126,849
Belgium — 0.4%
Kingdom of Belgium , 3.30%
,
06/22/54
(b) (e)
... EUR 3,610 3,638,156
Brazil — 1.1%
Federative Republic of Brazil
10.00% , 01/01/29 ................. BRL 6 1,028,832
6.13% , 03/15/34 .................. USD 2,140 2,056,540
10.00% , 01/01/35 ................. BRL 34 5,325,742
Notas do Tesouro Nacional , 10.00%
,
01/01/33 4 695,408
9,106,522
Colombia — 0.1%
Republic of Colombia
5.75% , 11/03/27 .................. COP 608,500 129,719
6.00% , 04/28/28 .................. 874,400 184,172
8.00% , 04/20/33 .................. USD 200 207,300
8.00% , 11/14/35 .................. 200 205,400
726,591
Czech Republic — 0.0%
Czech Republic
2.75% , 07/23/29 .................. CZK 4,910 197,109
5.00% , 09/30/30 .................. 2,070 92,728
289,837
Dominican Republic — 0.0%
Dominican Republic Government Bond , 4.88%
,
09/23/32
(b)
...................... USD 100 89,687
Egypt — 0.0%
Arab Republic of Egypt
(e)
4.75% , 04/16/26 .................. EUR 100 100,904
7.63% , 05/29/32 .................. USD 200 163,187
264,091
France — 0.2%
French Republic , 3.00%
,
05/25/54
(b) (e)
...... EUR 1,850 1,724,527
Hungary — 0.0%
Hungary Government Bond
(e)
4.00% , 07/25/29 .................. 250 264,980
5.38% , 09/12/33 .................. 14 15,519
280,499
Indonesia — 0.1%
Republic of Indonesia
4.10% , 04/24/28 .................. USD 200 192,054
3.05% , 03/12/51 .................. 641 434,478
626,532

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Israel — 0.0%
State of Israel Government Bond , 5.75%
,
03/12/54 ....................... USD 435 $ 393,131
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
(e)
5.25% , 03/22/30 .................. EUR 100 97,456
4.88% , 01/30/32 .................. 100 89,826
187,282
Japan — 0.3%
Japan Government Bond , 1.80%
,
03/20/54 .. JPY 372,700 2,134,228
Mexico — 1.2%
United Mexican States
7.00% , 09/03/26 .................. MXN 43 219,043
8.50% , 03/01/29 .................. 180 925,839
8.50% , 05/31/29 .................. 384 1,976,410
2.66% , 05/24/31 .................. USD 1,158 952,455
3.50% , 02/12/34 .................. 784 637,784
7.75% , 11/23/34 .................. MXN 548 2,577,053
6.35% , 02/09/35 .................. USD 1,720 1,729,460
4.50% , 01/31/50 .................. 1,251 940,986
9,959,030
Oman — 0.0%
Oman Government Bond , 6.50%
,
03/08/47
(e)
. 200 199,500
Panama — 0.1%
Republic of Panama
3.88% , 03/17/28 .................. 347 320,454
6.40% , 02/14/35 .................. 200 189,600
4.50% , 04/01/56 .................. 718 465,264
975,318
Peru — 0.1%
Republic of Peru
5.94% , 02/12/29
(e)
................. PEN 562 146,627
1.86% , 12/01/32 .................. USD 29 21,968
7.60% , 08/12/39
(b)
................. PEN 451 118,519
3.55% , 03/10/51 .................. USD 576 407,880
694,994
Philippines — 0.1%
Republic of Philippines
3.00% , 02/01/28 .................. 516 480,203
3.20% , 07/06/46 .................. 629 450,128
930,331
Poland — 0.0%
Republic of Poland
4.75% , 07/25/29 .................. PLN 818 195,323
2.75% , 10/25/29 .................. 851 185,340
380,663
Romania — 0.0%
Romania Government Bond , 5.25%
,
11/25/27
(b)
USD 200 196,400
Russia — 0.0%
Russian Federation , 6.10%
,
07/18/35
(h) (i)
.... RUB 13,759 32,091
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia , 5.00%
,
01/18/53
(b)
. USD 200 176,000
South Africa — 0.1%
Republic of South Africa
7.00% , 02/28/31 .................. ZAR 3,831 176,477
8.75% , 01/31/44 .................. 2,771 114,066
8.75% , 02/28/48 .................. 2,772 113,438
403,981
Security
Par (000)
Par (000) Value
Turkey — 0.0%
Republic of Turkiye (The)
31.08% , 11/08/28 ................. TRY 982 $ 31,095
26.20% , 10/05/33 ................. 3,719 112,315
143,410
Ukraine — 0.0%
Ukraine Government Bond
(e)(h)(i)
7.75% , 09/01/29 .................. USD 100 30,250
7.75% , 08/01/41
(a)
................. 136 66,368
96,618
United Kingdom — 0.2%
U.K. Treasury Bonds , 4.38%
,
07/31/54
(e)
.... GBP 1,091 1,314,728
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 .................. USD 179 176,881
5.10% , 06/18/50 .................. 234 220,635
397,516
Total Foreign Government Obligations — 4 .1%
(Cost: $ 38,478,004 ) ............................... 35,488,512
Shares
Shares
Investment Companies
BlackRock Allocation Target Shares - BATS
Series A
(n)
....................... 14,408,518 135,584,152
Total Investment Companies — 15 .6%
(Cost: $ 144,284,000 ) .............................. 135,584,152
Par (000)
Par (000)
Municipal Bonds
California — 0 .2%
Bay Area Toll Authority , Series 2010S-1 , RB ,
7.04% , 04/01/50 .................. 290 342,004
Los Angeles Community College District , Series
2010E , GO , 6.60% , 08/01/42 .......... 110 122,144
State of California
Series 2018 , GO , 4.60% , 04/01/38 ...... 1,215 1,139,252
Series 2009 , GO , 7.55% , 04/01/39 ...... 65 77,020
University of California , Series 2012AD , RB ,
4.86% , 05/15/2112 ................. 75 65,461
1,745,881
Florida — 0 .1%
Florida Development Finance Corp. , Series
2024 , RB, AMT , VRDN , 12.00% , 07/15/28
(b) (o)
490 520,301
Georgia — 0 .0%
Municipal Electric Authority of Georgia , Series
2010-A , RB , 6.64% , 04/01/57 ......... 52 56,540
Illinois — 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 .................. 729 716,031
Louisiana — 0 .1%
Louisiana Local Government Environmental
Facilities & Community Development
Authority , Series 2022A , RB ,
4.15% , 02/01/33 .................. 620 593,756

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey — 0 .1%
New Jersey Turnpike Authority , Series 2009F ,
RB , 7.41% , 01/01/40 ............... USD 237 $ 277,536
New York — 0 .0%
Metropolitan Transportation Authority , Series
2010A , RB , 6.67% , 11/15/39 .......... 195 210,346
New York City Municipal Water Finance
Authority
Series 2010EE , RB , 6.01% , 06/15/42 .... 105 109,195
Series 2011CC , RB , 5.88% , 06/15/44 .... 155 158,561
New York State Dormitory Authority , Series
2010H , RB , 5.39% , 03/15/40 .......... 60 59,276
Port Authority of New York & New Jersey
Series 2010-165 , RB , 5.65% , 11/01/40 ... 120 125,003
Series 2014-181 , RB , 4.96% , 08/01/46 ... 195 187,302
849,683
Ohio — 0 .0%
American Municipal Power, Inc. , Series 2010A ,
RB , 8.08% , 02/15/50 ............... 135 175,945
Texas — 0 .1%
City of San Antonio Electric & Gas Systems ,
Series 2010A , RB , 5.81% , 02/01/41 ..... 215 219,806
Port of Beaumont Navigation District , Series
2024B , RB , 10.00% , 07/01/26
(b)
........ 450 451,203
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 .................. 215 221,668
892,677
Total Municipal Bonds — 0 .7%
(Cost: $ 6,413,450 ) ............................... 5,828,350
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 0.35% Floor and 5.42%
Cap + 0.46%), 5.42%, 06/25/35
(a)
..... 90 75,209
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 6.15%, 02/25/36
(a)
......... 13 11,403
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 48 22,582
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 8 3,441
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor +
1.73%), 6.88%, 11/25/46
(a)
......... 46 35,986
Series 2006-OA16, Class A4C, (1-mo. CME
Term SOFR at 0.68% Floor + 0.79%),
6.14%, 10/25/46
(a)
............... 116 83,772
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.84%, 07/25/46
(a)
............... 6 5,324
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
5.92%, 11/25/36
(a)
............... 55 46,596
Series 2006-OC7, Class 2A3, (1-mo. CME
Term SOFR at 0.50% Floor + 0.61%),
5.96%, 07/25/46
(a)
............... 55 46,366
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ..................... 9 4,146
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.74%, 04/25/47
(a)
............... USD 12 $ 10,606
American Home Mortgage Assets Trust
(a)
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.94% Floor +
0.94%), 6.09%, 10/25/46 .......... 41 27,171
Series 2006-4, Class 1A12, (1-mo. CME
Term SOFR at 0.32% Floor + 0.32%),
5.67%, 10/25/46 ................ 47 25,835
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.70% Floor + 0.70%), 5.85%,
02/25/47 ..................... 49 17,912
Angel Oak Mortgage Trust, Series 2023-7,
Class A1, 4.80%, 11/25/67
(b) (d)
......... 256 248,230
APS Resecuritization Trust, Series 2016-1,
Class 1MZ, 3.00%, 07/31/57
(a) (b)
........ 280 106,286
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%, 11/26/36 119 37,181
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 ..................... 47 46,660
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo. CME
Term SOFR at 0.28% Floor and 11.00%
Cap + 0.39%), 5.74%, 08/25/36 ...... 11 10,834
Series 2007-AR2, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor and 10.50%
Cap + 0.45%), 5.80%, 03/25/37 ...... 64 58,502
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 5.60%, 03/25/37 ...... 8 7,222
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 5.86%, 09/25/47 ...... 28 24,672
Series 2007-AR4, Class 2A1, (1-mo. CME
Term SOFR at 0.21% Floor and 10.50%
Cap + 0.32%), 5.67%, 06/25/37 ...... 9 8,540
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ........ 653 268,726
CHL Mortgage Pass-Through Trust
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 6.11%, 04/25/46
(a)
......... 128 38,095
Series 2006-OA5, Class 3A1, (1-mo. CME
Term SOFR at 0.40% Floor + 0.51%),
5.86%, 04/25/46
(a)
............... 13 11,781
Series 2007-15, Class 2A2, 6.50%, 09/25/37 171 62,864
Series 2007-9, Class A1, 5.75%, 07/25/37 . 57 28,076
Series 2007-9, Class A11, 5.75%, 07/25/37 31 15,341
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37 34 29,314
Series 2008-2, Class 1A1, 6.50%, 06/25/38 50 39,010
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
...................... 281 108,339
Cross Mortgage Trust, Series 2023-H2, Class
A1A, 7.13%, 11/25/68
(b) (d)
............ 136 137,849
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(1-mo. CME Term SOFR at 1.35% Floor and
6.25% Cap + 1.46%), 6.25%, 11/25/35
(a)
.. 41 8,912

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CSMC Trust
(a)(b)
Series 2022-NQM3, Class A1B, 4.26%,
03/25/67 ..................... USD 168 $ 156,903
Series 2022-NQM6, Class PT, 9.26%,
12/25/67 ..................... 288 285,810
Deutsche Alt-A Securities Mortgage Loan
Trust, Series 2007-OA4, Class A2A, (1-mo.
CME Term SOFR at 0.34% Floor + 0.45%),
5.80%, 08/25/47
(a)
................. 86 76,510
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB3, Class A8, (1-mo. LIBOR
USD at 0.00% Floor + 0.00%), 6.36%,
07/25/36
(a)
...................... 7 5,467
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
7.15%, 03/25/36
(a)
................. 12 10,495
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
5.81%, 01/25/35 ................ 29 24,307
Series 2005-RP2, Class 1AF, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
5.81%, 03/25/35 ................ 32 29,082
Series 2006-RP1, Class 1AF1, (1-mo. CME
Term SOFR at 0.35% Floor and 9.15%
Cap + 0.46%), 5.81%, 01/25/36 ...... 26 20,736
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... 1 2,149
HarborView Mortgage Loan Trust, Series
2007-4, Class 2A2, (1-mo. CME Term SOFR
at 0.25% Floor and 10.00% Cap + 0.61%),
5.70%, 07/19/47
(a)
................. 77 69,258
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b) (d)
... 94 93,029
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR19, Class 3A1, 3.78%,
09/25/37 ..................... 64 40,750
Series 2007-FLX5, Class 2A2, (1-mo. CME
Term SOFR at 0.48% Floor + 0.59%),
5.94%, 08/25/37 ................ 71 61,438
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 4.78%, 08/25/37
(a) (b)
......... 14 5,100
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.88%, 04/25/37
(a)
................. 83 65,409
Miltonia Mortgage Finance SRL, Series 1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.30%), 5.09%, 04/28/62
(a) (e)
.......... EUR 100 104,768
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. LIBOR USD
at 0.34% Floor and 9.00% Cap + 0.34%),
5.78%, 04/16/36
(a) (b)
................ USD 167 160,466
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a) (b)
.. 30 28,726
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.84% Floor + 0.95%),
6.30%, 06/25/37
(a)
................. 9 7,500
PRPM LLC
(b)
Series 2022-1, Class A1, 3.72%, 02/25/27
(d)
698 686,324
Series 2023-1, Class A1, 6.88%, 02/25/28
(a)
321 321,811
RALI Trust, Series 2007-QH9, Class A1, 6.43%,
11/25/37
(a)
...................... 20 16,089
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (1-mo. CME Term SOFR
at 0.40% Floor and 9.50% Cap + 0.51%),
5.86%, 09/25/35
(a) (b)
................ USD 2 $ 1,889
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 4.13%,
04/25/36
(a)
...................... 35 17,928
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 5.84%, 06/25/36 ...... 52 43,580
Series 2006-AR5, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor and 10.50%
Cap + 0.53%), 5.88%, 05/25/46 ...... 31 20,701
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 34 30,481
Series 2006-4, Class 3A1, 7.00%, 05/25/36
(d)
22 17,840
4,117,329
Commercial Mortgage-Backed Securities — 0.6%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.78%, 06/05/37
(a) (b)
.......... 200 165,300
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (1-mo. CME
Term SOFR at 1.79% Floor + 1.84%),
7.16%, 09/15/34 ................ 100 91,019
Series 2017-280P, Class E, (1-mo. CME
Term SOFR at 2.37% Floor + 2.42%),
7.75%, 09/15/34 ................ 137 124,645
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 7.60%, 04/15/35
(a) (b)
..... 19 18,512
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2015-200P, Class F, 3.72%, 04/14/33 200 187,928
Series 2017-SCH, Class CL, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%),
6.88%, 11/15/32 ................ 100 99,308
Series 2017-SCH, Class DL, (1-mo. CME
Term SOFR at 2.00% Floor + 2.05%),
7.38%, 11/15/32 ................ 100 99,324
Bayview Commercial Asset Trust
(a)(b)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.30% Floor + 0.56%), 5.91%,
01/25/36 ..................... 22 20,420
Series 2005-4A, Class M1, (1-mo. CME
Term SOFR at 0.45% Floor + 0.79%),
6.13%, 01/25/36 ................ 16 14,839
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.54% Floor + 0.65%), 6.00%,
04/25/36 ..................... 5 4,932
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.25% Floor + 0.49%), 5.83%,
10/25/36 ..................... 7 6,716
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.30% Floor + 0.56%), 5.91%,
10/25/36 ..................... 6 5,606
Series 2007-2A, Class A1, (1-mo. CME Term
SOFR at 0.27% Floor + 0.52%), 5.86%,
07/25/37 ..................... 15 13,757
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 6.13%,
09/25/37 ..................... 66 62,043

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (1-mo. CME Term SOFR at 0.87%
Floor + 0.92%), 6.25%, 03/15/37
(a) (b)
..... USD 35 $ 33,076
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 50 47,107
BHMS, Series 2018-ATLS, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.55%),
6.88%, 07/15/35
(a) (b)
................ 140 139,798
BWAY Mortgage Trust, Series 2013-1515,
Class C, 3.45%, 03/10/33
(b)
........... 105 94,369
BX Commercial Mortgage Trust
(a)(b)
Series 2020-VKNG, Class A, (1-mo. CME
Term SOFR at 0.93% Floor + 1.04%),
6.37%, 10/15/37 ................ 58 58,138
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 7.09%,
12/09/40 ..................... 126 126,078
Series 2023-XL3, Class D, (1-mo. CME Term
SOFR at 3.59% Floor + 3.59%), 8.92%,
12/09/40 ..................... 173 173,270
BXP Trust
(a)(b)
Series 2017-CC, Class D, (1-mo. LIBOR
USD + 0.00%), 3.67%, 08/13/37 ..... 60 50,086
Series 2017-CC, Class E, (1-mo. LIBOR
USD + 0.00%), 3.67%, 08/13/37 ..... 110 86,966
Series 2017-GM, Class D, 3.54%, 06/13/39 200 178,179
Series 2017-GM, Class E, 3.54%, 06/13/39 50 43,829
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (1-mo. CME Term
SOFR at 1.75% Floor + 2.05%), 7.38%,
12/15/37
(a) (b)
..................... 100 100,030
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 6.32%,
05/22/34
(a) (b)
..................... EUR 364 389,575
CD Mortgage Trust, Series 2017-CD3, Class
A4, 3.63%, 02/10/50 ............... USD 30 27,827
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 ..... 10 9,717
CFK Trust, Series 2019-FAX, Class D, 4.79%,
01/15/39
(a) (b)
..................... 126 111,744
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class C, 5.08%, 04/10/49
(a)
.. 20 17,979
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.28%, 10/10/36
(a) (b)
..... 100 79,455
CSMC Trust
(b)
Series 2017-PFHP, Class A, (1-mo. CME
Term SOFR at 0.95% Floor + 1.00%),
6.33%, 12/15/30
(a)
............... 60 57,798
Series 2017-TIME, Class A, 3.65%, 11/13/39 100 81,313
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.47%, 09/09/24
(a)
............... 224 225,208
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, (1-mo. LIBOR
USD + 0.00%), 3.65%, 10/10/34 ..... 210 176,394
Series 2017-BRBK, Class F, 3.65%,
10/10/34 ..................... 80 64,038
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
...... 100 98,220
GS Mortgage Securities Corp. Trust, Series
2017-GPTX, Class A, 2.86%, 05/10/34
(b)
.. 88 67,441
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 110 93,654
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2022-NXSS, Class
A, (1-mo. CME Term SOFR at 2.18% Floor +
2.18%), 7.51%, 09/15/39
(a) (b)
.......... USD 300 $ 300,281
KSL Commercial Mortgage Trust, Series 2023-
HT, Class D, (1-mo. CME Term SOFR at
4.29% Floor + 4.29%), 9.62%, 12/15/36
(a) (b)
100 100,000
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 4.08%, 05/10/39
(a) (b)
....... 190 129,921
PFP Ltd., Series 2022-9, Class A, (1-mo.
CME Term SOFR at 2.27% Floor + 2.27%),
7.60%, 08/19/35
(a) (b)
................ 270 269,662
UK Logistics DAC, Series 2024-1X, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 1.65%), 6.88%, 05/17/34
(a) (e)
..... GBP 100 126,537
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2017-2, Class M3, (3-mo. LIBOR
USD + 0.00%), 4.24%, 11/25/47 ...... USD 52 45,550
Series 2017-2, Class M4, 5.00%, 11/25/47 . 26 22,571
Series 2024-1, Class A, 6.55%, 01/25/54 .. 196 196,621
4,736,781
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BAMLL Commercial Mortgage Securities
Trust, Series 2016-SS1, Class XA, 0.70%,
12/15/35
(b)
...................... 15,000 83,440
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class
XB, 0.73%, 02/15/50 ............... 1,000 13,864
BBCMS Trust, Series 2015-SRCH, Class XA,
1.04%, 08/10/35
(b)
................. 914 18,997
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.73%, 11/05/36
(b)
................. 3,475 2,272
Benchmark Mortgage Trust
Series 2018-B8, Class XA, 0.78%, 01/15/52 4,466 95,307
Series 2019-B9, Class XA, (1-mo. LIBOR
USD at 0.00% Floor + 0.00%), 1.18%,
03/15/52 ..................... 991 35,846
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.85%, 05/10/58 .... 170 1,898
Commercial Mortgage Trust
Series 2015-3BP, Class XA, 0.17%,
02/10/35
(b)
.................... 1,916 634
Series 2015-CR25, Class XA, 0.94%,
08/10/48 ..................... 166 996
CSAIL Commercial Mortgage Trust, Series
2017-CX10, Class XB, 0.26%, 11/15/50 ... 1,430 12,048
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
................. 900 12,024
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.83%,
09/15/47 ..................... 525 28
Series 2014-C23, Class XA, 0.65%,
09/15/47 ..................... 496 103
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 26,097
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
Series 2014-C19, Class XF, 1.28%, 12/15/47 130 1,517
Series 2015-C26, Class XD, 1.45%,
10/15/48 ..................... 120 1,735
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.75%,
03/15/49
(b)
.................... 1,000 22,866

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2017-H1, Class XD, 2.30%,
06/15/50
(b)
.................... USD 110 $ 5,861
Series 2019-L2, Class XA, 1.17%, 03/15/52 372 13,660
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32
(j)
..................... 1,562 —
Series 2017-1MKT, Class XNCP, 0.22%,
02/10/32 ..................... 312 813
Wells Fargo Commercial Mortgage Trust, Series
2016-BNK1, Class XD, 1.38%, 08/15/49
(b)
. 1,000 21,510
371,516
Total Non-Agency Mortgage-Backed Securities — 1 .1%
(Cost: $ 10,215,262 ) ............................... 9,225,626
Beneficial Interest
(000)
Other Interests
(p)
Capital Markets — 0.0%
(h)(i)(j)
Lehman Brothers Holdings, Inc. .......... 1,025 —
Lehman Brothers Holdings, Inc., Capital Trust
VII ............................ 185 —
Total Other Interests — 0.0%
(Cost: $ 12 ) .................................... —
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2018-1 ,
Class BX , 3.81% , 05/25/57
(a)
.......... 19 7,432
Interest Only Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp. , Series
5081 , Class AI , 3.50% , 03/25/51 ....... 291 54,038
Federal National Mortgage Association , Series
437 , Class C11 , 3.00% , 07/25/52 ....... 1,316 233,872
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 . 1,277 200,298
Series 2021-78 , Class IP , 3.00% , 05/20/51 . 1,579 247,419
Series 2021-83 , Class PI , 3.00% , 05/20/51 1,347 211,269
Series 2021-97 , Class LI , 3.00% , 08/20/50 . 1,554 244,267
Series 2022-78 , Class D , 3.00% , 08/20/51 . 1,056 169,038
Series 2022-85 , Class IK , 3.00% , 05/20/51 1,002 157,235
1,517,436
Mortgage-Backed Securities — 32.6%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ........... 183 172,086
3.00% , 09/01/27 - 12/01/46 ........... 718 642,202
3.50% , 02/01/31 - 01/01/48 ........... 1,378 1,276,673
4.00% , 08/01/40 - 12/01/45 ........... 113 107,172
4.50% , 02/01/39 - 04/01/49 ........... 2,017 1,944,658
5.00% , 10/01/41 - 11/01/48 ........... 86 85,215
5.50% , 02/01/35 - 06/01/41 ........... 76 75,901
Federal National Mortgage Association
4.00% , 01/01/41 .................. 7 6,427
6.00% , 07/01/39 .................. 61 61,644
Government National Mortgage Association
2.00% , 08/20/50 - 02/20/51 ........... 4,443 3,597,935
2.00% , 07/15/54
(q)
................. 6,720 5,437,182
2.50% , 04/20/51 - 01/20/53 ........... 6,869 5,775,336
2.50% , 07/15/54
(q)
................. 4,413 3,709,425
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00% , 02/15/45 - 01/20/52 ........... USD 4,644 $ 4,051,972
3.00% , 07/15/54
(q)
................. 3,572 3,111,430
3.50% , 01/15/42 - 11/20/46 ........... 3,116 2,841,165
3.50% , 07/15/54
(q)
................. 3,172 2,848,221
4.00% , 04/20/39 - 12/20/52 ........... 2,415 2,243,877
4.00% , 07/15/54
(q)
................. 1,797 1,660,008
4.50% , 12/20/39 - 07/20/49 ........... 609 587,773
4.50% , 07/15/54
(q)
................. 69 65,593
5.00% , 12/15/38 - 07/20/44 ........... 53 53,100
5.00% , 07/15/54
(q)
................. 3,831 3,730,076
5.50% , 07/15/54
(q)
................. 5,993 5,945,652
6.00% , 07/15/54
(q)
................. 2,942 2,954,218
6.50% , 07/15/54
(q)
................. 2,146 2,176,578
Uniform Mortgage-Backed Securities
1.50% , 12/01/35 - 03/01/51 ........... 11,434 9,220,150
1.50% , 07/25/39 - 07/25/54
(q)
.......... 1,110 855,718
2.00% , 10/01/31 - 03/01/52 ........... 55,928 44,975,629
2.00% , 07/25/39 - 07/25/54
(q)
.......... 2,005 1,737,127
2.50% , 09/01/27 - 04/01/52
(r)
.......... 36,776 30,775,349
2.50% , 07/25/39 - 07/25/54
(q)
.......... 2,018 1,763,025
3.00% , 04/01/28 - 08/01/52 ........... 16,032 14,029,699
3.00% , 07/25/39 - 07/25/54
(q)
.......... 5,749 4,922,098
3.50% , 03/01/29 - 01/01/51 ........... 9,840 8,867,882
3.50% , 07/25/39 - 07/25/54
(q)
.......... 25,616 22,677,147
4.00% , 08/01/31 - 06/01/52 ........... 14,145 13,186,676
4.00% , 07/25/39
(q)
................. 337 323,998
4.50% , 02/01/25 - 08/01/52 ........... 6,404 6,164,230
4.50% , 07/25/39 - 07/25/54
(q)
.......... 8,863 8,383,300
5.00% , 02/01/35 - 04/01/53 ........... 5,125 4,988,110
5.00% , 07/25/54
(q)
................. 20,121 19,445,120
5.50% , 02/01/35 - 08/01/53 ........... 4,838 4,788,168
5.50% , 07/25/54
(q)
................. 10,538 10,392,691
6.00% , 04/01/35 - 01/01/54 ........... 7,091 7,140,272
6.00% , 07/25/54
(q)
................. 96 95,765
6.50% , 05/01/40 - 02/01/54 ........... 4,412 4,524,290
6.50% , 07/25/54
(q)
................. 310 315,498
7.00% , 01/01/54 .................. 220 227,389
7.00% , 07/25/54
(q)
................. 7,081 7,282,745
7.50% , 12/01/53 - 01/01/54 ........... 385 401,340
282,644,935
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2017-3 ,
Class B , 0.00% , 07/25/56
(b) (k)
.......... 111 14,950
Total U.S. Government Sponsored Agency Securities — 32 .8%
(Cost: $ 301,233,595 ) .............................. 284,184,753
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 - 11/15/40 ........... 803 778,550
4.50% , 08/15/39 - 02/15/44 ........... 5,174 5,159,958
4.38% , 11/15/39 - 05/15/41 ........... 3,090 3,041,783
4.63% , 02/15/40 .................. 402 408,407
1.13% , 05/15/40 - 08/15/40 ........... 3,606 2,207,337
3.88% , 08/15/40 - 02/15/43 ........... 3,967 3,595,143
1.38% , 11/15/40 .................. 1,803 1,137,651
1.88% , 02/15/41 - 11/15/51 ........... 4,489 2,750,426
4.75% , 02/15/41 - 11/15/53
(s)
.......... 4,770 4,926,058
2.00% , 11/15/41 .................. 1,270 872,480
2.38% , 02/15/42 - 05/15/51 ........... 2,674 1,855,425
3.00% , 05/15/42 - 08/15/52 ........... 12,267 9,347,800
4.00% , 11/15/42 - 11/15/52 ........... 3,463 3,172,597
3.13% , 02/15/43 - 08/15/44 ........... 2,303 1,845,997
2.88% , 05/15/43 - 05/15/49 ........... 2,392 1,841,581

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.63% , 08/15/43 - 05/15/53 ........... USD 8,781 $ 7,512,751
3.75% , 11/15/43 .................. 2,303 2,035,456
2.50% , 02/15/45 .................. 4,580 3,267,007
2.75% , 11/15/47 .................. 4,580 3,329,803
2.25% , 08/15/49 - 02/15/52 ........... 4,084 2,638,116
1.63% , 11/15/50 .................. 1,488 814,570
4.13% , 08/15/53 .................. 730 679,784
U.S. Treasury Notes
1.50% , 02/15/25 - 02/15/30 ........... 12,125 11,206,500
2.00% , 02/15/25 - 11/15/26 ........... 2,430 2,332,652
2.13% , 05/15/25 .................. 1,044 1,016,962
5.00% , 08/31/25 - 09/30/25 ........... 12,261 12,253,318
4.50% , 11/15/25 - 07/15/26 ........... 6,467 6,434,827
4.88% , 11/30/25 - 10/31/30 ........... 13,547 13,652,840
4.00% , 12/15/25 - 02/15/34 ........... 15,847 15,562,428
4.63% , 03/15/26 .................. 4,747 4,730,497
0.75% , 05/31/26 .................. 4,408 4,087,903
0.88% , 06/30/26 .................. 3,620 3,358,116
0.63% , 07/31/26 .................. 2,268 2,086,383
1.63% , 11/30/26 - 05/15/31 ........... 8,936 7,919,891
1.88% , 02/28/27 - 02/15/32 ........... 5,808 5,404,528
2.38% , 05/15/27 - 05/15/29 ........... 2,273 2,113,460
0.50% , 05/31/27 - 08/31/27 ........... 7,469 6,615,398
2.25% , 08/15/27 .................. 3,486 3,257,095
0.38% , 09/30/27 .................. 1,808 1,584,669
4.13% , 10/31/27 .................. 2,734 2,703,349
3.88% , 11/30/27 - 12/31/29 ........... 13,043 12,763,659
3.63% , 03/31/28 .................. 4,233 4,114,239
1.25% , 05/31/28 - 08/15/31 ........... 16,365 13,932,937
3.13% , 11/15/28 .................. 1,084 1,029,334
1.75% , 01/31/29 .................. 67 59,740
2.63% , 02/15/29 .................. 444 411,602
3.25% , 06/30/29 .................. 2,495 2,369,967
3.75% , 05/31/30 .................. 3,809 3,688,146
2.88% , 05/15/32 .................. 714 642,847
Total U.S. Treasury Obligations — 24 .1%
(Cost: $ 222,783,027 ) .............................. 208,551,967
Total Long-Term Investments — 106.1%
(Cost: $ 965,831,189 ) .............................. 919,479,124
Short-Term Securities
Foreign Government Obligations — 0.1%
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills
(t)
36.20% , 12/10/24 ................. EGP 5,200 97,117
25.03% , 02/18/25 ................. 3,600 64,402
34.41% , 03/18/25 ................. 5,450 95,783
257,302
Mexico — 0.1%
United Mexican States Treasury Bills , 12.29%
,
11/28/24
(t)
....................... MXN 641 334,813
Total Foreign Government Obligations — 0 .1%
(Cost: $ 572,505 ) ................................. 592,115
Security
Shares
Shares Value
Money Market Funds — 5.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(n) (u)
.................. 45,385,630 $ 45,385,630
Total Money Market Funds — 5 .2%
(Cost: $ 45,385,630 ) ............................... 45,385,630
Total Short-Term Securities — 5.3%
(Cost: $ 45,958,135 ) ............................... 45,977,745
Total Options Purchased — 0 .0%
( Cost: $ 1,257,491 ) ............................... 949,632
Total Investments Before Options Written and TBA Sale
Commitments — 111 .4%
(Cost: $ 1,013,046,815 ) ............................ 966,406,501
Total Options Written — ( 0 .1 ) %
(Premium Received — $ (1,755,481) ) ................... (1,486,745)
Par (000)
Pa r (000)
TBA Sale Commitments
(q)
Mortgage-Backed Securities — ( 4 .7 ) %
Government National Mortgage Association
2.00% , 07/15/54 .................. USD (111) (89,814)
2.50% , 07/15/54 .................. (94) (79,008)
3.00% , 07/15/54 .................. (74) (64,467)
3.50% , 07/15/54 .................. (58) (52,073)
4.50% , 07/15/54 .................. (5,684) (5,403,322)
5.50% , 07/15/54 .................. (2,200) (2,182,619)
6.00% , 07/15/54 .................. (41) (41,170)
Uniform Mortgage-Backed Securities
1.50% , 07/25/39 - 07/25/54 ........... (77) (61,779)
2.00% , 07/25/39 - 07/25/54 ........... (551) (437,494)
3.00% , 07/25/39 .................. (12) (11,100)
3.50% , 07/25/39 - 07/25/54 ........... (6,442) (5,701,533)
4.00% , 07/25/39 - 07/25/54 ........... (2,363) (2,162,697)
4.50% , 07/25/39 .................. (16) (15,650)
2.50% , 07/25/54 .................. (200) (163,289)
5.50% , 07/25/54 .................. (19,810) (19,537,113)
6.50% , 07/25/54 .................. (3,910) (3,979,545)
7.00% , 07/25/54 .................. (1,200) (1,234,172)
Total TBA Sale Commitments — ( 4 .7 ) %
(Proceeds: $ (41,362,463) ) .......................... (41,216,845)
Total Investments Net of Options Written and TBA Sale
Commitments — 106 .6%
(Cost: $ 969,928,871 ) .............................. 923,702,911
Liabilities in Excess of Other Assets — (6.6) % ............. (57,078,210)
Net Assets — 100.0% ...............................
$ 866,624,701
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Rounds to less than 1,000.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
19
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(g)
Perpetual security with no stated maturity date.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Non-income producing security.
(j)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)
Zero-coupon bond.
(l)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $560,000, representing 0.06% of its net assets as of period end, and an original cost of $560,000.
(n)
Affiliate of the Fund.
(o)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Represents or includes a TBA transaction.
(r)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)
Rates are discount rates or a range of discount rates as of period end.
(u)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 19,602,803 $ 25,782,827
(a)
$ — $ — $ — $ 45,385,630 45,385,630 $ 632,273 $ —
BlackRock Allocation Target
Shares - BATS Series A .. 134,287,385 — — — 1,296,767 135,584,152 14,408,518 4,381,167 —
$ — $ 1,296,767 $ 180,969,782 $ 5,013,440 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
20
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
3-mo. SOFR ............................................................. 5 09/17/24 $ 1,183 $ (632)
U.S. Treasury 10-Year Note ................................................... 98 09/19/24 10,765 (48,936)
U.S. Treasury 10-Year Ultra Note ............................................... 69 09/19/24 7,816 (32,927)
U.S. Treasury Long Bond ..................................................... 121 09/19/24 14,263 (1,740)
U.S. Treasury Ultra Bond ..................................................... 32 09/19/24 3,986 (42,416)
U.S. Treasury 2-Year Note .................................................... 196 09/30/24 40,027 (33,415)
U.S. Treasury 5-Year Note .................................................... 658 09/30/24 70,087 17,157
3-mo. SOFR ............................................................. 1 12/17/24 237 (76)
3-mo. SONIA Index ......................................................... 3 03/18/25 903 (3,201)
(146,186)
Short Contracts
Euro-Buxl ............................................................... 7 09/06/24 976 (22,129)
Canada 10-Year Bond ....................................................... 79 09/18/24 6,934 37,099
3-mo. SOFR ............................................................. 1 12/16/25 240 (801)
14,169
$ (132,017)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 65,000 BRL 346,325 Barclays Bank plc 07/02/24 $ 3,047
USD 43,000 BRL 228,199 BNP Paribas SA 07/02/24 2,178
USD 182,500 BRL 983,613 Goldman Sachs International 07/02/24 6,544
USD 32,500 BRL 172,575 JPMorgan Chase Bank NA 07/02/24 1,628
USD 191,632 EUR 176,419 Morgan Stanley & Co. International plc 07/02/24 2,696
ZAR 7,166,694 USD 389,758 Canadian Imperial Bank of Commerce 07/02/24 4,152
ZAR 3,103,431 USD 161,007 State Street Bank and Trust Co. 07/02/24 9,570
USD 16,045 EUR 14,818 Morgan Stanley & Co. International plc 07/17/24 164
USD 617,640 IDR 9,833,438,282 Barclays Bank plc 07/17/24 16,521
USD 226,501 PEN 858,559 Citibank NA 07/18/24 3,121
USD 59,264 PEN 225,500 Morgan Stanley & Co. International plc 07/18/24 593
TRY 1,483,904 USD 44,000 UBS AG 07/22/24 445
USD 150,582 COP 581,548,000 Citibank NA 07/22/24 11,019
USD 106,068 EUR 98,852 Deutsche Bank AG 07/24/24 89
AUD 46,657 EUR 29,000 Natwest Markets plc 07/26/24 52
CLP 41,558,000 USD 44,000 Citibank NA 07/26/24 153
COP 339,449,600 GBP 64,000 Morgan Stanley & Co. International plc 07/26/24 493
COP 183,510,800 USD 44,000 Citibank NA 07/26/24 10
COP 88,092,690 USD 21,000 Morgan Stanley & Co. International plc 07/26/24 126
EUR 153,000 GBP 129,560 Barclays Bank plc 07/26/24 245
EUR 81,000 USD 86,847 Toronto Dominion Bank 07/26/24 1
HUF 40,322,814 USD 109,000 Barclays Bank plc 07/26/24 230
IDR 1,600,112,000 USD 97,000 Deutsche Bank AG 07/26/24 796
KRW 88,742,617 USD 64,000 Goldman Sachs International 07/26/24 384
MXN 1,018,358 USD 55,000 Bank of America NA 07/26/24 454
MXN 2,005,566 USD 109,000 BNP Paribas SA 07/26/24 211
MXN 1,621,600 USD 88,000 Goldman Sachs International 07/26/24 303
MXN 6,418,554 USD 347,000 JPMorgan Chase Bank NA 07/26/24 2,517
PLN 264,169 EUR 61,000 BNP Paribas SA 07/26/24 201
PLN 1,186,251 USD 294,000 Bank of America NA 07/26/24 599
THB 2,383,485 USD 65,000 Citibank NA 07/26/24 78
THB 1,154,264 USD 31,500 HSBC Bank plc 07/26/24 16
USD 31,048 AUD 46,500 UBS AG 07/26/24 7
USD 66,000 CLP 62,106,000 BNP Paribas SA 07/26/24 16

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
21
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 44,000 CLP 41,175,200 Citibank NA 07/26/24 $ 253
USD 153,000 CNY 1,112,222 State Street Bank and Trust Co. 07/26/24 340
USD 306,166 EUR 285,000 Bank of America NA 07/26/24 590
USD 63,419 GBP 50,000 State Street Bank and Trust Co. 07/26/24 205
USD 64,000 JPY 10,165,617 State Street Bank and Trust Co. 07/26/24 578
USD 66,000 PLN 264,247 BNP Paribas SA 07/26/24 376
USD 205,878 PLN 826,810 Nomura International plc 07/26/24 545
USD 84,000 SEK 875,371 Bank of America NA 07/26/24 1,309
USD 157,000 ZAR 2,839,275 State Street Bank and Trust Co. 07/26/24 1,229
USD 216,000 ZAR 3,905,757 Toronto Dominion Bank 07/26/24 1,719
ZAR 1,213,504 USD 66,000 Citibank NA 07/26/24 577
USD 65,000 BRL 362,349 BNP Paribas SA 08/02/24 424
USD 414,480 COP 1,647,869,000 Citibank NA 08/13/24 20,318
USD 593,543 COP 2,423,140,000 Citibank NA 08/14/24 14,015
COP 223,738,480 USD 52,530 Barclays Bank plc 08/15/24 973
COP 575,327,520 USD 133,051 BNP Paribas SA 08/15/24 4,528
COP 805,965,000 USD 186,437 Morgan Stanley & Co. International plc 08/15/24 6,295
USD 311,672 CZK 7,089,509 Morgan Stanley & Co. International plc 08/29/24 8,203
USD 6,280,218 BRL 34,296,900 Barclays Bank plc 09/18/24 199,503
USD 1,475,631 BRL 8,049,000 JPMorgan Chase Bank NA 09/18/24 48,573
USD 1,069,765 EUR 993,660 BNP Paribas SA 09/18/24 1,511
USD 734,814 EUR 683,000 Deutsche Bank AG 09/18/24 541
USD 117,093 EUR 107,106 JPMorgan Chase Bank NA 09/18/24 1,946
USD 336,737 EUR 313,000 Natwest Markets plc 09/18/24 240
USD 7,745,200 EUR 7,133,400 Standard Chartered Bank 09/18/24 76,296
USD 694,540 EUR 645,340 Toronto Dominion Bank 09/18/24 754
USD 638,067 EUR 593,000 UBS AG 09/18/24 550
USD 1,397,200 GBP 1,091,000 Deutsche Bank AG 09/18/24 17,256
USD 387,716 JPY 60,389,000 Nomura International plc 09/18/24 7,785
USD 110,917 JPY 17,286,000 Royal Bank of Canada 09/18/24 2,164
USD 1,913,102 JPY 295,584,000 Standard Chartered Bank 09/18/24 53,466
TRY 4,897,000 USD 127,247 UBS AG 09/25/24 9,367
USD 189,999 EUR 176,419 JPMorgan Chase Bank NA 10/01/24 219
USD 196,655 BRL 999,717 Morgan Stanley & Co. International plc 10/02/24 19,687
TRY 1,649,688 USD 44,000 BNP Paribas SA 10/23/24 768
TRY 1,632,224 USD 44,000 Barclays Bank plc 10/28/24 73
TRY 2,460,150 USD 66,000 Citibank NA 10/28/24 429
TRY 1,471,890 USD 36,761 Barclays Bank plc 12/04/24 1,512
TRY 2,934,000 USD 75,289 Goldman Sachs International 12/04/24 1,003
TRY 2,764,000 USD 64,621 BNP Paribas SA 12/06/24 7,102
USD 205,000 CNY 1,436,435 Morgan Stanley & Co. International plc 01/27/25 5,107
586,988
BRL 1,041,522 USD 194,000 BNP Paribas SA 07/02/24 (7,685)
BRL 664,608 USD 129,000 HSBC Bank plc 07/02/24 (10,110)
EUR 176,419 USD 189,172 JPMorgan Chase Bank NA 07/02/24 (236)
USD 34,479 ZAR 631,880 BNP Paribas SA 07/02/24 (252)
USD 143,388 ZAR 2,633,258 Citibank NA 07/02/24 (1,346)
USD 109,346 ZAR 2,030,181 State Street Bank and Trust Co. 07/02/24 (2,241)
USD 328,317 ZAR 6,250,567 Toronto Dominion Bank 07/02/24 (15,239)
ZAR 1,275,759 USD 70,501 BNP Paribas SA 07/02/24 (380)
IDR 9,755,927,148 USD 599,052 Deutsche Bank AG 07/17/24 (2,672)
USD 218,336 MXN 4,059,065 Bank of New York Mellon 07/17/24 (3,018)
PEN 577,820 USD 151,123 Standard Chartered Bank 07/18/24 (786)
USD 44,000 TRY 1,492,608 BNP Paribas SA 07/22/24 (706)
USD 263,504 EUR 246,745 Deutsche Bank AG 07/24/24 (1,029)
USD 39,000 TRY 1,318,403 Barclays Bank plc 07/25/24 (352)
CLP 120,804,630 USD 129,000 Societe Generale SA 07/26/24 (651)
COP 270,140,000 USD 65,000 BNP Paribas SA 07/26/24 (215)
COP 272,844,000 USD 66,000 Standard Chartered Bank 07/26/24 (566)
CZK 1,485,516 USD 64,000 Natwest Markets plc 07/26/24 (463)
EUR 148,000 PLN 641,384 Nomura International plc 07/26/24 (599)
GBP 201,000 USD 254,938 Bank of New York Mellon 07/26/24 (817)

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
22
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 50,000 USD 63,217 Barclays Bank plc 07/26/24 $ (3)
JPY 20,374,326 USD 129,000 State Street Bank and Trust Co. 07/26/24 (1,888)
MXN 6,112,164 USD 334,732 State Street Bank and Trust Co. 07/26/24 (1,900)
PEN 244,288 USD 64,000 Citibank NA 07/26/24 (442)
PLN 265,460 USD 66,000 BNP Paribas SA 07/26/24 (74)
USD 199,000 COP 834,783,110 Morgan Stanley & Co. International plc 07/26/24 (1,199)
USD 64,000 KRW 88,288,000 BNP Paribas SA 07/26/24 (54)
USD 150,000 MXN 2,777,340 Bank of America NA 07/26/24 (1,238)
USD 833,765 MXN 15,421,304 Barclays Bank plc 07/26/24 (5,989)
USD 44,000 MXN 816,719 Citibank NA 07/26/24 (474)
USD 188,156 PLN 759,066 Nomura International plc 07/26/24 (354)
USD 42,091 TRY 1,431,878 Barclays Bank plc 07/26/24 (599)
ZAR 1,398,899 EUR 72,000 BNP Paribas SA 07/26/24 (450)
ZAR 1,954,031 USD 109,000 Barclays Bank plc 07/26/24 (1,796)
BRL 306,113 USD 55,500 Goldman Sachs International 08/02/24 (946)
USD 305,702 COP 1,287,893,915 Morgan Stanley & Co. International plc 08/26/24 (1,829)
USD 387,918 ZAR 7,166,694 Canadian Imperial Bank of Commerce 09/03/24 (4,049)
USD 60,711 GBP 48,000 State Street Bank and Trust Co. 09/18/24 (1)
USD 604,499 MXN 11,528,900 Barclays Bank plc 09/18/24 (17,913)
COP 1,647,869,000 USD 396,136 BNP Paribas SA 10/23/24 (6,028)
TRY 484,110 USD 12,617 Goldman Sachs International 12/04/24 (28)
USD 123,360 TRY 4,890,000 UBS AG 12/04/24 (3,794)
USD 70,292 TRY 2,764,000 Barclays Bank plc 12/06/24 (1,431)
CNY 1,432,950 USD 205,000 Morgan Stanley & Co. International plc 01/27/25 (5,591)
COP 581,548,000 USD 146,191 Citibank NA 02/21/25 (10,809)
COP 818,109,000 USD 197,230 HSBC Bank plc 02/24/25 (6,858)
(125,100)
$ 461,888
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch HSBC Bank plc 07/03/24 ZAR 20.00 ZAR 20.00 USD 13 $ 4
USD Currency ............... One-Touch Barclays Bank plc 10/23/24 CNH 7.50 CNH 7.50 USD 31 2,148
2,152
Put
USD Currency ............... Down and Out Bank of America NA 07/03/24 MXN 17.45 MXN 17.12 USD 151 1
USD Currency ............... One-Touch Barclays Bank plc 07/22/24 MXN 17.30 MXN 17.30 USD 17 592
USD Currency ............... Down and Out Bank of America NA 07/24/24 BRL 5.35 BRL 5.22 USD 131 163
EUR Currency ............... Down and Out Bank of America NA 08/13/24 PLN 4.31 PLN 4.20 EUR 117 482
USD Currency ............... One-Touch UBS AG 08/13/24 TRY 32.00 TRY 32.00 USD 4 172
EUR Currency ............... One-Touch BNP Paribas SA 08/15/24 USD 1.05 USD 1.05 EUR 20 3,239
USD Currency ............... Down and Out UBS AG 08/23/24 TRY 35.00 TRY 33.50 USD 65 527
USD Currency ............... Down and Out UBS AG 09/27/24 TRY 38.50 TRY 36.00 USD 85 691
USD Currency ............... Down and Out
Goldman Sachs
International 10/08/24 TRY 37.50 TRY 34.00 USD 127 3,277
USD Currency ............... Down and Out UBS AG 10/30/24 TRY 35.50 TRY 34.00 USD 108 372
USD Currency ............... One-Touch UBS AG 11/21/24 TRY 35.00 TRY 35.00 USD 10 2,624
CNH Currency .............. One-Touch Standard Chartered Bank 01/23/25 INR 11.50 INR 11.50 CNH 151 6,594
18,734
$ 20,886
$ –

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
23
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10-Year Note ..................... 4 07/26/24 USD 109.50 USD 400 $ 2,063
U.S. Treasury 10-Year Note ..................... 3 08/23/24 USD 110.00 USD 300 3,234
U.S. Treasury 10-Year Note ..................... 4 08/23/24 USD 109.00 USD 400 2,563
$ 7,860
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Morgan Stanley & Co. International plc 07/10/24 COP 4,020.00 USD 87 $ 3,002
USD Currency ........................... UBS AG 07/15/24 BRL 5.35 USD 107 4,879
USD Currency ........................... JPMorgan Chase Bank NA 07/18/24 THB 37.00 USD 131 417
USD Currency ........................... Bank of America NA 07/23/24 TRY 39.00 USD 64 40
USD Currency ........................... Goldman Sachs International 08/15/24 ZAR 20.80 USD 208 192
USD Currency ........................... JPMorgan Chase Bank NA 09/24/24 CNH 7.25 USD 131 1,005
USD Currency ........................... Morgan Stanley & Co. International plc 10/18/24 MXN 18.30 USD 211 8,146
USD Currency ........................... Bank of America NA 03/06/26 CNH 7.75 USD 23,434 174,813
192,494
Put
USD Currency ........................... Citibank NA 07/01/24 ZAR 17.70 USD 191 13
USD Currency ........................... UBS AG 07/03/24 MXN 17.15 USD 214 —
USD Currency ........................... Barclays Bank plc 07/10/24 MXN 18.00 USD 128 500
USD Currency ........................... Citibank NA 07/11/24 ZAR 18.38 USD 129 2,153
USD Currency ........................... Morgan Stanley & Co. International plc 07/11/24 MXN 18.50 USD 64 1,127
USD Currency ........................... UBS AG 07/11/24 ZAR 18.00 USD 97 573
USD Currency ........................... Bank of America NA 07/18/24 CLP 930.00 USD 131 991
USD Currency ........................... JPMorgan Chase Bank NA 08/05/24 BRL 5.25 USD 65 78
USD Currency ........................... Barclays Bank plc 08/06/24 TRY 33.50 USD 65 631
USD Currency ........................... UBS AG 08/14/24 TRY 34.00 USD 86 1,343
USD Currency ........................... Goldman Sachs International 08/15/24 ZAR 18.20 USD 208 3,833
USD Currency ........................... Goldman Sachs International 12/06/24 TRY 42.50 USD 84 10,537
21,779
$ 214,273
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.54% At Termination Barclays Bank plc 10/16/24 4 .54 % USD 181,122 $ 236,012
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.54% At Termination
Goldman Sachs
International 10/16/24 4 .54 USD 90,803 118,321
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.91% Annual Deutsche Bank AG 05/24/27 3 .91 USD 921 49,822
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.99% Annual Deutsche Bank AG 05/28/27 3 .99 USD 513 29,581
433,736
Put
10-Year Interest Rate Swap
(a)
4.43% Annual 1-day SOFR Annual
Goldman Sachs
International 10/17/24 4 .43 USD 15,524 75,621
30-Year Interest Rate Swap
(a)
3.93% Annual 1-day SOFR Annual Citibank NA 12/18/24 3 .93 USD 4,617 130,458
10-Year Interest Rate Swap
(a)
3.91% Annual 1-day SOFR Annual Deutsche Bank AG 05/24/27 3 .91 USD 921 43,764

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
24
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3.99% Annual 1-day SOFR Annual Deutsche Bank AG 05/28/27 3 .99 % USD 513 $ 23,034
272,877
$ 706,613
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
CNH Currency .............. One-Touch Standard Chartered Bank 01/23/25 INR 12.50 INR 12 .50 CNH 76 $ (614)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10-Year Note ...................... 4 07/26/24 USD 108.50 USD 400 $ (875)
U.S. Treasury 10-Year Note ...................... 5 08/23/24 USD 108.50 USD 500 (2,422)
U.S. Treasury 10-Year Note ...................... 6 08/23/24 USD 107.50 USD 600 (1,594)
$ (4,891)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Barclays Bank plc 07/03/24 BRL 5.15 USD 42 $ (3,333)
USD Currency ............................. Barclays Bank plc 07/10/24 MXN 19.10 USD 64 (142)
USD Currency ............................. Deutsche Bank AG 07/15/24 BRL 5.35 USD 107 (4,879)
USD Currency ............................. Goldman Sachs International 07/23/24 TRY 39.00 USD 64 (41)
USD Currency ............................. JPMorgan Chase Bank NA 08/05/24 BRL 5.50 USD 33 (964)
USD Currency ............................. UBS AG 08/14/24 TRY 37.00 USD 64 (412)
USD Currency ............................. Goldman Sachs International 08/15/24 ZAR 20.80 USD 208 (192)
USD Currency ............................. Bank of America NA 08/19/24 CLP 1,000.00 USD 131 (616)
USD Currency ............................. JPMorgan Chase Bank NA 09/24/24 CNH 7.35 USD 197 (562)
USD Currency ............................. Bank of America NA 09/27/24 TRY 38.00 USD 48 (948)
–
(12,089)
–
Put
USD Currency ............................. Goldman Sachs International 07/01/24 ZAR 17.70 USD 191 (13)
USD Currency ............................. Citibank NA 07/11/24 ZAR 18.00 USD 193 (1,140)
USD Currency ............................. JPMorgan Chase Bank NA 08/05/24 BRL 5.10 USD 65 (18)
USD Currency ............................. Goldman Sachs International 08/15/24 ZAR 18.20 USD 208 (3,833)
USD Currency ............................. Morgan Stanley & Co. International plc 10/18/24 MXN 17.00 USD 106 (277)
USD Currency ............................. Goldman Sachs International 12/06/24 TRY 40.50 USD 126 (10,768)
–
(16,049)
–
$ (28,138)

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
25
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.86% Annual 1-day SOFR Annual Deutsche Bank AG 09/12/24 3 .86 % USD 10,388 $ (132,330)
10-Year Interest Rate Swap
(a)
3.89% Annual 1-day SOFR Annual Citibank NA 09/13/24 3 .89 USD 5,194 (72,058)
10-Year Interest Rate Swap
(a)
3.83% Annual 1-day SOFR Annual Bank of America NA 09/17/24 3 .83 USD 2,597 (31,478)
1-Year Interest Rate Swap
(a)
. 3.84% At Termination 1-day SOFR At Termination Barclays Bank plc 10/16/24 3 .84 USD 181,122 (50,608)
1-Year Interest Rate Swap
(a)
. 3.84% At Termination 1-day SOFR At Termination
Goldman Sachs
International 10/16/24 3 .84 USD 90,803 (25,372)
10-Year Interest Rate Swap
(a)
3.95% Annual 1-day SOFR Annual Deutsche Bank AG 05/08/26 3 .95 USD 976 (47,903)
10-Year Interest Rate Swap
(a)
3.98% Annual 1-day SOFR Annual Bank of America NA 05/11/26 3 .98 USD 3,967 (200,847)
10-Year Interest Rate Swap
(a)
3.84% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 05/18/26 3 .84 USD 828 (37,022)
10-Year Interest Rate Swap
(a)
3.87% Annual 1-day SOFR Annual Bank of America NA 05/18/26 3 .87 USD 798 (36,725)
10-Year Interest Rate Swap
(a)
3.91% Annual 1-day SOFR Annual Bank of America NA 05/22/26 3 .91 USD 1,253 (59,764)
(694,107)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.86% Annual Deutsche Bank AG 09/12/24 3 .86 USD 10,388 (179,480)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.89% Annual Citibank NA 09/13/24 3 .89 USD 5,194 (84,033)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.83% Annual Bank of America NA 09/17/24 3 .83 USD 2,597 (49,900)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.86% Annual Citibank NA 09/18/24 3 .86 USD 4,617 (90,616)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 5.10% At Termination
Goldman Sachs
International 10/17/24 5 .10 USD 130,403 (55,153)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.95% Annual Deutsche Bank AG 05/08/26 3 .95 USD 976 (36,923)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.98% Annual Bank of America NA 05/11/26 3 .98 USD 3,967 (146,374)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.84% Annual
Morgan Stanley & Co.
International plc 05/18/26 3 .84 USD 828 (34,532)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Annual Bank of America NA 05/18/26 3 .87 USD 798 (32,471)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.91% Annual Bank of America NA 05/22/26 3 .91 USD 1,253 (49,513)
(758,995)
$ (1,453,102)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 41.V1 . 5 .00 % Quarterly 06/20/29 EUR 814 $ (65,616) $ (74,003) $ 8,387
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 % Quarterly 06/20/29 B+ USD 20,776 $ 1,323,037 $ 1,316,575 $ 6,462
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
26
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day EFFR At Termination 5.31% At Termination 07/31/24
(a)
09/18/24 USD 336,680 $ 1,768 $ — $ 1,768
1-day EFFR At Termination 5.32% At Termination 07/31/24
(a)
09/18/24 USD 336,680 7,427 — 7,427
1-day EFFR At Termination 5.32% At Termination 07/31/24
(a)
09/18/24 USD 333,000 8,465 — 8,465
1-day EFFR At Termination 5.32% At Termination 07/31/24
(a)
09/18/24 USD 336,680 6,521 — 6,521
1-day EFFR At Termination 5.32% At Termination 07/31/24
(a)
09/18/24 USD 336,680 7,540 — 7,540
4.68% Annual 3-mo. PRIBOR Quarterly N/A 03/20/25 CZK 14,812 (7,836) — (7,836)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 12/20/25 PLN 1,121 (5,221) — (5,221)
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 13,517 (3,283) — (3,283)
7.97% Quarterly 3-mo. JIBAR Quarterly 06/06/25
(a)
06/06/26 ZAR 9,338 (1,387) — (1,387)
28-day MXIBTIIE Monthly 10.76% Monthly N/A 06/11/26 MXN 2,780 1,208 — 1,208
1-day SOFR Annual 3.78% Annual N/A 06/18/34 USD 1,924 (27,955) — (27,955)
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 1,791 35,699 — 35,699
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 1,762 25,821 — 25,821
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 1,791 29,203 — 29,203
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 895 13,173 — 13,173
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 376 9,658 — 9,658
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 1,455 6,760 (3,003) 9,763
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/19/54 EUR 373 9,815 — 9,815
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/20/54 EUR 362 9,471 — 9,471
6-mo. EURIBOR Semi-Annual 2.44% Annual N/A 06/24/54 EUR 254 (5,900) — (5,900)
$ 120,947 $ (3,003) $ 123,950
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.88% At Termination
UK Retail Price Index All
Items Monthly At Termination 06/15/29 GBP 1,750 $ 3,029 $ — $ 3,029
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.13% At Termination 06/15/29 EUR 4,250 271 — 271
2.46% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/01/29 USD 2,342 5,527 — 5,527
$ 8,827 $ — $ 8,827
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1 .00 % Quarterly Barclays Bank plc 12/20/24 USD 123 $ (367) $ 288 $ (655)
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 12/20/24 USD 78 (233) 182 (415)
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 12/20/24 USD 120 (358) 286 (644)
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 12/20/24 USD 122 (364) 291 (655)
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 12/20/24 USD 120 (358) 286 (644)
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 12/20/24 USD 170 (508) 398 (906)
American Electric Power Co.,
Inc. ................. 1 .00 Quarterly Bank of America NA 06/20/29 USD 374 (10,310) (10,237) (73)

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
27
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Electric Power Co.,
Inc. ................. 1 .00 % Quarterly Bank of America NA 06/20/29 USD 468 $ (12,920) $ (12,829) $ (91)
American Electric Power Co.,
Inc. ................. 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 870 (24,003) (23,834) (169)
American Express Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 870 (26,159) (25,420) (739)
Dominion Energy, Inc. ....... 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 849 (19,734) (16,501) (3,233)
Federative Republic of Brazil .. 1 .00 Quarterly Bank of America NA 06/20/29 USD 315 9,383 5,025 4,358
Federative Republic of Brazil .. 1 .00 Quarterly Bank of America NA 06/20/29 USD 90 2,677 2,589 88
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 06/20/29 USD 130 3,867 3,770 97
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 06/20/29 USD 65 1,933 1,871 62
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 06/20/29 USD 68 2,023 1,929 94
Federative Republic of Brazil .. 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 55 1,636 1,420 216
Federative Republic of Brazil .. 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 56 1,666 1,494 172
Federative Republic of Brazil .. 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 141 4,194 3,880 314
Republic of Chile .......... 1 .00 Quarterly Citibank NA 06/20/29 USD 255 (4,999) (5,062) 63
Republic of Chile .......... 1 .00 Quarterly Citibank NA 06/20/29 USD 112 (2,191) (2,218) 27
Republic of Chile .......... 1 .00 Quarterly Citibank NA 06/20/29 USD 112 (2,191) (2,219) 28
Republic of Colombia ....... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 216 8,811 7,221 1,590
Republic of South Africa ..... 1 .00 Quarterly Citibank NA 06/20/29 USD 113 5,247 6,621 (1,374)
Republic of South Africa ..... 1 .00 Quarterly Citibank NA 06/20/29 USD 119 5,528 6,977 (1,449)
Republic of South Africa ..... 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/29 USD 75 3,488 4,752 (1,264)
Republic of South Africa ..... 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/29 USD 46 2,139 2,860 (721)
Republic of Turkiye (The) .... 1 .00 Quarterly Bank of America NA 06/20/29 USD 43 3,171 3,683 (512)
Republic of Turkiye (The) .... 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 167 12,262 14,283 (2,021)
Republic of Turkiye (The) .... 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 108 7,928 10,546 (2,618)
Republic of Turkiye (The) .... 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 108 7,928 10,546 (2,618)
Republic of Turkiye (The) .... 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 95 6,977 9,280 (2,303)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 99 97 1,019 (922)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 3 3 33 (30)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8 1,358 395 963
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD — — (107) 107
$ – $ – $ –
$ (12,379) $ 3,498 $ (15,877)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3 .00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 8 $ (1,358) $ (824) $ (534)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 10 (1,901) (739) (1,162)
$ (3,259) $ (1,563) $ (1,696)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.67% At Termination BNP Paribas SA N/A 01/02/25 BRL 2,637 $ — $ — $ —
9.81% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA N/A 05/10/25 COP 1,072,918 149 — 149

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
28
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc N/A 05/10/25 COP 717,746 $ 229 $ — $ 229
8.62% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA 11/05/24
(a)
11/05/25 COP 2,014,959 (220) — (220)
1-day
BZDIOVER At Termination 10.14% At Termination
Goldman Sachs
International N/A 01/02/26 BRL 563 (3,310) — (3,310)
1-day
BZDIOVER At Termination 11.78% At Termination Citibank NA N/A 01/02/26 BRL 1,446 (298) — (298)
1-day
BZDIOVER At Termination 11.84% At Termination Citibank NA N/A 01/02/26 BRL 1,373 126 — 126
1-day CLICP At Termination 4.95% At Termination
Goldman Sachs
International 04/01/25
(a)
04/01/26 CLP 538,853 (1,276) — (1,276)
10.97% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc N/A 01/04/27 BRL 2,243 8,238 — 8,238
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA N/A 01/04/27 BRL 976 1,158 — 1,158
1-day
BZDIOVER At Termination 10.32% At Termination Bank of America NA N/A 01/04/27 BRL 27 (179) — (179)
1-day
BZDIOVER At Termination 11.40% At Termination
Goldman Sachs
International N/A 01/04/27 BRL 506 (1,004) — (1,004)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA N/A 01/04/27 BRL 1,892 (18,262) — (18,262)
4.92% Semi-Annual 1-day CLICP Semi-Annual
JPMorgan Chase Bank
NA 04/01/26
(a)
04/01/28 CLP 290,432 1,757 — 1,757
4.99% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International 04/01/26
(a)
04/01/28 CLP 302,575 1,411 — 1,411
$ (11,481) $ — $ (11,481)
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .04%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .02
1-day EFFR ......................................... Effective Federal Funds Rate 5 .33
1-day IBR ........................................... Colombian Reference Banking Indicator 10 .96
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .34
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11 .24
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8 .35
3-mo. PRIBOR ....................................... Prague Interbank Offered Rate 4 .71
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .68
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .76
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 1,316,575 $ (77,006) $ 199,208 $ (51,582) $ —
OTC Swaps ..................................................... 101,925 (99,990) 21,247 (50,301) —
Options Written ................................................... N/A N/A 402,999 (134,263) (1,486,745)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
29
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 54,256 $ — $ 54,256
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 586,988 — — 586,988
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — 235,159 714,473 — 949,632
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 14,849 — — 175,532 8,827 199,208
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 110,104 — — 13,068 — 123,172
$ — $ 124,953 $ — $ 822,147 $ 957,329 $ 8,827 $ 1,913,256
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 186,273 $ — $ 186,273
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 125,100 — — 125,100
Options written
(b)
Options written at value ..................... — — — 28,752 1,457,993 — 1,486,745
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 51,582 — 51,582
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 125,742 — — 24,549 — 150,291
$ — $ 125,742 $ — $ 153,852 $ 1,720,397 $ — $ 1,999,991
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 180,861 $ — $ (1,322,454) $ — $ (1,141,593)
Forward foreign currency exchange contracts .... — — — 348,920 — — 348,920
Options purchased
(a)
..................... — — (73,416) (201,241) (1,755,018) — (2,029,675)
Options written ........................ — — — 69,661 1,055,467 — 1,125,128
Swaps .............................. — 226,227 — — (483,109) 35,789 (221,093)
$ — $ 226,227 $ 107,445 $ 217,340 $ (2,505,114) $ 35,789 $ (1,918,313)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 101,104 $ — $ 101,104
Forward foreign currency exchange contracts .... — — — 631,751 — — 631,751
Options purchased
(b)
..................... — — — 44,013 (523,045) — (479,032)
Options written ........................ — — — (9,446) 589,019 — 579,573
Swaps .............................. — 77,207 — — 15,021 (6,613) 85,615
$ — $ 77,207 $ — $ 666,318 $ 182,099 $ (6,613) $ 919,011
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
30
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 131,056,898
Average notional value of contracts — short ................................................................................. $ 29,677,969
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 32,057,505
Average amounts sold — in USD ........................................................................................ $ 8,505,238
Options
Average value of option contracts purchased ................................................................................ $ 261,090
Average value of option contracts written ................................................................................... $ 28,999
Average notional value of swaption contracts purchased ......................................................................... $ 160,888,330
Average notional value of swaption contracts written ........................................................................... $ 252,078,109
Credit default swaps
Average notional value — buy protection ................................................................................... $ 7,593,559
Average notional value — sell protection ................................................................................... $ 17,830,964
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 21,814,252
Average notional value — receives fixed rate ................................................................................ $ 862,810,820
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ 2,829,040
Average notional value — receives fixed rate ................................................................................ $ 2,827,721
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 10,137 $ 434,330
Forward f oreign currency exchange contracts ................................................................. 586,988 125,100
Options
(a) (b)
........................................................................................ 949,632 1,486,745
Swaps — centrally cleared .............................................................................. 94,574 —
Swaps — OTC
(c)
..................................................................................... 123,172 150,291
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 1,764,503 $ 2,196,466
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(112,571) (439,221)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,651,932 $ 1,757,245
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
31
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 195,185 $ (195,185) $ — $ — $ —
Barclays Bank plc ................................ 479,779 (86,085) — — 393,694
BNP Paribas SA ................................. 21,712 (21,712) — — —
Canadian Imperial Bank of Commerce .................. 4,152 (4,049) — — 103
Citibank NA .................................... 196,439 (196,439) — — —
Deutsche Bank AG ............................... 164,990 (164,990) — — —
Goldman Sachs International ........................ 273,577 (181,392) — — 92,185
HSBC Bank plc .................................. 20 (20) — — —
JPMorgan Chase Bank NA .......................... 67,100 (2,000) — (20,000) 45,100
Morgan Stanley & Co. International plc .................. 65,890 (65,890) — — —
Natwest Markets plc .............................. 292 (292) — — —
Nomura International plc ........................... 8,330 (953) — — 7,377
Royal Bank of Canada ............................. 2,164 — — — 2,164
Standard Chartered Bank ........................... 136,356 (1,966) — — 134,390
State Street Bank and Trust Co. ...................... 11,922 (6,030) — — 5,892
Toronto Dominion Bank ............................ 2,474 (2,474) — — —
UBS AG ...................................... 21,550 (4,206) — — 17,344
$ 1,651,932 $ (933,683) $ — $ (20,000) $ 698,249
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 633,795 $ (195,185) $ (438,610) $ — $ —
Bank of New York Mellon ........................... 3,835 — — — 3,835
Barclays Bank plc ................................ 86,085 (86,085) — — —
BNP Paribas SA ................................. 34,106 (21,712) — — 12,394
Canadian Imperial Bank of Commerce .................. 4,049 (4,049) — — —
Citibank NA .................................... 273,538 (196,439) — — 77,099
Deutsche Bank AG ............................... 406,681 (164,990) — — 241,691
Goldman Sachs International ........................ 181,392 (181,392) — — —
HSBC Bank plc .................................. 16,968 (20) — — 16,948
JPMorgan Chase Bank NA .......................... 2,000 (2,000) — — —
JPMorgan Securities LLC ........................... 1,901 — — — 1,901
Morgan Stanley & Co. International plc .................. 83,387 (65,890) — — 17,497
Natwest Markets plc .............................. 463 (292) — — 171
Nomura International plc ........................... 953 (953) — — —
Societe Generale SA .............................. 651 — — — 651
Standard Chartered Bank ........................... 1,966 (1,966) — — —
State Street Bank and Trust Co. ...................... 6,030 (6,030) — — —
Toronto Dominion Bank ............................ 15,239 (2,474) — — 12,765
UBS AG ...................................... 4,206 (4,206) — — —
$ 1,757,245 $ (933,683) $ (438,610) $ — $ 384,952
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
32
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 19,896,512 $ — $ 19,896,512
Common Stocks ......................................... 638,208 — — 638,208
Corporate Bonds
Aerospace & Defense .................................... — 9,601,614 — 9,601,614
Banks ............................................... — 20,219,915 3,000 20,222,915
Biotechnology ......................................... — 6,944,239 — 6,944,239
Capital Markets ........................................ — 31,258,853 — 31,258,853
Chemicals ............................................ — 315,090 — 315,090
Commercial Services & Supplies ............................. — 226,099 — 226,099
Communications Equipment ................................ — 238,635 — 238,635
Consumer Finance ...................................... — 3,058,442 — 3,058,442
Containers & Packaging .................................. — 248,944 — 248,944
Diversified REITs ....................................... — 7,456,105 — 7,456,105
Diversified Telecommunication Services ........................ — 7,146,733 — 7,146,733
Electric Utilities ........................................ — 17,570,157 — 17,570,157
Electrical Equipment ..................................... — 85,634 — 85,634
Financial Services ...................................... — 583,596 — 583,596
Food Products ......................................... — 31,020 — 31,020
Gas Utilities ........................................... — 420,640 — 420,640
Ground Transportation ................................... — 2,214,505 — 2,214,505
Health Care Equipment & Supplies ........................... — 1,055,154 — 1,055,154
Health Care Providers & Services ............................ — 10,100,348 — 10,100,348
Hotels, Restaurants & Leisure .............................. — 4,286,964 — 4,286,964
Independent Power and Renewable Electricity Producers ............ — — 418,000 418,000
Industrial Conglomerates .................................. — 885,828 — 885,828
Insurance ............................................ — 1,001,993 — 1,001,993
Interactive Media & Services ............................... — 1,204,114 — 1,204,114
IT Services ........................................... — 3,096,595 — 3,096,595
Life Sciences Tools & Services .............................. — 472,771 — 472,771
Media ............................................... — 2,269,902 — 2,269,902
Metals & Mining ........................................ — 3,293,167 — 3,293,167
Multi-Utilities .......................................... — 2,228,171 — 2,228,171
Oil, Gas & Consumable Fuels ............................... — 48,672,965 — 48,672,965
Passenger Airlines ...................................... — 78,551 — 78,551
Pharmaceuticals ....................................... — 1,549,178 — 1,549,178
Real Estate Management & Development ....................... — 2,000 — 2,000
Retail REITs .......................................... — 481,159 — 481,159
Semiconductors & Semiconductor Equipment .................... — 2,446,000 — 2,446,000
Software ............................................. — 3,096,761 — 3,096,761
Specialized REITs ...................................... — 6,164,872 — 6,164,872
Specialty Retail ........................................ — 1,086,251 — 1,086,251
Technology Hardware, Storage & Peripherals .................... — 1,185,138 — 1,185,138
Tobacco ............................................. — 5,393,743 — 5,393,743
Trading Companies & Distributors ............................ — 136,187 — 136,187
Wireless Telecommunication Services ......................... — 5,464,779 — 5,464,779
Fixed Rate Loan Interests ................................... — — 194,872 194,872
Floating Rate Loan Interests
Financial Services ...................................... — — 28,000 28,000
Media ............................................... — 166 — 166
Oil, Gas & Consumable Fuels ............................... — — 153,705 153,705
Foreign Agency Obligations ................................. — 6,010,489 — 6,010,489
Foreign Government Obligations .............................. — 35,488,512 — 35,488,512
Investment Companies .................................... 135,584,152 — — 135,584,152
Municipal Bonds ......................................... — 5,828,350 — 5,828,350
Non-Agency Mortgage-Backed Securities ........................ — 9,225,626 — 9,225,626

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Total Return V.I. Fund
Schedule of Investments
33
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Other Interests .......................................... $ — $ — $ — $ —
U.S. Government Sponsored Agency Securities .................... — 284,184,753 — 284,184,753
U.S. Treasury Obligations ................................... — 208,551,967 — 208,551,967
Short-Term Securities
Foreign Government Obligations .............................. — 592,115 — 592,115
Money Market Funds ...................................... 45,385,630 — — 45,385,630
Options Purchased
Foreign currency exchange contracts ........................... — 235,159 — 235,159
Interest rate contracts ...................................... 7,860 706,613 — 714,473
Liabilities
Investments
TBA Sale Commitments .................................... — (41,216,845) — (41,216,845)
$ 181,615,850 $ 742,776,229 $ 797,577 $ 925,189,656
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 23,028 $ — $ 23,028
Foreign currency exchange contracts ............................ — 586,988 — 586,988
Interest rate contracts ....................................... 54,256 188,600 — 242,856
Other contracts ........................................... — 8,827 — 8,827
Liabilities
Credit contracts ........................................... — (25,752) — (25,752)
Foreign currency exchange contracts ............................ — (153,852) — (153,852)
Interest rate contracts ....................................... (191,164) (1,529,233) — (1,720,397)
$ (136,908) $ (901,394) $ — $ (1,038,302)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
34
BlackRock Total
Return V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 785,436,719
Investments, at value — affiliated
(b)
.......................................................................................... 180,969,782
Cash ............................................................................................................. 312,055
Cash pledged: –
Futures contracts .................................................................................................... 2,254,050
Centrally cleared swaps ................................................................................................ 3,011,090
Foreign currency, at value
(c)
............................................................................................... 3,912,957
Receivables: –
Investments sold .................................................................................................... 85,933
Swaps .......................................................................................................... 9,500
TBA sale commitments ................................................................................................ 41,362,463
Capital shares sold ................................................................................................... 732,089
Dividends — unaffiliated ............................................................................................... 19,615
Dividends — affiliated ................................................................................................. 902,615
Interest — unaffiliated ................................................................................................. 6,011,301
Variation margin on futures contracts ....................................................................................... 10,137
Variation margin on centrally cleared swaps .................................................................................. 94,574
Swap premiums paid ................................................................................................... 101,925
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 586,988
OTC swaps ........................................................................................................ 21,247
Prepaid e xpenses ..................................................................................................... 11,945
Total a ssets .........................................................................................................
1,025,846,985
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 20,000
Collateral — TBA commitments ........................................................................................... 280,000
Options written, at value
(d)
................................................................................................ 1,486,745
TBA sale commitments, at value
(e)
.......................................................................................... 41,216,845
Payables: –
Investments purchased ................................................................................................ 111,430,160
Swaps   .......................................................................................................... 201
Capital shares redeemed ............................................................................................... 133,434
Distribution fees ..................................................................................................... 133,260
Income dividend distributions ............................................................................................ 2,831,795
Investment advisory fees .............................................................................................. 276,233
Professional fees .................................................................................................... 46,338
Variation margin on futures contracts ....................................................................................... 434,330
Other accrued expenses ............................................................................................... 657,552
Swap premiums received ................................................................................................ 99,990
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 125,100
OTC swaps ........................................................................................................ 50,301
Total li abilities ........................................................................................................
159,222,284
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 866,624,701
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,017,800,647
Accumulated loss ..................................................................................................... (151,175,946)
NET ASSETS ........................................................................................................
$ 866,624,701
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 823,377,185
(b)
  Investments, at cost — affiliated ................................................................................... $ 189,669,630
(c)
  Foreign currency, at cost ....................................................................................... $ 3,922,989
(d)
  Premiums received ........................................................................................... $ 1,755,481
(e)
  Proceeds received from TBA sale commitments ......................................................................... $ 41,362,463
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
35
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock Total
Return V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 180,740,546
Shares outstanding ...................................................................................................
18,113,750
Net asset value .....................................................................................................
$ 9.98
Shares authorized ...................................................................................................
600 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 685,884,155
Shares outstanding ...................................................................................................
69,607,980
Net asset value .....................................................................................................
$ 9.85
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
36
See notes to financial statements.
BlackRock Total
Return V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 16,584
Dividends — affiliated ................................................................................................. 5,013,440
Interest — unaffiliated ................................................................................................. 15,910,606
Foreign taxes withheld ................................................................................................ (182)
Total investment income .................................................................................................
20,940,448
EXPENSES
Investment advisory .................................................................................................. 1,657,137
Distribution — class specific ............................................................................................ 827,037
Transfer agent — class specific .......................................................................................... 597,629
Accounting services .................................................................................................. 89,984
Printing and postage ................................................................................................. 65,473
Professional ....................................................................................................... 50,029
Custodian ......................................................................................................... 35,298
Registration ....................................................................................................... 11,100
Transfer agent ...................................................................................................... 8,312
Directors and Officer ................................................................................................. 7,916
Miscellaneous ...................................................................................................... 94,797
Total expenses excluding interest expense .....................................................................................
3,444,712
Interest expense .................................................................................................... 12,147
Total expenses .......................................................................................................
3,456,859
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (8,910)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (399,144)
Total expenses after fees waived and/or reimbursed ..............................................................................
3,048,805
Net investment income ..................................................................................................
17,891,643
REALIZED AND UNREALIZED GAIN (LOSS) $ (21,174,912)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (7,737,937)
Forward foreign currency exchange contracts ............................................................................... 348,920
Foreign currency transactions ......................................................................................... (172,314)
Futures contracts .................................................................................................. (1,141,593)
Options written ................................................................................................... 1,125,128
Swaps ......................................................................................................... (221,093)
A
(7,798,889)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (16,041,673)
Investments — affiliated ............................................................................................. 1,296,767
Forward foreign currency exchange contracts ............................................................................... 631,751
Foreign currency translations .......................................................................................... (29,160)
Futures contracts .................................................................................................. 101,104
Options written ................................................................................................... 579,573
Swaps ......................................................................................................... 85,615
A
(13,376,023)
Net realized and unrealized loss ............................................................................................
(21,174,912)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (3,283,269)

Statements of Changes in Net Assets
37
Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Total Return V.I. Fund
Six Months Ended
06/30/24 (unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 17,891,643  $ 30,256,235
Net realized loss .................................................................................. (7,798,889) (26,088,631)
Net change in unrealized appreciation (depreciation) .......................................................... (13,376,023) 38,859,088
Net increase (decrease) in net assets resulting from operations ..................................................... (3,283,269) 43,026,692
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (4,030,013) (7,193,788)
Class III ....................................................................................... (13,765,921) (22,200,667)
Decrease in net assets resulting from distributions to shareholders ................................................... (17,795,934) (29,394,455)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 48,081,348  74,483,035
NET ASSETS
Total increase in net assets ............................................................................. 27,002,145  88,115,272
Beginning of period .................................................................................. 839,622,556  751,507,284
End of period ......................................................................................
$ 866,624,701  $ 839,622,556
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements
38
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Total Return V.I. Fund
Class I
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ...........
$ 10.23  $ 10.05  $ 11.98  $ 12.40  $ 12.22  $ 11.53
Net investment income
(a)
...................
0 .22  0 .40  0 .25  0 .17  0 .25  0 .35
Net realized and unrealized gain (loss) ..........
( 0 .25 ) 0 .17  ( 1 .93 ) ( 0 .35 ) 0 .82  0 .73
Net increase (decrease) from investment operations .. (0.03) 0.57  (1.68) (0.18) 1.07  1.08
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .22 ) ( 0 .39 ) ( 0 .25 ) ( 0 .17 ) ( 0 .29 ) ( 0 .35 )
From net realized gain .....................
—  —  ( 0 .00 )
(c)
( 0 .07 ) ( 0 .60 ) ( 0 .04 )
Total distributions .......................... (0.22) (0.39) (0.25) (0.24) (0.89) (0.39)
Net asset value, end of period ................ $ 9.98  $ 10.23  $ 10.05  $ 11.98  $ 12.40  $ 12.22
Total Return
(d)
Based on net asset value .................... (0.26)%
(e)
5.83% (14.06)% (1.42)% 8.88% 9.49%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.65%
(g)
0.65% 0.65% 0.65% 0.69% 0.74%
Total expenses after fees waived and/or reimbursed ..
0.48%
(g)
0.47% 0.46% 0.47% 0.51% 0.54%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
0.48%
(g)
0.47% 0.46% 0.47% 0.51% 0.52%
Net investment income .....................
4.49%
(g)
4.00% 2.36% 1.44% 1.98% 2.90%
Supplemental Data
Net assets, end of period (000) ................ $ 180,741  $ 184,953  $ 187,263  $ 232,294  $ 250,444  $ 245,548
Portfolio turnover rate
(h)
...................... 364% 605% 488% 647% 674% 536%
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...............................
249% 398% 283% 334% 399% 326%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
39
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Total Return V.I. Fund
Class III
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ...........
$ 10.10  $ 9.93  $ 11.83  $ 12.24  $ 12.07  $ 11.40
Net investment income
(a)
...................
0 .21  0 .37  0 .22  0 .13  0 .21  0 .31
Net realized and unrealized gain (loss) ..........
( 0 .26 ) 0 .16  ( 1 .90 ) ( 0 .34 ) 0 .81  0 .71
Net increase (decrease) from investment operations .. (0.05) 0.53  (1.68) (0.21) 1.02  1.02
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .20 ) ( 0 .36 ) ( 0 .22 ) ( 0 .13 ) ( 0 .25 ) ( 0 .31 )
From net realized gain .....................
—  —  ( 0 .00 )
(c)
( 0 .07 ) ( 0 .60 ) ( 0 .04 )
Total distributions .......................... (0.20) (0.36) (0.22) (0.20) (0.85) (0.35)
Net asset value, end of period ................ $ 9.85  $ 10.10  $ 9.93  $ 11.83  $ 12.24  $ 12.07
Total Return
(d)
Based on net asset value .................... (0.44)%
(e)
5.43% (14.28)% (1.69)% 8.54% 9.05%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.87%
(g)
0.86% 0.86% 0.87% 0.92% 0.97%
Total expenses after fees waived and/or reimbursed ..
0.79%
(g)
0.78% 0.77% 0.78% 0.82% 0.85%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
0.79%
(g)
0.78% 0.77% 0.78% 0.82% 0.83%
Net investment income .....................
4.18%
(g)
3.70% 2.07% 1.12% 1.67% 2.58%
Supplemental Data
Net assets, end of period (000) ................ $ 685,884  $ 654,670  $ 564,245  $ 614,967  $ 470,328  $ 385,784
Portfolio turnover rate
(h)
...................... 364% 605% 488% 647% 674% 536%
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...............................
249% 398% 283% 334% 399% 326%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2024
BlackRock Semi-Annual Financial Statements
40
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 2 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Total Return V.I.
Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its  Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

Notes to Financial Statements
(unaudited) (continued)
41
Notes to Financial Statements
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed Income Complex and reflected as Directors and Officer expense on the Statement(s) of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
42
from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
43
Notes to Financial Statements
issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement

Notes to Financial Statements
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2024
BlackRock Semi-Annual Financial Statements
44
date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement
of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Notes to Financial Statements
(unaudited) (continued)
45
Notes to Financial Statements
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal

Notes to Financial Statements
(unaudited) (continued)
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BlackRock Semi-Annual Financial Statements
46
to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and BlackRock High Yield V.I.
Fund, a series of the Company, at the following annual rates:
For the six months ended June 30, 2024, the aggregate average daily net assets of the Fund and BlackRock High Yield V.I. Fund were approximately $1,720,255,131.
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.50%
$250 million- $500 million ................................................................................................. 0.45
$500 million- $750 million ................................................................................................. 0.40
Greater than $750 million ................................................................................................. 0.35

Notes to Financial Statements
(unaudited) (continued)
47
Notes to Financial Statements
The Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-
Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2024, the class specific distribution fees borne directly by Class III were $827,037.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended
June 30, 2024, the amount waived was $8,910.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2024, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”).
The expense limitations as a percentage of average daily net assets are as follows:
In addition, with respect to Class I shares, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses including interest expense, and excluding dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund's business to 0.60% of average daily net assets through June 30, 2024.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 150,502 $ 447,127 $ 597,629
Class I ................................................................................................................
0.00%
Class III ...............................................................................................................
0.06
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 150,502
Class III ...................................................................................................... 248,642
$ 399,144
Class I Class III
Expense Limitations .................................................................................. 0.60% 1.50%

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
48
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended June 30, 2024, purchases and sales related to mortgage dollar rolls were $1,022,425,064 and $1,022,208,730, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $(94,399,876).
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2024, the Fund did not borrow under the credit agreement.
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Total Return V.I. Fund ........................................... $ 2,796,279,356 $ 2,823,738,717 $ 445,729,821 $ 420,158,028
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Total Return V.I. Fund ....................................... $ 1,015,138,185 $ 1,723,683 $ (49,592,570) $ (47,868,887)

Notes to Financial Statements
(unaudited) (continued)
49
Notes to Financial Statements
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
50
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Total Return V.I. Fund
Class I
Shares sold .............................................
716,362 $ 7,167,887 1,026,269 $ 10,391,606
Shares issued in reinvestment of distributions ........................
396,908 3,987,782 713,483 7,172,580
Shares redeemed .........................................
(1,074,256) (10,759,787) (2,291,240) (23,078,749)
39,014 $ 395,882 (551,488) $ (5,514,563)
Class III
Shares sold .............................................
6,787,160 $ 67,117,944 10,380,895 $ 104,170,985
Shares issued in reinvestment of distributions ........................
1,358,778 13,476,278 2,201,379 21,832,525
Shares redeemed .........................................
(3,325,593) (32,908,756) (4,628,069) (46,005,912)
4,820,345 $ 47,685,466 7,954,205 $ 79,997,598
4,859,359 $ 48,081,348 7,402,717 $ 74,483,035

Glossary of Terms Used in this Report
51
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
PEN Peruvian Sol
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
AMT Alternative Minimum Tax
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced
VRDN Variable Rate Demand Notes
WIBOR Warsaw Interbank Offered Rate

Additional Information
Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Company is paid by the Company, on behalf of the Funds.
General Information
Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2024
BlackRock Semi-Annual Financial Statements
Funds and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
(d)
New York, NY 10019
Willkie Farr & Gallagher LLP
(e)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Global Allocation V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Global Allocation V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money
Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock
S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(e)
For BlackRock High Yield V.I. Fund and BlackRock Total Return V.I. Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds, Inc. (the “Corporation”)
met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory
Agreement”) between the Corporation, on behalf of BlackRock Advantage Large Cap Core V.I. Fund (“Large Cap Core V.I. Fund”), BlackRock Advantage Large Cap Value V.I.
Fund (“Large Cap Value V.I. Fund”), BlackRock Advantage SMID Cap V.I. Fund (“SMID Cap V.I. Fund”), BlackRock Basic Value V.I. Fund (“Basic Value V.I. Fund”), BlackRock
Capital Appreciation V.I. Fund (“Capital Appreciation V.I. Fund”), BlackRock Equity Dividend V.I. Fund (“Equity Dividend V.I. Fund”), BlackRock Global Allocation V.I. Fund
(“Global Allocation V.I. Fund”), BlackRock Government Money Market V.I. Fund (“Government Money Market V.I. Fund”), BlackRock International V.I. Fund (“International V.I.
Fund”), BlackRock International Index V.I. Fund (“International Index V.I. Fund”), BlackRock 60/40 Target Allocation ETF V.I. Fund (“60/40 Target Allocation ETF V.I. Fund”),
BlackRock Large Cap Focus Growth V.I. Fund (“Large Cap Focus Growth V.I. Fund”), BlackRock Managed Volatility V.I. Fund (“Managed Volatility V.I. Fund”), BlackRock
Small Cap Index V.I. Fund (“Small Cap Index V.I. Fund”) and BlackRock S&P 500 Index V.I. Fund (“S&P 500 Index V.I. Fund”) (each, a “Fund,” and collectively the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement between the Manager and (a) BlackRock International Limited (“BIL”) with respect to International V.I. Fund and Managed Volatility V.I. Fund (the “BIL Sub-Advisory Agreements”); (b)
BlackRock Asset Management North Asia Limited (“BNA”) with respect to Managed Volatility V.I. Fund (the “BNA Sub-Advisory Agreement”); and (c) BlackRock (Singapore)
Limited (“BSL” and together with BIL and BNA, the “Sub-Advisors”) with respect to Managed Volatility V.I. Fund and Global Allocation V.I. Fund (the “BSL Sub-Advisory
Agreements” and together with the BIL Sub-Advisory Agreements and the BNA Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager and the Sub-
Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Corporation, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement[s]. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable):
investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight;
and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses , and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2024
BlackRock Semi-Annual Financial Statements
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers;
(e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds;
and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk &
Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Fund by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of, with respect to International V.I. Fund and Managed Volatility V.I. Fund, BIL, with respect to Managed Volatility V.I. Fund and Global Allocation V.I. Fund, BSL and, with respect to Managed Volatility V.I. Fund, BNA, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and, with respect to Large Cap Focus Growth V.I. Fund, Capital Appreciation V.I. Fund, Equity Dividend V.I. Fund, Basic Value V.I. Fund,
Large Cap Value V.I. Fund, Large Cap Core V.I. Fund, SMID Cap V.I. Fund, Global Allocation V.I. Fund, 60/40 Target Allocation ETF V.I. Fund and International V.I. Fund, the
respective Morningstar open-end fund category (“Morningstar Open-End Category”) and, with respect to Managed Volatility V.I. Fund, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”) and, with respect to International Index V.I. Fund, Small Cap Index V.I. Fund
and S&P 500 Index V.I. Fund, the performance of the Fund as compared with its benchmark and, with respect to Government Money Market V.I. Fund, a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight Committee regularly review and meet with
Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board noted that for the one-, three- and five-year periods reported, Basic Value V.I. Fund ranked in the first, second and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, each of Large Cap Focus Growth V.I. Fund and Capital Appreciation V.I. Fund ranked in the first, third and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End
Category is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed each Fund’s underperformance relative to its Morningstar Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, International V.I. Fund ranked in the first, fourth and first quartiles, respectively, against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End
Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, SMID Cap V.I. Fund ranked in the first, fourth and third quartiles, respectively, against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End
Category during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, each of Equity Dividend V.I. Fund, Large Cap Core V.I. Fund, Large Cap Value V.I. Fund
and 60/40 Target Allocation ETF V.I. Fund ranked in the second, third and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that
BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed each Fund’s underperformance relative to its Morningstar Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, Global Allocation V.I. Fund ranked in the second, fourth and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period.
The Board reviewed and considered Managed Volatility V.I. Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for each of the one-, three- and five-year periods reported, the Fund underperformed its total return target. The Board noted that
BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.
The Board noted that for the one-year period reported, Small Cap Index V.I. Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-year period reported, each of S&P 500 Index V.I. Fund’s and International Index V.I. Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for each
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed each Fund’s above tolerance performance relative to its benchmark over the period.
The Board reviewed Government Money Market V.I. Fund’s performance within the context of the low yield environment that existed for a portion of the relative periods. In addition to reviewing the Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio.
The Board noted that for the one- and three-year periods reported, the Fund underperformed and outperformed, respectively, its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Benchmark Weighted Average during the applicable period.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2024
BlackRock Semi-Annual Financial Statements
analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that each of S&P 500 Index V.I. Fund’s, International Index V.I. Fund’s and Small Cap Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to each Fund’s Expense Peers. Additionally, the
Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the pertinent Fund on a class-by-class basis.
The Board noted that each of Managed Volatility V.I. Fund’s, SMID Cap V.I. Fund’s and Equity Dividend V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to each Fund’s Expense Peers. The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the pertinent Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the pertinent Fund on a class-by-class basis.
The Board noted that Large Cap Core V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Basic Value V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and fourth quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
BlackRock has reviewed with the Board that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board noted that the 60/40 Target Allocation ETF V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
The Board noted that International V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that each of Capital Appreciation V.I. Fund’s and Large Cap Focus Growth V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to each Fund’s Expense Peers. The
Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the pertinent Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent
Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the pertinent Fund on a class-by-class basis.
The Board noted that the Global Allocation V.I. Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Large Cap Value V.I. Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
that BlackRock had voluntarily agreed to waive a portion of the advisory fee payable by the Fund. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board reviewed the expenses within the context of the low yield environment that existed for a portion of the relative periods, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable. The Board noted that Government Money Market V.I.
Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Corporation, on behalf of each Fund, (ii) the BIL Sub-Advisory Agreements between the Manager and BIL with respect to International V.I. Fund and Managed Volatility V.I. Fund, (iii) the
BNA Sub-Advisory Agreement between the Manager and BNA with respect to Managed Volatility V.I. Fund and (iv) BSL Sub-Advisory Agreements between the Manager and BSL with respect to Managed Volatility V.I. Fund and Global Allocation V.I. Fund, each for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
2024
BlackRock Semi-Annual Financial Statements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds II, Inc. (the “Company”)
met on May 3, 2024 (the “May Meeting”) and June 6-7, 2024 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory
Agreement”) or between the Company, on behalf of BlackRock High Yield V.I. Fund (the “High Yield V.I. Fund”) and BlackRock Total Return V.I. Fund (the “Total Return V.I.
Fund”) (together, the “Funds” and each, a “Fund,”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to each Fund and (2) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to the Total Return V.I. Fund. The Manager and the Sub-Advisors are
referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities;
investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of
BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to each Fund, as applicable, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B. The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May
Meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar open-end fund category (“Morningstar Open-End Category”). The Board and its
Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the High Yield V.I. Fund ranked in the first, second and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the High
Yield V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for each of the one-, three- and five-year periods reported, the Total Return V.I. Fund ranked in the third quartile against its Morningstar
Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Total Return V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Total Return V.I. Fund’s underperformance relative to its
Morningstar Open-End Category during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2024
BlackRock Semi-Annual Financial Statements
a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the High Yield V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the High Yield V.I. Fund’s Expense Peers. The Board also noted that the High Yield V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the High Yield V.I. Fund, combined with the assets of the Total Return V.I. Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the aggregate assets of High Yield V.I. Fund and the Total Return V.I Fund, decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the High Yield V.I. Fund’s total expenses as a percentage of the High Yield V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the High Yield V.I. Fund on a class-by-class basis.
The Board noted that the Total Return V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Total Return V.I. Fund’s Expense Peers. The Board also noted that the Total Return V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Total Return V.I. Fund, combined with the assets of the High
Yield V.I. Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the aggregate assets of Total Return V.I. Fund and the High Yield V.I Fund, decrease below certain contractually specified levels. The Board further noted that
BlackRock and the Board have contractually agreed to a cap on the Total Return V.I. Fund’s total expenses as a percentage of the Total Return V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Total Return V.I. Fund on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Company, on behalf of each Fund, for a one-year term ending June 30, 2025, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to each Fund, and (2)
the Manager and BRS, with respect to the Total Return V.I. Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The
Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Disclosure of Investment Sub-Advisory Agreement
2024
BlackRock Semi-Annual Financial Statements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds, Inc. (the “Corporation”) met on March
5-7, 2024 (the “Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Advisors, LLC (the
“Manager”), the Corporation’s investment advisor, and BlackRock International Limited (the “Sub-Advisor”) with respect to BlackRock Global Allocation V.I. Fund (the “Fund”),
a series of the Corporation.
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Meeting, the Board reviewed materials relating to its consideration of the
Sub-Advisory Agreement. The Board Members who are not “interested persons” of the Corporation, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board previously met on May 23-24, 2023 (the “May 2023 Meeting”) to consider the approval of the continuation of the Corporation’s investment advisory agreement (the “Advisory Agreement”) between the Corporation and the Manager, on behalf of the Fund. At the May 2023 Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement for a one-year term ending June 30, 2024. A discussion of the basis for the Board’s approval of the Advisory Agreement at the May 2023 Meeting is included in the semi-annual shareholder report for the Fund for the period ended June 30, 2023.
The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the May 2023 Meeting with respect to approval of the Advisory Agreement.
Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Want to know more?
blackrock.com | 800-441-7762
This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the
Funds. Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
BlackRock Government Money Market V.I. Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s
current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable.
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable.
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable.
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable.
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable.
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable.
              (a)(3) Section 302 Certifications are attached.
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.
(a)(5) Change in Registrant’s independent public accountant – Not Applicable.
(b) Section 906 Certifications are attached.
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds II, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Variable Series Funds II, Inc.

Date: August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds II, Inc.

Date: August 14, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds II, Inc.

Date: August 14, 2024